UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.   Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 98.6%††
Consumer Discretionary — 22.7%
18,825	Advance Auto Parts, Inc.(a)	$2,817,914
17,689	Amazon.com, Inc.†	6,582,077
200	AutoNation, Inc.†	12,866
150	AutoZone, Inc.†(a)	102,324
1,720	Brinker International, Inc.(a)	105,883
17,840	Cablevision Systems Corp., Class A(a)	326,472
20,872	CBS Corp., Class B	1,265,469
460	Chipotle Mexican Grill, Inc., Class A†	299,248
300	Choice Hotels International, Inc.	19,221
50,461	Comcast Corp., Class A	2,849,533
841	Darden Restaurants, Inc.(a)	58,315
5,331	DIRECTV†	453,668
7,415	Discovery Communications, Inc., Class C†	218,557
41,705	Dollar General Corp.	3,143,723
1,707	Domino's Pizza, Inc.	171,639
2,670	Dunkin' Brands Group, Inc.	126,985
1,197	Expedia, Inc.(a)	112,674
3,680	Gap, Inc. (The)(a)	159,454
7,920	Gentex Corp.(a)	144,936
3,734	Genuine Parts Co.	347,972
680	GNC Holdings, Inc., Class A	33,368
640	Hanesbrands, Inc.(a)	21,447
870	Harley-Davidson, Inc.(a)	52,844
32,987	Home Depot, Inc. (The)	3,747,653
4,753	Jarden Corp.†(a)	251,434
158	John Wiley & Sons, Inc., Class A	9,660
2,110	Kohl's Corp.(a)	165,108
1,280	L Brands, Inc.	120,691
11,975	Liberty Interactive Corp., Class A†	349,550
1,702	Liberty Ventures, Ser A†	71,501
100	LKQ Corp.†(a)	2,556
9,725	Lowe's Cos., Inc.	723,443
1,910	Macy's, Inc.(a)	123,978
34,875	Michael Kors Holdings, Ltd.†	2,293,031
490	Netflix, Inc.†	204,178
18,001	NIKE, Inc., Class B	1,806,040
254	NVR, Inc.†	337,479
3,896	Omnicom Group, Inc.(a)	303,810
160	O'Reilly Automotive, Inc.†	34,598
2,775	Priceline Group, Inc.†	3,230,516
96,169	PulteGroup, Inc.(a)	2,137,837
23,858	Royal Caribbean Cruises†	1,952,777
1,540	Scripps Networks Interactive, Inc., Class A	105,582
3,633	Service Corp. International(a)	94,640
370	Six Flags Entertainment Corp.	17,912
6,772	Staples, Inc.	110,282
69,835	Starbucks Corp.	6,613,374
5,750	Starz†	197,858
1,030	Target Corp.	84,532
13,739	Time Warner Cable, Inc., Class A	2,059,201
4,195	TJX Cos., Inc.	293,860
34,750	Tractor Supply Co.(a)	2,955,835
1,440	Ulta Salon Cosmetics & Fragrance, Inc.†	217,224
2,435	Under Armour, Inc., Class A†	196,626
60	Urban Outfitters, Inc.†(a)	2,739
3,013	Viacom, Inc., Class B	205,788
34,467	Walt Disney Co. (The)	3,615,244
812	Whirlpool Corp.	164,073
660	Williams-Sonoma, Inc.(a)	52,609
3,110	Wyndham Worldwide Corp.(a)	281,362

Shares		Value
Consumer Discretionary — (continued)
2,494	Yum! Brands, Inc.	$196,328
		54,757,498
Consumer Staples — 6.6%
12,737	Altria Group, Inc.	637,105
1,085	Archer-Daniels-Midland Co.	51,429
2,053	Campbell Soup Co.(a)	95,567
1,790	Church & Dwight Co., Inc.	152,902
550	Clorox Co. (The)(a)	60,714
12,041	Coca-Cola Co. (The)	488,263
3,675	Coca-Cola Enterprises, Inc.	162,435
20	Colgate-Palmolive Co.	1,387
299	ConAgra Foods, Inc.	10,922
2,540	Constellation Brands, Inc., Class A†	295,173
23,320	Costco Wholesale Corp.(a)	3,532,864
3,991	CVS Health Corp.	411,911
9,872	Diageo PLC ADR(a)	1,091,547
700	Dr. Pepper Snapple Group, Inc.(a)	54,936
33,073	Estee Lauder Cos., Inc. (The), Class A	2,750,351
1,230	General Mills, Inc.	69,618
710	Hershey Co. (The)	71,646
375	JM Smucker Co. (The)(a)	43,399
100	Kimberly-Clark Corp.	10,711
735	Kraft Foods Group, Inc.	64,030
9,730	Kroger Co. (The)	745,902
25,425	Monster Beverage Corp.†	3,518,693
6,473	PepsiCo, Inc.	618,948
830	Procter & Gamble Co. (The)	68,010
3,840	Reynolds American, Inc.	264,614
3,610	Rite Aid Corp.†	31,371
6,259	Sysco Corp.	236,152
550	Tyson Foods, Inc., Class A(a)	21,065
3,380	Walgreens Boots Alliance, Inc.	286,218
641	Wal-Mart Stores, Inc.	52,722
		15,900,605
Energy — 2.7%
21,870	Anadarko Petroleum Corp.	1,811,055
6,200	Cheniere Energy, Inc.†	479,880
46,508	EOG Resources, Inc.	4,264,318
180	Targa Resources Corp.(a)	17,242
600	Tesoro Corp.(a)	54,774
		6,627,269
Financials — 6.8%
20,525	Affiliated Managers Group, Inc.†	4,408,360
5,830	Allied World Assurance Co. Holdings AG	235,532
2,179	American Express Co.	170,224
13,867	Ameriprise Financial, Inc.	1,814,358
4,153	Aon PLC	399,186
2,410	Brown & Brown, Inc.	79,795
135,525	Charles Schwab Corp. (The)	4,125,381
1,765	Equity Lifestyle Properties, Inc.(b)	96,987
8,785	Erie Indemnity Co., Class A(a)	766,579
1,924	Extra Space Storage, Inc.(b)	130,005
37,283	First Republic Bank(a)	2,128,486
30	Gaming and Leisure Properties, Inc.(b)	1,106
681	Hanover Insurance Group, Inc. (The)	49,427
130	Howard Hughes Corp. (The)†	20,153
4,290	Iron Mountain, Inc.(a) (b)	156,499
865	Jones Lang LaSalle, Inc.	147,396
7,735	Lamar Advertising Co., Class A(a)	458,453
3,076	Legg Mason, Inc.	169,795
1,130	Marsh & McLennan Cos., Inc.	63,382
819	Plum Creek Timber Co., Inc.(a)	35,585
1,136	Public Storage(b)	223,951
1,976	Simon Property Group, Inc.(b)	386,585
61	StanCorp Financial Group, Inc.(a)	4,185

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
3,005	Validus Holdings, Ltd.	$126,510
642	Ventas, Inc.(b)	46,879
7,720	Weyerhaeuser Co., (b)	255,918
		16,500,717
Health Care — 17.1%
6,301	Abbott Laboratories	291,925
8,200	AbbVie, Inc.	480,028
10	Aetna, Inc.	1,065
2,998	Agilent Technologies, Inc.	124,567
26,310	Alexion Pharmaceuticals, Inc.†	4,559,523
2,340	Alnylam Pharmaceuticals, Inc.†(a)	244,343
2,606	AmerisourceBergen Corp., Class A	296,224
5,196	Amgen, Inc.	830,581
2,027	Baxter International, Inc.	138,849
949	Becton Dickinson and Co.	136,267
7,805	Biogen Idec, Inc.†	3,295,583
550	BioMarin Pharmaceutical, Inc.†	68,541
2,937	Boston Scientific Corp.†	52,132
9,254	Bristol-Myers Squibb Co.	596,883
3,293	Cardinal Health, Inc.	297,259
55,402	Catamaran Corp.†(a)	3,298,635
42,788	Celgene Corp.†	4,932,601
306	Centene Corp.†(a)	21,631
45,145	Cerner Corp.†(a)	3,307,323
2,950	Cigna Corp.	381,848
1,324	DaVita HealthCare Partners, Inc.†	107,615
2,865	Endo International PLC†	256,991
28,190	Envision Healthcare Holdings, Inc.†(a)	1,081,087
8,284	Express Scripts Holding Co.†	718,803
66,811	Gilead Sciences, Inc.†	6,556,163
2,869	HCA Holdings, Inc.†	215,835
20,238	Hologic, Inc.†(a)	668,360
1,940	Hospira, Inc.†	170,410
12,175	IDEXX Laboratories, Inc.†(a)	1,880,794
1,153	Illumina, Inc.†	214,043
2,154	Incyte Corp., Ltd.†(a)	197,436
90	Intercept Pharmaceuticals, Inc.†(a)	25,382
300	Intuitive Surgical, Inc.†	151,509
2,766	Johnson & Johnson	278,260
2,794	Laboratory Corp. of America Holdings†(a)	352,295
1,884	McKesson Corp.	426,161
350	Medivation, Inc.†(a)	45,174
2,705	Merck & Co., Inc.	155,483
382	Mettler-Toledo International, Inc.†	125,544
6,767	Mylan NV†(a)	401,621
1,644	PerkinElmer, Inc.(a)	84,074
16,185	Perrigo Co. PLC(a)	2,679,427
1,190	Pharmacyclics, Inc.†	304,581
1,835	Premier, Inc., Class A†	68,959
2,400	Quest Diagnostics, Inc.(a)	184,440
480	Regeneron Pharmaceuticals, Inc.†(a)	216,710
2,424	Seattle Genetics, Inc.†(a)	85,688
1,990	Tenet Healthcare Corp.†(a)	98,525
100	Universal Health Services, Inc., Class B	11,771
1,130	Veeva Systems, Inc., Class A†(a)	28,849
1,620	Vertex Pharmaceuticals, Inc.†	191,111
		41,338,909
Industrials — 8.6%
3,147	3M Co.	519,098
900	Alaska Air Group, Inc.(a)	59,562
1	Allegion PLC	61
2,415	AO Smith Corp.	158,569
1,080	Avis Budget Group, Inc.†	63,736

Shares		Value
Industrials — (continued)
1,608	Babcock & Wilcox Co. (The)(a)	$51,601
3,286	Boeing Co. (The)	493,163
15,925	Canadian Pacific Railway, Ltd.(a)	2,909,498
1,561	CH Robinson Worldwide, Inc.(a)	114,296
100	Cintas Corp.(a)	8,163
2,050	Delta Air Lines, Inc.	92,168
55	Exelis, Inc.	1,340
36,519	Fastenal Co.(a)	1,513,165
800	FedEx Corp.	132,360
28,441	HD Supply Holdings, Inc.†	886,079
3,967	Honeywell International, Inc.	413,798
1,213	Huntington Ingalls Industries, Inc.	170,002
9	Ingersoll-Rand PLC	613
3,115	Landstar System, Inc.(a)	206,525
4,072	Lockheed Martin Corp.	826,453
50	Middleby Corp.†	5,132
310	Norfolk Southern Corp.	31,905
80	Old Dominion Freight Line, Inc.†(a)	6,184
8,642	Pitney Bowes, Inc.(a)	201,531
11,156	Precision Castparts Corp.(a)	2,342,760
2,831	Robert Half International, Inc.	171,332
10,183	Rollins, Inc.(a)	251,826
59,880	Southwest Airlines Co.	2,652,684
1,125	Spirit AeroSystems Holdings, Inc., Class A†	58,736
1,300	Spirit Airlines, Inc.†	100,568
2,040	Stericycle, Inc.†	286,477
49,689	Textron, Inc.	2,202,713
480	TransDigm Group, Inc.(a)	104,986
2,590	Trinity Industries, Inc.(a)	91,971
3,484	Union Pacific Corp.	377,352
4,270	United Parcel Service, Inc., Class B	413,934
22,800	United Rentals, Inc.†	2,078,448
5,088	United Technologies Corp.(a)	596,314
3	Vectrus, Inc.†	76
100	Verisk Analytics, Inc., Class A†	7,140
595	Waste Management, Inc.	32,267
		20,634,586
Information Technology — 30.7%
2,574	Accenture PLC, Class A(a)	241,158
45,725	Adobe Systems, Inc.†	3,380,906
37,810	Alibaba Group Holding, Ltd. ADR†(a)	3,147,305
10,900	Alliance Data Systems Corp.†	3,229,125
84,485	Apple, Inc.	10,512,469
2,565	ARRIS Group, Inc.†(a)	74,116
2,282	Atmel Corp.(a)	18,781
2,137	Automatic Data Processing, Inc.	183,013
7,540	Booz Allen Hamilton Holding Corp., Class A	218,207
712	CDK Global, Inc.	33,293
1,744	Citrix Systems, Inc.†	111,389
1,521	CommScope Holding Co., Inc.†	43,409
3,370	Computer Sciences Corp.(a)	219,994
10,523	CoStar Group, Inc.†(a)	2,081,765
375	Diebold, Inc.(a)	13,297
910	DST Systems, Inc.	100,746
91,583	Facebook, Inc., Class A†	7,529,496
1,187	Fidelity National Information Services, Inc.	80,787
22,697	FireEye, Inc.†(a)	890,857
630	FleetCor Technologies, Inc.†	95,080
5,391	Global Payments, Inc.	494,247
6,090	Google, Inc., Class C†	3,337,320
8,129	Google, Inc., Class A†	4,509,156
469	Hewlett-Packard Co.	14,614

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
93	International Business Machines Corp.	$14,926
756	Intuit, Inc.	73,302
680	Jack Henry & Associates, Inc.	47,525
1,499	Keysight Technologies, Inc.†	55,688
630	Lam Research Corp.	44,248
290	LinkedIn Corp., Class A†	72,459
4,635	MasterCard, Inc., Class A	400,418
11,773	MercadoLibre, Inc.(a)	1,442,428
60,589	Micron Technology, Inc.†	1,643,779
13,460	Microsoft Corp.(a)	547,216
267	Motorola Solutions, Inc.	17,801
2,110	NetApp, Inc.(a)	74,821
480	NetSuite, Inc.†(a)	44,525
30,975	NXP Semiconductor NV†	3,108,651
7,611	Oracle Corp.(a)	328,415
540	Palo Alto Networks, Inc.†(a)	78,883
38,699	Pandora Media, Inc.†(a)	627,311
3,040	Paychex, Inc.(a)	150,830
51,761	Rackspace Hosting, Inc.†(a)	2,670,350
56,354	Salesforce.com, Inc.†	3,765,011
35,410	Skyworks Solutions, Inc.	3,480,449
2,904	Solera Holdings, Inc.(a)	150,021
1,490	Splunk, Inc.†(a)	88,208
41,754	Stratasys, Ltd.†(a)	2,203,776
8,780	SunEdison, Inc.†(a)	210,720
2,915	Symantec Corp.	68,109
2,980	Texas Instruments, Inc.	170,411
90	Twitter, Inc.†	4,507
4,735	Vantiv, Inc., Class A†	178,509
104,432	Visa, Inc., Class A(a)	6,830,897
28,450	VMware, Inc., Class A†	2,333,185
285	Western Digital Corp.	25,938
18,083	Western Union Co. (The)(a)	376,307
200	Workday, Inc., Class A†(a)	16,882
13,653	Xerox Corp.	175,441
39,567	Yelp, Inc., Class A†(a)	1,873,498
70	Zebra Technologies Corp., Class A†	6,350
		73,962,325
Materials — 2.9%
100	Avery Dennison Corp.	5,291
3,392	Ball Corp.(a)	239,611
1,347	Compass Minerals International, Inc.(a)	125,554
13,923	Ecolab, Inc.	1,592,513
3,097	EI du Pont de Nemours & Co.	221,342
1,454	Monsanto Co.	163,633
1,550	Packaging Corp. of America(a)	121,195
15,190	Sherwin-Williams Co. (The)	4,321,555
417	TimkenSteel Corp.	11,038
220	Valspar Corp.	18,487
984	Vulcan Materials Co.	82,951
		6,903,170
Telecommunication Services — 0.5%
8,743	CenturyLink, Inc.(a)	302,070
271	SBA Communications Corp., Class A†	31,734
18,563	Verizon Communications, Inc.	902,719
		1,236,523
Total Common Stock		–
(Cost $169,515,145)		237,861,602

SHORT-TERM INVESTMENTS — 18.8%
2,912,176	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%(c)	2,912,176

Shares		Value
SHORT-TERM INVESTMENTS — (continued)
42,340,829	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c) (d)	$42,340,829

Total Short-Term Investments
(Cost $45,253,005)		45,253,005

Total Investments — 117.4%
(Cost $214,768,150)‡		283,114,607
Other Assets & Liabilities, Net — (17.4)%		(41,962,642)
NET ASSETS — 100.0%		$241,151,966

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $43,206,574.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $42,340,829.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,479,007.

‡	At March 31, 2015, the tax basis cost of the Fund's investments was $214,768,150, and the unrealized appreciation and depreciation were $70,940,689 and $(2,594,232), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2015, all of the Fund’s investments in securities were considered Level 1. For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 98.6%††
Consumer Discretionary — 11.1%
1,423	Apollo Education Group, Inc., Class A†	$26,923
3,240	Bed Bath & Beyond, Inc.†(a)	248,751
4,150	Burlington Stores, Inc.†	246,593
8,693	Cablevision Systems Corp., Class A(a)	159,082
100	CarMax, Inc.†(a)	6,901
6,640	Choice Hotels International, Inc.	425,425
1,360	Comcast Corp., Class A	76,799
750	Darden Restaurants, Inc.	52,005
530	DeVry Education Group, Inc.(a)	17,681
99	Discovery Communications, Inc., Class C†	2,918
2,440	Dollar General Corp.	183,927
2,225	Dollar Tree, Inc.†	180,548
10,500	Fiat Chrysler Automobiles NV†(a)	171,255
5,975	Foot Locker, Inc.(a)	376,425
70,876	Ford Motor Co.(a)	1,143,939
8,675	Gannett Co., Inc.	321,669
18,142	General Motors Co.(a)	680,325
4,218	Gentex Corp.(a)	77,189
328	Genuine Parts Co.	30,566
23,534	Interpublic Group of Cos., Inc. (The)(a)	520,572
2,220	Jarden Corp.†(a)	117,438
90	John Wiley & Sons, Inc., Class A	5,503
6,474	Johnson Controls, Inc.	326,549
6,294	Kohl's Corp.(a)	492,505
3,900	L Brands, Inc.	367,731
2,975	Lear Corp.	329,690
3,160	Leggett & Platt, Inc.(a)	145,644
10	Liberty Media Corp.†	382
9,340	Macy's, Inc.	606,259
6,920	Magna International, Inc., Class A	371,327
2,099	MGM Resorts International†(a)	44,142
350	Murphy USA, Inc.†(a)	25,330
250	Newell Rubbermaid, Inc.(a)	9,768
5,085	News Corp., Class B†(a)	80,699
53,975	News Corp., Class A†(a)	864,140
9,088	Omnicom Group, Inc.(a)	708,682
570	Signet Jewelers, Ltd.	79,110
7,250	Sony Corp. ADR(a)	194,155
10,539	Stanley Black & Decker, Inc.	1,004,999
44,263	Staples, Inc.	720,823
1,510	Starz†	51,959
4,055	Target Corp.	332,794
3,222	Thomson Reuters Corp.(a)	130,684
1,127	Time Warner Cable, Inc., Class A	168,915
4,054	Time Warner, Inc.	342,320
515	Time, Inc.(a)	11,556
8,325	TRW Automotive Holdings Corp.†	872,876
20	Visteon Corp.†	1,928
1,793	Walt Disney Co. (The)	188,068
953	Whirlpool Corp.	192,563
872	Wyndham Worldwide Corp.(a)	78,890
		13,816,922
Consumer Staples — 6.0%
1,510	Altria Group, Inc.	75,530
1,039	Archer-Daniels-Midland Co.	49,249
1,537	Bunge, Ltd.	126,587
800	Campbell Soup Co.	37,240
690	Clorox Co. (The)	76,169
3,368	Coca-Cola Enterprises, Inc.	148,866
2,938	Constellation Brands, Inc., Class A†	341,425

Shares		Value
Consumer Staples — (continued)
15,788	CVS Health Corp.	$1,629,479
238	JM Smucker Co. (The)(a)	27,544
9,700	Kellogg Co.(a)	639,715
7,200	Kroger Co. (The)	551,952
8,021	Mondelez International, Inc., Class A	289,478
8,479	Procter & Gamble Co. (The)	694,769
590	Reynolds American, Inc.	40,657
83,908	Rite Aid Corp.†(a)	729,161
5,037	Sysco Corp.	190,046
12,872	Tyson Foods, Inc., Class A(a)	492,997
1,550	Walgreens Boots Alliance, Inc.	131,254
14,492	Wal-Mart Stores, Inc.	1,191,967
		7,464,085
Energy — 10.2%
676	Anadarko Petroleum Corp.	55,980
4,375	Apache Corp.	263,944
12,150	Baker Hughes, Inc.	772,497
41,078	BP PLC ADR(a)	1,606,561
927	California Resources Corp.(a)	7,054
29,350	Chesapeake Energy Corp.(a)	415,596
5,544	Chevron Corp.	582,009
3,659	ConocoPhillips	227,809
12,630	Devon Energy Corp.(a)	761,715
31,453	Exxon Mobil Corp.	2,673,505
8,780	Hess Corp.	595,899
3,351	Kinder Morgan, Inc.(a)	140,943
608	Marathon Petroleum Corp.	62,253
7,425	Murphy Oil Corp.(a)	346,005
18,425	Nabors Industries, Ltd.	251,501
5,900	Newfield Exploration Co.†	207,031
2,169	Occidental Petroleum Corp.	158,337
2,460	ONEOK, Inc.(a)	118,671
2,670	PBF Energy, Inc., Class A	90,566
969	Phillips 66	76,163
26,619	Royal Dutch Shell PLC ADR, Class A	1,587,823
2,775	Schlumberger, Ltd.	231,546
3,490	Tesoro Corp.	318,602
13,530	Valero Energy Corp.	860,779
7,115	Whiting Petroleum Corp.†	219,854
		12,632,643
Financials — 31.5%
4,028	Allied World Assurance Co. Holdings AG	162,731
2,420	Allstate Corp. (The)	172,231
9,590	American Capital Agency Corp.(b)	204,555
26,965	American International Group, Inc.	1,477,412
1,853	Ameriprise Financial, Inc.	242,446
2,347	Aon PLC	225,594
9,485	Aspen Insurance Holdings, Ltd.(a)	447,977
5,508	Assurant, Inc.(a)	338,246
8,005	Assured Guaranty, Ltd.	211,252
13,675	Axis Capital Holdings, Ltd.	705,357
174,928	Bank of America Corp.	2,692,142
530	Bank of Hawaii Corp.(a)	32,441
21,675	Barclays PLC ADR(a)	315,805
6,097	Berkshire Hathaway, Inc., Class B†	879,919
280	BlackRock, Inc., Class A	102,435
1,060	Brixmor Property Group, Inc.(b)	28,143
220	Brown & Brown, Inc.	7,284
3,610	Capital One Financial Corp.	284,540
100,224	Chimera Investment Corp.(b)	314,703
1,166	Chubb Corp. (The)	117,883
8,215	CIT Group, Inc.	370,661
50,042	Citigroup, Inc.	2,578,164
9,650	Citizens Financial Group, Inc.	232,854

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
9,875	Comerica, Inc.(a)	$445,659
100	DDR Corp.(a) (b)	1,862
8,733	Discover Financial Services	492,105
5,930	Duke Realty Corp.(b)	129,096
650	East West Bancorp, Inc.(a)	26,299
400	Endurance Specialty Holdings, Ltd.(a)	24,456
1,618	Equity Lifestyle Properties, Inc.(b)	88,909
370	Erie Indemnity Co., Class A(a)	32,286
21,525	Fifth Third Bancorp	405,746
850	FNF Group	31,246
12,525	Franklin Resources, Inc.(a)	642,783
7,436	Fulton Financial Corp.	91,760
8,211	General Growth Properties, Inc.(b)	242,635
30,750	Genworth Financial, Inc., Class A†(a)	224,782
5,442	Goldman Sachs Group, Inc. (The)	1,022,933
1,189	Hanover Insurance Group, Inc. (The)	86,298
17,759	Hartford Financial Services Group, Inc.	742,681
3,035	Health Care REIT, Inc.(b)	234,788
5	HealthCare Trust of America, Class A(b)	139
32,796	Host Hotels & Resorts, Inc., (a) (b)	661,823
120	Howard Hughes Corp. (The)†	18,602
40,750	Huntington Bancshares, Inc.(a)	450,288
5,900	Invesco, Ltd.	234,171
1,950	Iron Mountain, Inc.(a) (b)	71,136
1,559	Jones Lang LaSalle, Inc.	265,654
46,957	JPMorgan Chase & Co.	2,844,655
4,687	Kemper Corp.(a)	182,606
64,025	KeyCorp	906,594
560	Kilroy Realty Corp.(b)	42,655
1,316	Legg Mason, Inc.	72,643
6,085	Lincoln National Corp.(a)	349,644
6,384	MBIA, Inc.†(a)	59,371
546	Mercury General Corp.(a)	31,532
34,425	MetLife, Inc.	1,740,184
12,812	MFA Financial, Inc., (b)	100,702
24,225	Morgan Stanley	864,590
1,740	New York Community Bancorp, Inc.(a)	29,110
4,055	Northern Trust Corp.	282,431
20,838	Old Republic International Corp.(a)	311,320
24	PartnerRe, Ltd.	2,744
8,897	People's United Financial, Inc.(a)	135,235
515	Plum Creek Timber Co., Inc.(a)	22,377
18,849	PNC Financial Services Group, Inc.	1,757,481
50	Principal Financial Group, Inc.	2,569
22,475	Progressive Corp. (The)(a)	611,320
2,210	Prologis, Inc.(b)	96,268
4,120	Prudential Financial, Inc.	330,877
180	Public Storage(b)	35,485
120	Raymond James Financial, Inc.	6,814
1,850	Regency Centers Corp.(a) (b)	125,874
45,325	Regions Financial Corp.	428,321
3,769	RenaissanceRe Holdings, Ltd.(a)	375,882
2,928	Retail Properties of America, Inc., Class A(b)	46,936
520	Simon Property Group, Inc.(b)	101,733
11,985	State Street Corp.	881,257
13,600	SunTrust Banks, Inc.	558,824
9,575	Synchrony Financial†(a)	290,601
9,580	TCF Financial Corp.	150,598
634	Travelers Cos., Inc. (The)	68,554
2,893	U.S. Bancorp	126,337
51,775	UBS Group AG†(a)	971,817
2,040	UDR, Inc, (b)	69,421
317	Urban Edge Properties(b)	7,513

Shares		Value
Financials — (continued)
670	Validus Holdings, Ltd.	$28,207
3,955	Ventas, Inc.(b)	288,794
634	Vornado Realty Trust(b)	71,008
27,210	Voya Financial, Inc.(a)	1,173,023
2,609	Weingarten Realty Investors(b)	93,872
35,913	Wells Fargo & Co.	1,953,667
13,954	Weyerhaeuser Co. (a) (b)	462,575
10,050	Willis Group Holdings PLC(a)	484,209
20,025	XL Group PLC, Class A	736,920
		39,128,062
Health Care — 15.7%
24,618	Abbott Laboratories	1,140,552
7,330	AbbVie, Inc.	429,098
12,280	Aetna, Inc.(a)	1,308,189
450	Agilent Technologies, Inc.(a)	18,698
580	Alnylam Pharmaceuticals, Inc.†	60,564
2,158	AmerisourceBergen Corp., Class A	245,300
3,060	Amgen, Inc.	489,141
4,299	Anthem, Inc.(a)	663,809
9,850	Baxter International, Inc.(a)	674,725
3,075	Becton Dickinson and Co.	441,539
9,609	Boston Scientific Corp.†	170,560
7,020	Bristol-Myers Squibb Co.	452,790
2,838	Cardinal Health, Inc.	256,186
13,769	Cigna Corp.	1,782,259
680	Community Health Systems, Inc.†	35,550
900	DaVita HealthCare Partners, Inc.†(a)	73,152
2,660	Edwards Lifesciences Corp.†	378,943
8,615	Eli Lilly & Co.	625,880
4,907	Express Scripts Holding Co.†	425,780
8,400	HCA Holdings, Inc.†(a)	631,932
861	Health Net, Inc.†	52,082
8,035	Hologic, Inc.†(a)	265,356
470	Intuitive Surgical, Inc.†	237,364
17,304	Johnson & Johnson	1,740,782
8,124	Laboratory Corp. of America Holdings†(a)	1,024,355
917	McKesson Corp.	207,426
630	MEDNAX, Inc.†	45,681
3,635	Medtronic PLC	283,494
21,537	Merck & Co., Inc.(a)	1,237,947
2,920	Mylan NV†(a)	173,302
5,179	Omnicare, Inc.(a)	399,094
159	PerkinElmer, Inc.(a)	8,131
60,637	Pfizer, Inc.	2,109,561
244	Quest Diagnostics, Inc.(a)	18,751
190	Teleflex, Inc.(a)	22,958
11,790	Teva Pharmaceutical Industries, Ltd. ADR	734,517
453	Thermo Fisher Scientific, Inc.(a)	60,856
4,987	UnitedHealth Group, Inc.	589,912
190	Universal Health Services, Inc., Class B	22,365
		19,538,581
Industrials — 6.8%
610	ADT Corp.(a)	25,327
2,110	Alaska Air Group, Inc.(a)	139,640
8,525	Allison Transmission Holdings, Inc.	272,288
10,595	American Airlines Group, Inc.(a)	559,204
140	AO Smith Corp.	9,192
865	Babcock & Wilcox Co. (The)(a)	27,758
238	CH Robinson Worldwide, Inc.(a)	17,426
630	Cintas Corp.(a)	51,427
6,175	CSX Corp.	204,516
13,080	Delta Air Lines, Inc.	588,077

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
388	Dun & Bradstreet Corp.	$49,804
460	Equifax, Inc.	42,780
182	Exelis, Inc.	4,435
1,219	FedEx Corp.	201,684
1,559	General Dynamics Corp.(a)	211,603
35,171	General Electric Co.	872,593
813	Harsco Corp.(a)	14,032
1,661	Huntington Ingalls Industries, Inc.	232,789
79	Ingersoll-Rand PLC	5,378
3,360	KAR Auction Services, Inc.	127,445
2,759	L-3 Communications Holdings, Inc., Class 3	347,055
16,825	Masco Corp.	449,227
2,659	Northrop Grumman Corp.	427,993
1,430	Oshkosh Corp.(a)	69,770
4,520	PACCAR, Inc.(a)	285,393
8,750	Parker Hannifin Corp.(a)	1,039,325
6,504	Pitney Bowes, Inc.(a)	151,673
720	Raytheon Co.	78,660
84	RR Donnelley & Sons Co.(a)	1,612
13,821	Southwest Airlines Co.	612,270
280	Spirit AeroSystems Holdings, Inc., Class A†	14,619
15,950	Trinity Industries, Inc.(a)	566,385
5,620	United Continental Holdings, Inc.†	377,945
1,925	United Rentals, Inc.†(a)	175,483
10	Vectrus, Inc.†	255
2,958	Waste Management, Inc.	160,412
		8,415,475
Information Technology — 11.0%
3,325	Apple, Inc.	413,730
12,025	Applied Materials, Inc.	271,284
1,029	AVX Corp.	14,684
5,997	Booz Allen Hamilton Holding Corp., Class A(a)	173,553
110	Broadcom Corp., Class A	4,762
9,446	Brocade Communications Systems, Inc.	112,077
1,829	CA, Inc.(a)	59,644
60,736	Cisco Systems, Inc.	1,671,759
1,779	Computer Sciences Corp.(a)	116,133
20,744	Corning, Inc.	470,474
1,279	Diebold, Inc.(a)	45,353
1,709	DST Systems, Inc.	189,203
4,975	Electronic Arts, Inc.†(a)	292,605
1,480	Fidelity National Information Services, Inc.(a)	100,729
1,381	Global Payments, Inc.	126,610
75,021	Hewlett-Packard Co.	2,337,655
520	Informatica Corp.†	22,804
1,214	Ingram Micro, Inc., Class A†(a)	30,496
41,247	Intel Corp.	1,289,794
2,140	Jabil Circuit, Inc.	50,033
1,854	Juniper Networks, Inc.	41,863
225	Keysight Technologies, Inc.†	8,359
1,340	Leidos Holdings, Inc.	56,227
920	Lexmark International, Inc., Class A(a)	38,953
22,565	Micron Technology, Inc.†(a)	612,188
20,898	Microsoft Corp.	849,608
6,620	NXP Semiconductor NV†	664,383
7,338	ON Semiconductor Corp.†	88,863
24,850	Oracle Corp.(a)	1,072,277
1,120	Paychex, Inc.(a)	55,569
4,085	Qorvo, Inc.†(a)	325,575
870	SunEdison, Inc.†(a)	20,880

Shares		Value
Information Technology — (continued)
150	Symantec Corp.	$3,505
6,850	TE Connectivity, Ltd.	490,597
1,022	Tech Data Corp.†(a)	59,041
1,080	Total System Services, Inc.	41,202
1,159	Vishay Intertechnology, Inc.(a)	16,017
7,434	Western Digital Corp.	676,568
3,868	Western Union Co. (The)(a)	80,493
46,291	Xerox Corp.	594,839
		13,590,389
Materials — 2.4%
15,875	Alcoa, Inc.	205,105
2,180	Ashland, Inc.(a)	277,536
130	Avery Dennison Corp.(a)	6,878
1,901	Ball Corp.(a)	134,287
636	Bemis Co., Inc.(a)	29,453
308	Cabot Corp.	13,860
476	Cytec Industries, Inc.	25,723
13,950	Dow Chemical Co. (The)	669,321
5,455	LyondellBasell Industries NV, Class A	478,949
7,013	Mosaic Co. (The)	323,019
16,475	Newmont Mining Corp.	357,672
986	Nucor Corp.(a)	46,865
570	Rock-Tenn Co., Class A	36,765
700	RPM International, Inc.	33,593
760	Sonoco Products Co.	34,549
330	Steel Dynamics, Inc.(a)	6,633
13,725	United States Steel Corp.(a)	334,890
10	Westlake Chemical Corp.(a)	719
		3,015,817
Telecommunication Services — 0.8%
17,173	AT&T, Inc.(a)	560,699
9,728	CenturyLink, Inc.(a)	336,102
7,436	Windstream Holdings, Inc.(a)	55,026
		951,827
Utilities — 3.1%
367	AGL Resources, Inc.	18,222
6,886	Ameren Corp.(a)	290,589
1,822	American Electric Power Co., Inc.	102,487
2,898	Atmos Energy Corp.(a)	160,259
2,238	CenterPoint Energy, Inc.	45,678
2,060	Dominion Resources, Inc.(a)	145,992
3,770	DTE Energy Co.(a)	304,201
6,352	Duke Energy Corp.(a)	487,706
80	Edison International	4,998
9,925	Entergy Corp.(a)	769,088
730	Eversource Energy(a)	36,880
15,500	Exelon Corp.(a)	520,955
220	MDU Resources Group, Inc.	4,695
714	NextEra Energy, Inc.(a)	74,292
9,650	NRG Energy, Inc.(a)	243,084
629	PG&E Corp.	33,381
7,934	Public Service Enterprise Group, Inc.	332,593
5,927	Questar Corp.(a)	141,418
380	TECO Energy, Inc.	7,372
720	Vectren Corp.(a)	31,781
485	Wisconsin Energy Corp.(a)	24,008
		3,779,679
Total Common Stock
(Cost $100,152,030)		122,333,480

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares/ Number of Rights		Value
SHORT-TERM INVESTMENTS — 24.4%
1,665,874	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%(c)	$1,665,874

28,678,807	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c) (d)	28,678,807

Total Short-Term Investments
(Cost $30,344,681)		30,344,681

RIGHTS ‡‡— 0.0%
United States — 0.0%
1,118	Safeway CVR – PDC†	54
1,118	Safeway CVR - Casa Ley†	1,135
Total Rights (Cost $–)		1,189
Total Investments — 123.0%
(Cost $130,496,711)‡		152,679,350
Other Assets & Liabilities, Net — (23.0)%		(28,583,566)
NET ASSETS — 100.0%		$124,095,785

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡‡	Expiration date unavailable.
(a)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $27,853,698.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $28,678,807.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $9,047.

‡	At March 31, 2015, the tax basis cost of the Fund's investments was $130,496,711, and the unrealized appreciation and depreciation were $24,396,822 and $(2,214,183), respectively.

ADR — American Depositary Receipt
CVR. — Contingent Value Rights Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$122,333,480	$—	$—	$122,333,480
Rights	—	—	1,189	1,189
Short-Term Investments	30,344,681	—	—	30,344,681
Total Investments in Securities	$152,678,161	$—	$1,189	$152,679,350

‡	A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 97.4%††
Consumer Discretionary — 18.0%
4,114	Asbury Automotive Group, Inc.†(a)	$341,873
210	Ascent Capital Group, Inc., Class A†	8,360
70	Big 5 Sporting Goods Corp.	929
685	Bloomin' Brands, Inc.	16,666
220	Blue Nile, Inc.†(a)	7,005
480	Boyd Gaming Corp.†(a)	6,816
540	Bright Horizons Family Solutions, Inc.†(a)	27,686
445	Brown Shoe Co., Inc.	14,596
1,102	Brunswick Corp.(a)	56,698
370	Buffalo Wild Wings, Inc.† (a)	67,059
490	Build-A-Bear Workshop, Inc., Class A†	9,629
480	Burlington Stores, Inc.†	28,522
3,830	Capella Education Co.	248,490
1,000	Cato Corp. (The), Class A (a)	39,600
306	Cheesecake Factory, Inc. (The)(a)	15,095
140	Children's Place Retail Stores, Inc. (The)(a)	8,987
1,290	Christopher & Banks Corp.† (a)	7,172
1,440	Columbia Sportswear Co.	87,696
919	Cooper Tire & Rubber Co.	39,370
284	Cracker Barrel Old Country Store, Inc.(a)	43,208
5,780	Cumulus Media, Inc., Class A†(a)	14,277
582	Dana Holding Corp.(a)	12,315
5,805	Denny's Corp.†	66,177
1,040	DineEquity, Inc.	111,290
142	Domino's Pizza, Inc.	14,278
4,080	Dorman Products, Inc.†(a)	202,980
1,015	Entravision Communications Corp., Class A(a)	6,425
100	Fiesta Restaurant Group, Inc.†(a)	6,100
1,225	Finish Line, Inc. (The), Class A	30,037
990	Five Below, Inc.†	35,214
164	Genesco, Inc.†(a)	11,682
1,310	Gentherm, Inc.†(a)	66,168
4,570	G-III Apparel Group, Ltd.†(a)	514,811
2,314	Grand Canyon Education, Inc.†	100,196
2,340	Gray Television, Inc.†(a)	32,339
50	Group 1 Automotive, Inc.(a)	4,317
1,000	HSN, Inc.(a)	68,230
1,935	Iconix Brand Group, Inc.†(a)	65,151
1,445	Jack in the Box, Inc.	138,604
859	Kirkland's, Inc.†(a)	20,401
18,185	Krispy Kreme Doughnuts, Inc.†(a)	363,518
1,875	La-Z-Boy, Inc., Class Z(a)	52,706
167	Lithia Motors, Inc., Class A(a)	16,601
270	Malibu Boats, Inc., Class A†(a)	6,305
5	Monarch Casino & Resort, Inc.†	96
5,640	Monro Muffler Brake, Inc.(a)	366,882
200	Motorcar Parts of America, Inc.†	5,558
1,330	Nautilus, Inc.†(a)	20,309
1,205	New York & Co., Inc.†(a)	3,013
770	Nexstar Broadcasting Group, Inc., Class A(a)	44,059
3,195	Nutrisystem, Inc.(a)	63,836
105	Office Depot, Inc.†	966
2,725	Orbitz Worldwide, Inc.†(a)	31,773
676	Papa John's International, Inc.(a)	41,784
470	Penske Automotive Group, Inc.(a)	24,200
514	Pier 1 Imports, Inc.(a)	7,186
360	Pinnacle Entertainment, Inc.†(a)	12,992
350	Pool Corp.	24,416

Shares		Value
Consumer Discretionary — (continued)
494	Red Robin Gourmet Burgers, Inc.†(a)	$42,978
2,203	Ruth’s Hospitality Group, Inc.	34,984
540	Select Comfort Corp.†(a)	18,614
900	Skechers U.S.A., Inc., Class A†	64,719
15,005	Sonic Corp.(a)	475,658
10,311	Steven Madden, Ltd.†(a)	391,818
1,135	Tenneco, Inc.†	65,172
530	Texas Roadhouse, Inc., Class A(a)	19,308
787	Tower International, Inc.†	20,934
560	TRI Pointe Homes, Inc.†(a)	8,641
23,200	Tuesday Morning Corp.†(a)	373,520
220	Vince Holding Corp.†(a)	4,081
380	Vitamin Shoppe, Inc.†(a)	15,652
100	Weyco Group, Inc.(a)	2,990
185	Zumiez, Inc.†	7,446
		5,229,164
Consumer Staples — 4.7%
619	B&G Foods, Inc., Class A(a)	18,217
648	Cal-Maine Foods, Inc.	25,311
99	Coca-Cola Bottling Co. Consolidated(a)	11,193
159	Craft Brew Alliance, Inc.†(a)	2,169
1,245	Farmer Bros Co.†	30,814
748	Hain Celestial Group, Inc. (The)†(a)	47,909
1,040	HRG Group, Inc.†(a)	12,979
3,390	J&J Snack Foods Corp.	361,713
247	Lancaster Colony Corp.	23,507
10	Lifeway Foods, Inc.†	214
435	Omega Protein Corp.†(a)	5,955
70	PriceSmart, Inc.(a)	5,949
855	Revlon, Inc., Class A†(a)	35,226
834	Sanderson Farms, Inc.(a)	66,428
454	Spectrum Brands Holdings, Inc.	40,660
7,584	TreeHouse Foods, Inc.†(a)	644,792
354	United Natural Foods, Inc.†	27,272
120	WD-40 Co.(a)	10,625
		1,370,933
Energy — 1.3%
40	Adams Resources & Energy, Inc.	2,688
500	Alon USA Energy, Inc.	8,285
300	Delek US Holdings, Inc.	11,925
6,580	Matador Resources Co.†(a)	144,234
220	Matrix Service Co.†	3,863
2,717	PDC Energy, Inc.†(a)	146,827
1,180	Western Refining, Inc.(a)	58,280
		376,102
Financials — 10.7%
240	Aviv, Inc.(a) (b)	8,760
21,180	BancorpSouth, Inc.(a)	491,799
9,530	Bank of the Ozarks, Inc.(a)	351,943
770	BofI Holding, Inc.†(a)	71,641
485	Crawford & Co., Class B (a)	4,191
413	Credit Acceptance Corp.†(a)	80,535
840	Employers Holdings, Inc.	22,672
345	Enterprise Financial Services Corp.	7,128
490	Evercore Partners, Inc., Class A	25,313
632	Federated National Holding Co.(a)	19,339
3,646	FelCor Lodging Trust, Inc.(a) (b)	41,892
80	GAMCO Investors, Inc., Class A(a)	6,281
340	Geo Group, Inc. (The)(b)	14,872
85	Hallmark Financial Services, Inc.†	901
720	HCI Group, Inc.(a)	33,026
190	LendingTree, Inc.†(a)	10,642
5,097	MarketAxess Holdings, Inc.(a)	422,541

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
923	MGIC Investment Corp.†(a)	$8,888
230	Moelis & Co., Class A	6,928
4,450	Pinnacle Financial Partners, Inc.(a)	197,847
1,180	Potlatch Corp.(b)	47,247
462	PRA Group, Inc.†(a)	25,096
15,070	PrivateBancorp, Inc., Class A	530,012
555	Pzena Investment Management, Inc., Class A(a)	5,089
3,480	Radian Group, Inc.	58,429
5,340	South State Corp.(a)	365,203
500	Sovran Self Storage, Inc.(b)	46,970
3,660	St. Joe Co. (The)†	67,930
435	State Auto Financial Corp.	10,566
1,802	Strategic Hotels & Resorts, Inc.† (b)	22,399
70	United Fire Group, Inc.(a)	2,224
1,454	Universal Insurance Holdings, Inc.(a)	37,208
70	Virtus Investment Partners, Inc.(a)	9,154
1,460	Western Alliance Bancorp†(a)	43,274
970	WisdomTree Investments, Inc.	20,816
		3,118,756
Health Care — 25.8%
10	Abaxis, Inc.(a)	641
110	ABIOMED, Inc.†	7,874
180	Acadia Healthcare Co., Inc.†(a)	12,888
1,510	ACADIA Pharmaceuticals, Inc.†(a)	49,211
210	Acceleron Pharma, Inc.†	7,993
14,970	Aceto Corp.(a)	329,340
490	Achillion Pharmaceuticals, Inc.†(a)	4,831
1,640	Acorda Therapeutics, Inc.†(a)	54,579
170	Addus HomeCare Corp.†	3,913
8,060	Air Methods Corp.†(a)	375,515
10,989	Akorn, Inc.†(a)	522,087
249	Align Technology, Inc.†	13,392
475	Alliance HealthCare Services, Inc.†	10,536
704	Amsurg Corp., Class A†(a)	43,310
80	Anacor Pharmaceuticals, Inc.†	4,628
4,800	Anika Therapeutics, Inc.†(a)	197,616
530	BioCryst Pharmaceuticals, Inc.†(a)	4,786
660	BioDelivery Sciences International, Inc.†	6,930
320	Biospecifics Technologies Corp.†	12,528
3,480	BioTelemetry, Inc.†	30,798
270	Bluebird Bio, Inc.†	32,608
9,829	Cambrex Corp.†	389,523
5,815	Cantel Medical Corp.(a)	276,213
400	Cardiovascular Systems, Inc.†(a)	15,616
190	Catalent, Inc.†	5,918
270	Celldex Therapeutics, Inc.†(a)	7,525
820	Centene Corp.†(a)	57,966
1,118	Cepheid, Inc.†(a)	63,614
1,160	Chimerix, Inc.†	43,720
304	CorVel Corp.†(a)	10,461
189	CryoLife, Inc.(a)	1,960
170	Depomed, Inc.†(a)	3,810
1,755	DexCom, Inc.†	109,407
4,020	Dyax Corp.†(a)	67,355
1,567	Emergent Biosolutions, Inc.†(a)	45,067
650	Enzo Biochem, Inc.†	1,918
140	Fluidigm Corp.†(a)	5,894
1,360	GenMark Diagnostics, Inc.†(a)	17,653
1,920	Globus Medical, Inc., Class A†(a)	48,461
240	Hanger, Inc.†(a)	5,446
2,829	HealthSouth Corp.	125,494
375	HealthStream, Inc.†(a)	9,450
285	Healthways, Inc.†(a)	5,615

Shares		Value
Health Care — (continued)
500	Horizon Pharma PLC†(a)	$12,985
10,687	ICON PLC†	753,754
27,290	IGI Laboratories, Inc.†(a)	222,686
956	Infinity Pharmaceuticals, Inc.†(a)	13,365
355	Insmed, Inc.†(a)	7,384
130	Insulet Corp.†(a)	4,335
130	Insys Therapeutics, Inc.†(a)	7,557
260	Integra LifeSciences Holdings Corp.†(a)	16,029
260	IPC The Hospitalist Co., Inc.†(a)	12,126
1,986	Ironwood Pharmaceuticals, Inc., Class A†	31,776
1,565	Isis Pharmaceuticals, Inc.†(a)	99,643
231	Kindred Healthcare, Inc.	5,496
720	Landauer, Inc.(a)	25,301
4,244	Lannett Co., Inc.†(a)	287,361
190	LDR Holding Corp.†	6,962
18,089	Lexicon Pharmaceuticals, Inc.†(a)	17,081
880	Ligand Pharmaceuticals, Inc., Class B†(a)	67,857
710	MacroGenics, Inc.†(a)	22,273
120	Magellan Health, Inc.†	8,498
2,380	Masimo Corp.†(a)	78,492
1,904	MedAssets, Inc.†(a)	35,833
8,000	Medidata Solutions, Inc.†(a)	392,320
3,215	Merge Healthcare, Inc.†(a)	14,371
380	Molina Healthcare, Inc.†(a)	25,570
2,134	Natus Medical, Inc.†(a)	84,229
250	Nektar Therapeutics†(a)	2,750
3,700	Neogen Corp.†(a)	172,901
970	Neurocrine Biosciences, Inc.†(a)	38,519
2,380	Novavax, Inc.†	19,683
520	NuVasive, Inc.†	23,915
1,875	NxStage Medical, Inc.†(a)	32,438
361	Omnicell, Inc.†	12,671
190	Ophthotech Corp.†(a)	8,841
410	Pacira Pharmaceuticals, Inc.†(a)	36,428
1,514	PAREXEL International Corp.†(a)	104,451
410	Portola Pharmaceuticals, Inc., Class A†	15,564
1,840	Pozen, Inc.†(a)	14,205
10,629	Prestige Brands Holdings, Inc.†(a)	455,878
5,037	Providence Service Corp. (The)†(a)	267,565
180	PTC Therapeutics, Inc.†(a)	10,953
520	Puma Biotechnology, Inc.†	122,777
2,660	RadNet, Inc.†	22,344
350	Receptos, Inc.†	57,711
2,255	Repligen Corp.†(a)	68,462
9,120	Sagent Pharmaceuticals, Inc.†(a)	212,040
1,850	Sangamo BioSciences, Inc.†	29,008
2,013	SciClone Pharmaceuticals, Inc.†(a)	17,835
5,090	Select Medical Holdings Corp.(a)	75,485
580	Spectranetics Corp.†(a)	20,161
1,024	STERIS Corp.(a)	71,956
204	Synageva BioPharma Corp.†(a)	19,896
1,195	Team Health Holdings, Inc.†	69,920
370	Tetraphase Pharmaceuticals, Inc.†	13,557
1,615	Thoratec Corp.†(a)	67,652
250	U.S. Physical Therapy, Inc.	11,875
615	Vascular Solutions, Inc.†(a)	18,647
366	WellCare Health Plans, Inc.†(a)	33,474
783	West Pharmaceutical Services, Inc.(a)	47,144
140	Xencor, Inc.†	2,145
430	XenoPort, Inc.†	3,062
		7,499,287
Industrials — 12.8%
4,650	Accuride Corp.†(a)	21,669

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
4,798	Advanced Drainage Systems, Inc.(a)	$143,652
146	Alaska Air Group, Inc.(a)	9,662
10	Allegiant Travel Co., Class A(a)	1,923
260	Altra Industrial Motion Corp.(a)	7,186
3,175	ARC Document Solutions, Inc.†(a)	29,305
40	ArcBest Corp.(a)	1,516
365	Argan, Inc.(a)	13,202
2,529	Blount International, Inc.†(a)	32,574
165	Casella Waste Systems, Inc., Class A†(a)	907
10,170	Celadon Group, Inc.(a)	276,827
160	CLARCOR, Inc. (a)	10,570
130	Cubic Corp.	6,730
520	Deluxe Corp.	36,026
1,095	Douglas Dynamics, Inc.(a)	25,010
6,180	EnerSys, Inc.(a)	397,003
6,320	Engility Holdings, Inc.(a)	189,853
224	Exponent, Inc.(a)	19,914
475	Franklin Covey Co.†(a)	9,149
100	GenCorp, Inc.†	2,319
1,250	Generac Holdings, Inc.†(a)	60,863
567	Gorman-Rupp Co. (The)(a)	16,982
439	H&E Equipment Services, Inc.(a)	10,971
1,698	HC2 Holdings, Inc.†(a)	18,593
1,296	HEICO Corp.(a)	79,147
205	Herman Miller, Inc.	5,691
985	Hillenbrand, Inc.	30,407
160	HNI Corp.(a)	8,827
260	Hyster-Yale Materials Handling, Inc.(a)	19,055
1,315	Interface, Inc., Class A	27,326
659	John Bean Technologies Corp.(a)	23,539
1,039	Knight Transportation, Inc.(a)	33,508
1,675	Knoll, Inc.	39,245
1,945	Matson, Inc.	82,001
210	Matthews International Corp., Class A(a)	10,817
3,035	Meritor, Inc.†(a)	38,271
395	Middleby Corp.†	40,547
180	Moog, Inc., Class A†(a)	13,509
128	Mueller Industries, Inc.	4,625
260	Multi-Color Corp.	18,026
200	Nortek, Inc.†(a)	17,650
210	On Assignment, Inc.†	8,058
820	Park-Ohio Holdings Corp.(a)	43,189
1,090	Patrick Industries, Inc.†	67,874
740	PGT, Inc.†	8,269
7,340	Proto Labs, Inc.†(a)	513,800
3,820	Saia, Inc.†(a)	169,226
255	SP Plus Corp.†(a)	5,572
240	Spirit Airlines, Inc.†	18,567
180	Standex International Corp.(a)	14,783
2,445	Steelcase, Inc., Class A	46,308
3,404	Swift Transportation Co., Class A†(a)	88,572
510	Teledyne Technologies, Inc.†(a)	54,432
1,107	Tennant Co.(a)	72,365
350	Trex Co., Inc.†(a)	19,086
190	TrueBlue, Inc.†(a)	4,626
21,395	Wabash National Corp.†(a)	301,670
7,000	WageWorks, Inc.†(a)	373,310
170	Watsco, Inc.	21,369
180	Watts Water Technologies, Inc., Class A	9,905
255	Werner Enterprises, Inc.(a)	8,009
334	Woodward, Inc.(a)	17,037
505	Xerium Technologies, Inc.†(a)	8,191
		3,708,815

Shares		Value
Information Technology — 22.1%
2,512	ACI Worldwide, Inc.†	$54,410
1,544	Advent Software, Inc.	68,106
170	Amber Road, Inc.†(a)	1,573
2,220	Amkor Technology, Inc.†(a)	19,614
543	Anixter International, Inc.†	41,339
7,920	Aruba Networks, Inc.†	193,961
3,390	Aspen Technology, Inc.†	130,481
1,320	AVG Technologies NV†(a)	28,578
500	Badger Meter, Inc.	29,970
704	Belden, Inc.(a)	65,866
655	Blackbaud, Inc.(a)	31,034
385	BroadSoft, Inc.†	12,882
60	Cabot Microelectronics Corp.†(a)	2,998
120	CACI International, Inc., Class A†(a)	10,790
5,800	CalAmp Corp.†(a)	93,902
1,516	Callidus Software, Inc.†(a)	19,223
1,941	Cardtronics, Inc.†	72,982
543	Cass Information Systems, Inc.(a)	30,484
1,809	Cavium, Inc.†(a)	128,113
9,096	CEVA, Inc.†(a)	193,927
2,150	Cirrus Logic, Inc.†(a)	71,509
553	CommVault Systems, Inc.†	24,166
16	CoStar Group, Inc.†(a)	3,165
370	Cray, Inc.†	10,390
1,022	CSG Systems International, Inc.(a)	31,059
290	Demandware, Inc.†(a)	17,661
2,030	Diodes, Inc.†(a)	57,977
1,065	DTS, Inc.†(a)	36,284
12,213	Ellie Mae, Inc.†(a)	675,501
550	EnerNOC, Inc.†(a)	6,270
9,674	Envestnet, Inc.†(a)	542,518
870	EPAM Systems, Inc.†	53,322
980	Euronet Worldwide, Inc.†	57,575
360	Fair Isaac Corp.	31,939
1,449	Global Cash Access Holdings, Inc.†	11,041
990	Guidewire Software, Inc.†	52,084
554	Hackett Group, Inc. (The)	4,953
1,335	iGATE Corp.†(a)	56,951
1,289	Immersion Corp.†(a)	11,833
200	Infoblox, Inc.†	4,774
1,062	Inphi Corp.†	18,935
2,440	Integrated Device Technology, Inc.†	48,849
1,019	InterDigital, Inc.	51,704
19,690	InvenSense, Inc., Class A†	299,485
3,040	Ixia†(a)	36,875
253	j2 Global, Inc.(a)	16,617
2,075	Lionbridge Technologies, Inc.†(a)	11,869
490	Littelfuse, Inc.(a)	48,701
830	LogMeIn, Inc.†(a)	46,472
2,650	Manhattan Associates, Inc.†	134,117
8,653	MAXIMUS, Inc.	577,674
529	MaxLinear, Inc., Class A†(a)	4,301
1,014	Mentor Graphics Corp.(a)	24,366
1,350	Methode Electronics, Inc.(a)	63,504
698	Microsemi Corp.†(a)	24,709
850	Model N, Inc.†(a)	10,166
600	MTS Systems Corp.(a)	45,390
162	NETGEAR, Inc.†(a)	5,327
605	NetScout Systems, Inc.†(a)	26,529
620	OmniVision Technologies, Inc.†	16,349
70	PDF Solutions, Inc.†(a)	1,254
530	Pegasystems, Inc.(a)	11,528
995	Perficient, Inc.†(a)	20,587
240	Plantronics, Inc.	12,708

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
819	Plexus Corp.†(a)	$33,391
3,080	PMC - Sierra, Inc.†	28,582
3,680	Polycom, Inc.†	49,312
540	Power Integrations, Inc.(a)	28,123
500	Proofpoint, Inc.†	29,610
1,310	PTC, Inc.†(a)	47,383
310	Qlik Technologies, Inc.†(a)	9,650
1,581	Qorvo, Inc.†(a)	126,006
240	Qualys, Inc.†(a)	11,155
3,144	Rambus, Inc.†(a)	39,536
365	Rofin-Sinar Technologies, Inc.†(a)	8,844
22,040	Ruckus Wireless, Inc.†(a)	283,655
650	ScanSource, Inc.†	26,422
225	Semtech Corp.†(a)	5,995
2,234	ShoreTel, Inc.†	15,236
90	Shutterstock, Inc.†(a)	6,180
10,610	Silicon Laboratories, Inc.†	538,670
721	Sonus Networks, Inc.†	5,681
3,270	SPS Commerce, Inc.†(a)	219,417
480	SS&C Technologies Holdings, Inc.	29,904
145	Super Micro Computer, Inc.†(a)	4,816
834	Synaptics, Inc.†(a)	67,808
120	Synchronoss Technologies, Inc.†(a)	5,695
278	Syntel, Inc.†(a)	14,381
1,148	TeleTech Holdings, Inc.	29,217
380	Tyler Technologies, Inc.†	45,801
1,910	Ultra Clean Holdings, Inc.†(a)	13,657
775	Unisys Corp.†	17,988
344	Verint Systems, Inc.†	21,304
110	ViaSat, Inc.†(a)	6,557
360	Virtusa Corp.†	14,897
569	WEX, Inc.†	61,088
2,108	Zix Corp.†(a)	8,284
		6,403,466
Materials — 1.5%
1,955	Berry Plastics Group, Inc.†	70,751
115	Calgon Carbon Corp.	2,423
994	Clearwater Paper Corp.†	64,908
940	Ferro Corp.†	11,797
905	Globe Specialty Metals, Inc.	17,123
2,320	Graphic Packaging Holding Co.	33,733
2,270	Headwaters, Inc.†	41,632
995	KapStone Paper and Packaging Corp.(a)	32,676
60	Minerals Technologies, Inc.(a)	4,386
694	Neenah Paper, Inc.(a)	43,402
870	PolyOne Corp.(a)	32,495
3,590	Rentech, Inc.†(a)	4,021
90	Schweitzer-Mauduit International, Inc.(a)	4,151
630	Stillwater Mining Co.†	8,140
1,080	US Concrete, Inc.†(a)	36,590
140	Worthington Industries, Inc.(a)	3,725
1,205	Zep, Inc.(a)	20,521
		432,474
Telecommunication Services — 0.4%
320	Atlantic Tele-Network, Inc.(a)	22,151
8,478	Cincinnati Bell, Inc.†(a)	29,927
992	General Communication, Inc., Class A†(a)	15,634
2,815	Inteliquent, Inc.(a)	44,308
380	Shenandoah Telecommunications Co.(a)	11,841
		123,861

Shares		Value
Utilities — 0.1%
460	American States Water Co.(a)	$18,349

Total Common Stock
(Cost $21,319,510)		28,281,207

SHORT-TERM INVESTMENTS — 53.9%
751,959	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%(c)	751,959
14,877,352	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c) (d)	14,887,352

Total Short-Term Investments
(Cost $15,639,311)		15,639,311

Number of Rights
RIGHT ‡‡— 0.0%
United States — 0.0%
180	Trius Contingent Value †(e)	360

Total Right (Cost $–)		360
Total Investments — 151.3%
(Cost $36,958,821)‡		43,920,878
Other Assets & Liabilities, Net — (51.3)%		(14,897,351)
NET ASSETS — 100.0%		$29,023,526

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡‡	Expiration date unavailable.
(a)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $15,089,251.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $14,887,352.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $60,024.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2015 was $360 and represents 0.0% of Net Assets.
‡	At March 31, 2015, the tax basis cost of the Fund's investments was $36,958,821, and the unrealized appreciation and depreciation were $7,366,805 and $(404,748), respectively.

LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2015, all of the Portfolio’s investments in securities were considered Level 1 except for Trius Contingent Value Rights was considered Level 3.  At March 31, 2015, this investment was valued at $360.  A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.  For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 95.9%††
Consumer Discretionary — 10.8%
2,740	AH Belo Corp., Class A(a)	$22,550
590	AMC Entertainment Holdings, Inc., Class A	20,939
1,158	American Axle & Manufacturing Holdings, Inc.†	29,911
6,430	American Eagle Outfitters, Inc.	109,824
510	Ascent Capital Group, Inc., Class A†	20,303
1,910	Barnes & Noble, Inc.†	45,362
230	BJ's Restaurants, Inc.†(a)	11,603
1,570	Boyd Gaming Corp.†(a)	22,294
620	Brown Shoe Co., Inc.(a)	20,336
280	Brunswick Corp.(a)	14,406
505	Build-A-Bear Workshop, Inc., Class A†	9,923
650	Burlington Stores, Inc.†	38,623
2,680	Cato Corp. (The), Class A(a)	106,128
450	Children's Place Retail Stores, Inc. (The)(a)	28,886
680	Citi Trends, Inc.†(a)	18,360
2,390	Cooper Tire & Rubber Co.	102,388
340	Cracker Barrel Old Country Store, Inc.(a)	51,728
3,168	Dana Holding Corp.(a)	67,035
7,220	Denny's Corp.†(a)	82,308
1,050	DineEquity, Inc.	112,360
11,035	Express, Inc.†	182,409
720	Federal-Mogul Holdings Corp.†(a)	9,583
289	Flexsteel Industries, Inc.(a)	9,043
714	Group 1 Automotive, Inc.(a)	61,640
4,733	Harte-Hanks, Inc.(a)	36,918
20,026	Hooker Furniture Corp.	381,495
2,074	Iconix Brand Group, Inc.†(a)	69,831
340	Jack in the Box, Inc.	32,613
160	La Quinta Holdings, Inc.†	3,789
1,730	La-Z-Boy, Inc., Class Z(a)	48,630
1,314	Libbey, Inc.	52,442
14	Lifetime Brands, Inc.(a)	214
2,083	Live Nation Entertainment, Inc.†	52,554
764	Marriott Vacations Worldwide Corp.(a)	61,922
10	MDC Partners, Inc., Class A(a)	284
690	Meredith Corp.(a)	38,481
310	Movado Group, Inc.(a)	8,841
4,800	National CineMedia, Inc.(a)	72,480
1,880	Nautilus, Inc.†	28,708
2,490	New York Times Co. (The), Class A	34,262
2,410	Office Depot, Inc.†	22,172
3,350	Orbitz Worldwide, Inc.†(a)	39,061
1,049	Penske Automotive Group, Inc.(a)	54,013
2,916	Reading International, Inc., Class A†(a)	39,220
769	Red Robin Gourmet Burgers, Inc.†(a)	66,903
983	Regis Corp.†(a)	16,082
664	Rent-A-Center, Inc., Class A(a)	18,220
2,660	Ruth's Hospitality Group, Inc.	42,241
540	Ryland Group, Inc. (The)(a)	26,320
485	Scholastic Corp.(a)	19,856
1,259	Shiloh Industries, Inc.†(a)	17,676
1,180	Skechers U.S.A., Inc., Class A†(a)	84,854
2,780	Sonic Corp.(a)	88,126
2,385	Spartan Motors, Inc.	11,567
90	Speedway Motorsports, Inc.(a)	2,048
1,100	Stein Mart, Inc.(a)	13,695
33,430	Stoneridge, Inc.†(a)	377,425
191	Tenneco, Inc.†	10,967

Shares		Value
Consumer Discretionary — (continued)
1,750	Time, Inc.(a)	$39,270
21,745	TRI Pointe Homes, Inc.†(a)	335,525
450	Tuesday Morning Corp.†(a)	7,245
		3,453,892
Consumer Staples — 6.5%
176	Andersons, Inc. (The)	7,281
7,075	Britvic PLC ADR	154,286
22,935	Elizabeth Arden, Inc.†(a)	357,786
460	Fresh Del Monte Produce, Inc.	17,899
2,455	HRG Group, Inc.†(a)	30,639
109	Ingles Markets, Inc., Class A(a)	5,393
9,018	Inter Parfums, Inc.(a)	294,167
130	Lancaster Colony Corp.	12,372
17,155	Landec Corp.†(a)	239,312
2,851	Omega Protein Corp.†	39,030
130	Post Holdings, Inc.†(a)	6,089
1,470	Revlon, Inc., Class A†	60,564
1,070	Sanderson Farms, Inc.(a)	85,226
111	Seneca Foods Corp., Class A†(a)	3,309
1,070	SpartanNash Co.	33,769
470	Spectrum Brands Holdings, Inc.	42,093
3,730	SUPERVALU, Inc.†(a)	43,380
6,768	TreeHouse Foods, Inc.†(a)	575,415
3,380	Vector Group, Ltd.(a)	74,259
		2,082,269
Energy — 0.5%
1,850	Alon USA Energy, Inc.(a)	30,655
1,410	Delek US Holdings, Inc.	56,047
1,080	Exterran Holdings, Inc.	36,256
11,250	ION Geophysical Corp.†(a)	24,412
180	REX American Resources Corp.†(a)	10,946
120	Westmoreland Coal Co.†	3,211
		161,527
Financials — 28.5%
1,350	AG Mortgage Investment Trust, Inc.(a) (b)	25,434
490	Agree Realty Corp.(a) (b)	16,155
1,480	Alexander & Baldwin, Inc.(a)	63,906
540	Ambac Financial Group, Inc.†(a)	13,068
644	Amerisafe, Inc.(a)	29,785
80	Anworth Mortgage Asset Corp.(b)	407
590	Apollo Commercial Real Estate Finance, Inc.(b)	10,136
2,560	Apollo Residential Mortgage, Inc.(a) (b)	40,832
460	Argo Group International Holdings, Ltd.(a)	23,069
3,870	Armada Hoffler Properties, Inc.(a) (b)	41,254
2,790	Ashford Hospitality Prime, Inc.(a) (b)	46,788
380	Associated Estates Realty Corp.(a) (b)	9,379
6,230	Astoria Financial Corp.	80,678
3,230	BancorpSouth, Inc.(a)	75,001
2,297	Bank Mutual Corp.(a)	16,814
1,290	Bank of the Ozarks, Inc.(a)	47,640
8,689	Boston Private Financial Holdings, Inc.	105,571
28,695	Brandywine Realty Trust(a) (b)	458,546
1,320	Calamos Asset Management, Inc., Class A(a)	17,754
15,910	Capital Bank Financial Corp., Class A†(a)	439,275
4,300	Capitol Federal Financial, Inc.(a)	53,750
5,130	CatchMark Timber Trust, Inc., Class A(b)	60,124
8,878	Cedar Realty Trust, Inc.(a) (b)	66,496
1,895	Centerstate Banks, Inc.	22,569
900	Central Pacific Financial Corp.(a)	20,673

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
3,060	Chambers Street Properties(b)	$24,113
850	Chatham Lodging Trust(b),(c)	24,999
294	Chemical Financial Corp.(a)	9,220
750	Chesapeake Lodging Trust(a) (b)	25,373
110	Citizens & Northern Corp.(a)	2,220
244	City Holding Co.(a)	11,475
2,480	CNO Financial Group, Inc.(a)	42,706
1,735	Community Bank System, Inc.(a)	61,402
11,450	Cowen Group, Inc., Class A†	59,540
860	CubeSmart (b)	20,769
720	CyrusOne, Inc.(a) (b)	22,406
2,970	CYS Investments, Inc.(b)	26,463
332	DCT Industrial Trust, Inc.(b)	11,507
720	DiamondRock Hospitality Co.(b)	10,174
1,050	Dime Community Bancshares, Inc.(a)	16,905
2,166	DuPont Fabros Technology, Inc.(a) (b)	70,785
1,243	Eagle Bancorp, Inc.†	47,731
240	EastGroup Properties, Inc.(a) (b)	14,434
394	Employers Holdings, Inc.(a)	10,634
594	Enova International, Inc.†(a)	11,696
1,094	Enterprise Financial Services Corp.(a)	22,602
1,058	EPR Properties(a) (b)	63,512
796	Equity One, Inc.(b)	21,245
1,869	EverBank Financial Corp.	33,698
1,907	FBL Financial Group, Inc., Class A(a)	118,253
900	Federated National Holding Co.(a)	27,540
10,290	FelCor Lodging Trust, Inc.(a) (b)	118,232
4,224	First American Financial Corp.(a)	150,712
1,230	First Bancorp	21,599
13,480	First Busey Corp.(a)	90,181
57	First Citizens BancShares, Inc., Class A	14,802
5,533	First Commonwealth Financial Corp.(a)	49,797
2,005	First Financial Bancorp(a)	35,709
1,633	First Industrial Realty Trust, Inc.(a) (b)	34,995
1,550	First Midwest Bancorp, Inc.(a)	26,924
790	Flushing Financial Corp.(a)	15,855
4,953	FNB Corp.	65,082
30,625	Forestar Group, Inc.†(a)	482,956
1,024	Fox Chase Bancorp, Inc.	17,234
1,530	Geo Group, Inc. (The)(b)	66,922
5,460	Getty Realty Corp.(a) (b)	99,372
1,839	Glacier Bancorp, Inc.(a)	46,251
1,250	Gladstone Commercial Corp.(b)	23,263
1,158	Global Indemnity PLC, Class A†(a)	32,135
850	Government Properties Income Trust(a) (b)	19,423
1,534	Greenlight Capital Re, Ltd., Class A†(a)	48,781
1,998	Hanmi Financial Corp.	42,258
320	Hatteras Financial Corp.(b)	5,811
820	HCI Group, Inc.(a)	37,613
470	Healthcare Realty Trust, Inc.(b)	13,057
1,800	Highwoods Properties, Inc.(b)	82,404
4,252	Hilltop Holdings, Inc.†(a)	82,659
1,840	Home BancShares, Inc.(a)	62,358
3,515	HomeStreet, Inc.†	64,395
800	Horace Mann Educators Corp.	27,360
1,750	Independent Bank Corp.(a)	22,453
503	Infinity Property & Casualty Corp.(a)	41,271
2,230	Inland Real Estate Corp.(a) (b)	23,839
1,986	Investment Technology Group, Inc.†(a)	60,196
2,990	LaSalle Hotel Properties(b)	116,191
600	LendingTree, Inc.†(a)	33,606
1,146	LTC Properties, Inc.(a) (b)	52,716
2,568	Maiden Holdings, Ltd.(a)	38,083
1,900	Manning & Napier, Inc., Class A(a)	24,719

Shares		Value
Financials — (continued)
4,895	MB Financial, Inc.(a)	$153,262
924	Mercantile Bank Corp.(a)	18,064
2,538	MGIC Investment Corp.†(a)	24,441
1,400	Moelis & Co., Class A	42,168
989	Montpelier Re Holdings, Ltd.(a)	38,017
12,064	National Penn Bancshares, Inc.	129,929
124	National Western Life Insurance Co., Class A(a)	31,533
464	Navigators Group, Inc. (The)†(a)	36,118
1,291	NBT Bancorp, Inc.	32,352
5,640	New Residential Investment Corp.(a) (b)	84,769
2,132	Old National Bancorp(a)	30,253
1,001	Oppenheimer Holdings, Inc., Class A(a)	23,483
871	Oritani Financial Corp.(a)	12,673
1,342	Pacific Continental Corp.	17,741
10,420	PacWest Bancorp(a)	488,594
60	Pebblebrook Hotel Trust(a) (b)	2,794
4,140	PennyMac Mortgage Investment Trust(b)	88,141
2,310	Physicians Realty Trust(b)	40,679
1,149	Pinnacle Financial Partners, Inc.(a)	51,085
834	Piper Jaffray Cos.†	43,752
1,560	Potlatch Corp.(b)	62,462
800	Primerica, Inc.	40,720
9,740	PrivateBancorp, Inc., Class A(a)	342,556
2,384	Provident Financial Services, Inc.	44,462
5,510	Radian Group, Inc.(a)	92,513
17,220	Ramco-Gershenson Properties Trust(b)	320,292
360	Renasant Corp.(a)	10,818
1,337	Republic Bancorp, Inc., Class A(a)	33,064
5,060	Resource Capital Corp.(a) (b)	22,972
1,012	RLI Corp.(a)	53,039
2,014	RLJ Lodging Trust(b)	63,058
948	S&T Bancorp, Inc.(a)	26,904
2,990	Select Income(a) (b)	74,720
1,170	Selective Insurance Group, Inc.(a)	33,989
5,840	Silver Bay Realty Trust Corp.(a) (b)	94,374
849	Simmons First National Corp., Class A(a)	38,604
992	Southwest Bancorp, Inc.	17,648
110	Springleaf Holdings, Inc., Class A†(a)	5,694
150	Square 1 Financial, Inc., Class A†(a)	4,016
6,160	St. Joe Co. (The)†	114,330
990	State Auto Financial Corp.(a)	24,047
1,740	Stifel Financial Corp.†(a)	97,005
3,788	Strategic Hotels & Resorts, Inc.†(a) (b)	47,085
2,663	Sunstone Hotel Investors, Inc.(b)	44,392
4,240	Symetra Financial Corp.	99,470
830	Territorial Bancorp, Inc.(a)	19,721
761	United Fire Group, Inc.(a)	24,177
1,050	Universal Insurance Holdings, Inc.	26,870
480	Urstadt Biddle Properties, Inc., Class A(a) (b)	11,069
2,550	Washington Federal, Inc.(a)	55,603
5,839	Webster Financial Corp.(a)	216,335
18,163	Western Alliance Bancorp†(a)	538,351
3,700	Wilshire Bancorp, Inc.(a)	36,889
2,090	Wintrust Financial Corp.(a)	99,651
		9,114,468
Health Care — 7.2%
570	ACADIA Pharmaceuticals, Inc.†(a)	18,576
610	Achillion Pharmaceuticals, Inc.†(a)	6,015
2,530	Addus HomeCare Corp.†	58,241
930	Alliance HealthCare Services, Inc.†	20,627
140	Almost Family, Inc.†	6,259
320	Amedisys, Inc.†	8,570

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
3,083	AMN Healthcare Services, Inc.†(a)	$71,125
911	Amsurg Corp., Class A†(a)	56,045
270	Anacor Pharmaceuticals, Inc.†	15,620
5,925	Analogic Corp.(a)	538,582
910	BioCryst Pharmaceuticals, Inc.†(a)	8,217
2,740	BioTelemetry, Inc.†	24,249
240	Catalent, Inc.†	7,476
482	Centene Corp.†	34,073
1,004	CONMED Corp.(a)	50,692
180	Greatbatch, Inc.†(a)	10,413
1,290	HealthEquity, Inc.†	32,237
2,091	HealthSouth Corp.(a)	92,757
1,740	Healthways, Inc.†(a)	34,278
8,090	Impax Laboratories, Inc.†(a)	379,178
3,194	Kindred Healthcare, Inc.	75,985
2,181	Magellan Health, Inc.†	154,458
1,188	Molina Healthcare, Inc.†(a)	79,940
474	National Healthcare Corp.	30,199
1,320	NuVasive, Inc.†	60,707
1,030	Orthofix International NV†(a)	36,967
2,468	PharMerica Corp.†(a)	69,573
720	RadNet, Inc.†	6,048
1,135	Sagent Pharmaceuticals, Inc.†(a)	26,389
6,099	Select Medical Holdings Corp.(a)	90,448
1,424	Triple-S Management Corp., Class B†(a)	28,309
1,904	WellCare Health Plans, Inc.†(a)	174,140
1,547	XenoPort, Inc.†	11,014
		2,317,407
Industrials — 13.0%
1,064	AAR Corp.(a)	32,665
10,320	ACCO Brands Corp.†	85,759
3,270	Accuride Corp.†(a)	15,238
2,000	Actuant Corp., Class A(a)	47,480
1,020	Aerovironment, Inc.†	27,040
1,210	Air Transport Services Group, Inc.†(a)	11,156
12,125	Albany International Corp., Class A(a)	481,969
3,900	ARC Document Solutions, Inc.†(a)	35,997
1,264	Argan, Inc.	45,719
4,442	Astronics Corp.†(a)	327,375
3,702	Blount International, Inc.†	47,682
1,305	Brady Corp., Class A(a)	36,919
1,920	Brink's Co. (The)(a)	53,050
5,849	Casella Waste Systems, Inc., Class A†(a)	32,169
1,908	Comfort Systems USA, Inc.(a)	40,144
1,480	CRA International, Inc.†	46,058
830	Cubic Corp.	42,969
2,320	Curtiss-Wright Corp.	171,541
1,530	Deluxe Corp.	105,998
1,050	DigitalGlobe, Inc.†	35,774
1,370	Douglas Dynamics, Inc.(a)	31,291
790	Ducommun, Inc.†(a)	20,461
472	EMCOR Group, Inc.	21,934
6,180	EnerSys, Inc.(a)	397,003
1,640	Federal Signal Corp.(a)	25,895
169	FTI Consulting, Inc.†(a)	6,331
8,950	GP Strategies Corp.†	331,150
1,732	Great Lakes Dredge & Dock Corp.†(a)	10,409
5,767	Griffon Corp.(a)	100,519
337	HEICO Corp.(a)	20,581
300	HNI Corp.(a)	16,551
654	Hyster-Yale Materials Handling, Inc.(a)	47,931
4,293	JetBlue Airways Corp.†(a)	82,640
1,140	Kimball International, Inc., Class B(a)	11,947

Shares		Value
Industrials — (continued)
2,000	Knoll, Inc.	$46,860
1,160	Kratos Defense & Security Solutions, Inc.†(a)	6,415
19,095	Marten Transport, Ltd.(a)	443,004
560	Matson, Inc.(a)	23,609
570	Matthews International Corp., Class A(a)	29,361
5,890	Meritor, Inc.†(a)	74,273
754	Miller Industries, Inc.	18,473
1,220	Mobile Mini, Inc.(a)	52,021
4,369	Orbital ATK, Inc.(a)	334,796
7,720	Performant Financial Corp.†(a)	26,248
690	Quad	15,856
1,860	Quality Distribution, Inc.†(a)	19,214
2,382	Republic Airways Holdings, Inc.†	32,753
1,540	Steelcase, Inc., Class A	29,168
540	Teledyne Technologies, Inc.†(a)	57,634
797	Tennant Co.(a)	52,100
510	United Stationers, Inc.(a)	20,905
630	Werner Enterprises, Inc.(a)	19,788
		4,149,823
Information Technology — 16.8%
3,294	Acxiom Corp.†	60,906
210	Advanced Energy Industries, Inc.†	5,389
3,320	Amkor Technology, Inc.†(a)	29,332
190	Anixter International, Inc.†	14,465
1,300	Benchmark Electronics, Inc.†(a)	31,239
1,630	Black Box Corp.(a)	34,116
438	CACI International, Inc., Class A†(a)	39,385
550	Cardtronics, Inc.†(a)	20,680
1,350	Cascade Microtech, Inc.†	18,333
80	Checkpoint Systems, Inc.(a)	866
2,240	Cirrus Logic, Inc.†(a)	74,502
9,505	Coherent, Inc.†(a)	617,445
2,460	Computer Task Group, Inc.(a)	17,983
1,134	Comtech Telecommunications Corp.(a)	32,829
4,780	Convergys Corp.(a)	109,319
1,193	CTS Corp.(a)	21,462
700	Diodes, Inc.†(a)	19,992
3,290	EarthLink Holdings Corp.	14,608
970	EnerNOC, Inc.†(a)	11,058
25,865	Entegris, Inc.†(a)	354,092
2,600	Euronet Worldwide, Inc.†	152,750
2,410	Global Cash Access Holdings, Inc.†(a)	18,364
31,100	GSI Group, Inc.†(a)	414,252
290	iGATE Corp.†(a)	12,371
2,172	Insight Enterprises, Inc.†	61,945
19,635	Integrated Device Technology, Inc.†(a)	393,093
2,980	Intersil Corp., Class A(a)	42,673
1,490	IXYS Corp.(a)	18,357
6,393	Journal Communications, Inc., Class A†	94,744
3,300	Kimball Electronics, Inc.†(a)	46,662
70,460	Lattice Semiconductor Corp.†(a)	446,716
1,270	ManTech International Corp., Class A(a)	43,104
20,345	Microsemi Corp.†(a)	720,213
47,535	Mitel Networks Corp.†(a)	483,431
2,885	MKS Instruments, Inc.	97,542
2,100	Model N, Inc.†(a)	25,116
580	Monster Worldwide, Inc.†(a)	3,677
574	NETGEAR, Inc.†(a)	18,873
1,340	Newport Corp.†(a)	25,540
2,146	OmniVision Technologies, Inc.†	56,590
3,274	Photronics, Inc.†(a)	27,829
670	Plexus Corp.†(a)	27,316

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
2,270	PMC - Sierra, Inc.†	$21,066
6,610	Polycom, Inc.†	88,574
2,510	Progress Software Corp.†	68,197
310	Reis, Inc.(a)	7,948
140	Rogers Corp.†(a)	11,509
1,404	Sanmina Corp.†(a)	33,963
2,236	ScanSource, Inc.†(a)	90,893
130	Silicon Laboratories, Inc.†	6,600
1,354	SYNNEX Corp.(a)	104,597
3,600	Take-Two Interactive Software, Inc.†(a)	91,638
400	Tessera Technologies, Inc.	16,112
3,020	Ultra Clean Holdings, Inc.†(a)	21,593
2,110	Unisys Corp.†	48,973
		5,370,822
Materials — 8.1%
1,090	A Schulman, Inc.	52,538
204	Ampco-Pittsburgh Corp.(a)	3,562
330	Axiall Corp.	15,490
950	Berry Plastics Group, Inc.†	34,380
5,475	Boise Cascade Co.†(a)	205,093
494	Clearwater Paper Corp.†	32,258
2,620	Commercial Metals Co.(a)	42,418
3,190	Deltic Timber Corp.(a)	211,338
3,190	Globe Specialty Metals, Inc.	60,355
60	Kaiser Aluminum Corp.	4,613
310	KMG Chemicals, Inc.(a)	8,286
17,980	Louisiana-Pacific Corp.†(a)	296,850
9,790	Materion Corp.(a)	376,230
874	Minerals Technologies, Inc.(a)	63,890
6,134	Neenah Paper, Inc.(a)	383,620
2,660	Olin Corp.(a)	85,226
234	OM Group, Inc.(a)	7,027
21,850	PH Glatfelter Co.(a)	601,531
704	Sensient Technologies Corp.(a)	48,492
1,500	SunCoke Energy, Inc.	22,410
1,610	Zep, Inc.(a)	27,418
		2,583,025
Telecommunication Services — 0.2%
16,970	Cincinnati Bell, Inc.†(a)	59,904
1,060	General Communication, Inc., Class A†(a)	16,706
560	Intelsat SA†(a)	6,720
		83,330
Utilities — 4.3%
640	ALLETE, Inc.	33,766
1,639	American States Water Co.(a)	65,380
840	Avista Corp.(a)	28,712
990	California Water Service Group	24,265
2,694	Cleco Corp.	146,877
10	Connecticut Water Service, Inc.(a)	363
3,930	Dynegy, Inc., Class A†	123,520
694	El Paso Electric Co.(a)	26,816
1,134	IDACORP, Inc.(a)	71,295
8,095	Laclede Group, Inc.(a)	414,626
358	MGE Energy, Inc.(a)	15,867
173	Middlesex Water Co.(a)	3,937
2,100	New Jersey Resources Corp.(a)	65,226
280	NorthWestern Corp.(a)	15,061
50	ONE Gas, Inc.	2,161
974	PNM Resources, Inc.	28,441
1,449	Portland General Electric Co.(a)	53,744
150	South Jersey Industries, Inc.(a)	8,142
684	Southwest Gas Corp.	39,788
2,484	UIL Holdings Corp.(a)	127,727

Shares		Value
Utilities — (continued)
220	Unitil Corp.(a)	$7,649
1,274	WGL Holdings, Inc.	71,854
		1,375,217
Total Common Stock
(Cost $24,583,377)		30,691,780

SHORT-TERM INVESTMENTS — 54.2%
1,228,286	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%(c)	1,228,286
16,104,903	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c) (d)	16,104,903

Total Short-Term Investments
(Cost $17,333,189)		17,333,189

Total Investments — 150.1%
(Cost $41,916,566)‡		48,024,969
Other Assets & Liabilities, Net — (50.1)%		(16,025,517)
NET ASSETS — 100.0%		$31,999,452

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $15,650,365.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2015.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $16,104,903.
‡	At March 31, 2015, the tax basis cost of the Fund's investments was $41,916,566, and the unrealized appreciation and depreciation were $6,861,021 and $(752,618), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2015, all of the Fund’s investments in securities were considered Level 1. For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 99.1%
Consumer Discretionary — 12.9%
300	1-800-Flowers.com, Inc., Class A†	$3,549
975	Aaron's, Inc.	27,602
900	Abercrombie & Fitch Co., Class A(a)	19,836
700	Advance Auto Parts, Inc.	104,783
850	Aeropostale, Inc.†(a)	2,949
90	AH Belo Corp., Class A	741
3,960	Amazon.com, Inc.†	1,473,516
400	Ambassadors Group, Inc.†	1,012
656	AMC Networks, Inc., Class A†(a)	50,276
550	American Axle & Manufacturing Holdings, Inc.†	14,206
2,625	American Eagle Outfitters, Inc.(a)	44,835
300	American Public Education, Inc.†(a)	8,994
389	ANN, Inc.†	15,961
1,350	Apollo Education Group, Inc., Class A†	25,542
450	Aramark(a)	14,233
200	Ascent Capital Group, Inc., Class A†	7,962
917	Autoliv, Inc.(a)	107,995
850	AutoNation, Inc.†	54,680
306	AutoZone, Inc.†	208,741
550	Barnes & Noble, Inc.†(a)	13,062
200	Beazer Homes USA, Inc.†	3,544
1,400	bebe stores, Inc.(a)	5,082
1,900	Bed Bath & Beyond, Inc.†	145,872
2,450	Best Buy Co., Inc.	92,585
200	Big 5 Sporting Goods Corp.	2,654
500	Big Lots, Inc.(a)	24,015
40	Biglari Holdings, Inc.†(a)	16,564
300	BJ's Restaurants, Inc.†(a)	15,135
250	Blue Nile, Inc.†(a)	7,960
224	Blyth, Inc.†	1,700
300	Bob Evans Farms, Inc.(a)	13,878
400	Bon-Ton Stores, Inc. (The)(a)	2,784
100	Books-A-Million, Inc., Class A†(a)	274
2,360	BorgWarner, Inc.(a)	142,733
725	Boyd Gaming Corp.†(a)	10,295
1,000	Bravo Brio Restaurant Group, Inc.†(a)	14,690
500	Bridgepoint Education, Inc.†(a)	4,825
300	Bright Horizons Family Solutions, Inc.†	15,381
475	Brinker International, Inc.(a)	29,241
425	Brown Shoe Co., Inc.	13,940
450	Brunswick Corp.(a)	23,152
350	Buckle, Inc. (The)(a)	17,882
166	Buffalo Wild Wings, Inc.†(a)	30,086
300	Burlington Stores, Inc.†	17,826
500	Cabela's, Inc.†(a)	27,990
1,525	Cablevision Systems Corp., Class A(a)	27,907
500	Callaway Golf Co.(a)	4,765
500	Career Education Corp.†	2,515
2,080	CarMax, Inc.†(a)	143,541
300	Carmike Cinemas, Inc.†	10,080
4,475	Carnival Corp.	214,084
550	Carter's, Inc.	50,858
300	Cato Corp. (The), Class A	11,880
5,083	CBS Corp., Class B	308,182
362	Charles & Colvard, Ltd.†	424
936	Charter Communications, Inc., Class A†	180,751
600	Cheesecake Factory, Inc. (The)	29,598
2,450	Chico's FAS, Inc.	43,341
237	Chipotle Mexican Grill, Inc., Class A†	154,178
450	Choice Hotels International, Inc.	28,831
200	Cinedigm Corp., Class A†(a)	324
1,125	Cinemark Holdings, Inc.	50,704

Shares		Value
Consumer Discretionary — (continued)
50	Citi Trends, Inc.†	$1,350
1,000	Clear Channel Outdoor Holdings, Inc., Class A	10,120
2,850	Coach, Inc.(a)	118,076
110	Collectors Universe, Inc.	2,482
400	Columbia Sportswear Co.	24,360
21,246	Comcast Corp., Class A	1,199,762
500	Conn's, Inc.†(a)	15,140
425	Cooper Tire & Rubber Co.	18,207
291	Cracker Barrel Old Country Store, Inc.(a)	44,273
1,200	Crocs, Inc.†(a)	14,172
6,200	Crown Media Holdings, Inc., Class A†	24,800
50	CSS Industries, Inc.	1,507
679	CST Brands, Inc.	29,761
2,025	Dana Holding Corp.(a)	42,849
975	Darden Restaurants, Inc.(a)	67,607
325	Deckers Outdoor Corp.†	23,683
200	Demand Media, Inc.†(a)	1,144
775	DeVry Education Group, Inc.(a)	25,854
902	Dick's Sporting Goods, Inc.	51,405
347	Dillard's, Inc., Class A	47,369
5,511	DIRECTV†	468,986
2,648	Discovery Communications, Inc., Class A†(a)	81,452
1,298	Discovery Communications, Inc., Class C†	38,259
2,400	DISH Network Corp., Class A†	168,144
100	Dixie Group, Inc. (The)†(a)	905
600	Dollar General Corp.	45,228
2,700	Dollar Tree, Inc.†	219,092
528	Domino's Pizza, Inc.	53,090
300	Dorman Products, Inc.†(a)	14,925
2,948	DR Horton, Inc.	83,959
300	Drew Industries, Inc.	18,462
1,150	DSW, Inc., Class A	42,412
528	Eldorado Resorts, Inc.†(a)	2,656
219	Emmis Communications Corp., Class A†(a)	436
100	Empire Resorts, Inc.†	460
250	Entercom Communications Corp., Class A†(a)	3,037
100	Entravision Communications Corp., Class A	633
300	EVINE Live, Inc.†(a)	2,013
1,366	EW Scripps Co. (The), Class A†(a)	38,849
757	Expedia, Inc.(a)	71,256
1,000	Express, Inc.†	16,530
1,200	Family Dollar Stores, Inc.	95,088
200	Famous Dave's of America, Inc.†(a)	5,700
1,500	Federal-Mogul Holdings Corp.†(a)	19,965
1,400	Foot Locker, Inc.(a)	88,200
40,460	Ford Motor Co.	653,024
400	Fossil Group, Inc.†(a)	32,980
700	Fred's, Inc., Class A	11,963
600	Gaiam, Inc., Class A†(a)	4,374
1,025	GameStop Corp., Class A(a)	38,909
600	Gaming Partners International Corp.†(a)	6,456
2,100	Gannett Co., Inc.	77,868
3,175	Gap, Inc. (The) (a)	137,573
15,225	General Motors Co.	570,938
4,020	Gentex Corp.(a)	73,566
375	Gentherm, Inc.†(a)	18,941
1,461	Genuine Parts Co.	136,150
300	G-III Apparel Group, Ltd.†(a)	33,795
2,425	Goodyear Tire & Rubber Co. (The)	65,669
300	GoPro, Inc., Class A†(a)	13,023

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
500	Grand Canyon Education, Inc.†	$21,650
1,000	Gray Television, Inc.†	13,820
45	Green Brick Partners, Inc.†	372
400	Guess, Inc.(a)	7,436
3,035	H&R Block, Inc.	97,332
3,820	Hanesbrands, Inc.(a)	128,008
2,075	Harley-Davidson, Inc.	126,036
700	Harman International Industries, Inc.	93,541
1,000	Harte-Hanks, Inc.	7,800
900	Hasbro, Inc.(a)	56,916
500	hhgregg, Inc.†	3,065
200	Hibbett Sports, Inc.†	9,812
1,425	Hilton Worldwide Holdings, Inc.†	42,208
12,755	Home Depot, Inc. (The)	1,449,096
200	Hooker Furniture Corp.	3,810
1,000	Hovnanian Enterprises, Inc., Class A†	3,560
418	HSN, Inc.	28,520
300	Hyatt Hotels Corp., Class A†(a)	17,766
450	Iconix Brand Group, Inc.†(a)	15,151
237	International Speedway Corp., Class A	7,729
4,272	Interpublic Group of Cos., Inc. (The)	94,497
743	Interval Leisure Group, Inc.(a)	19,474
300	iRobot Corp.†(a)	9,789
340	ITT Educational Services, Inc.†(a)	2,309
3,442	J.C. Penney Co., Inc.†	28,947
350	Jack in the Box, Inc.	33,572
2,250	Jarden Corp.†(a)	119,025
500	John Wiley & Sons, Inc., Class A	30,570
6,950	Johnson Controls, Inc.	350,558
300	K12, Inc.†	4,716
1,275	Kate Spade & Co.†(a)	42,572
800	KB Home(a)	12,496
2,100	Kohl's Corp.	164,325
2,440	L Brands, Inc.	230,068
100	Lakes Entertainment, Inc.†	857
278	Lands' End, Inc.†	9,975
4,427	Las Vegas Sands Corp.(a)	243,662
100	LeapFrog Enterprises, Inc., Class A†(a)	218
818	Lear Corp.	90,651
500	Learning Tree International, Inc.†(a)	772
750	Lee Enterprises, Inc.†(a)	2,377
1,210	Leggett & Platt, Inc.	55,769
1,850	Lennar Corp., Class A(a)	95,848
250	Libbey, Inc.	9,978
900	Liberty Broadband Corp., Class A†	50,832
638	Liberty Broadband Corp., Class C†	36,111
4,725	Liberty Interactive Corp., Class A†	137,923
3,602	Liberty Media Corp.†	138,857
2,554	Liberty Media Corp.†	97,563
790	Liberty TripAdvisor Holdings, Inc., Class A†	25,114
1,603	Liberty Ventures, Ser A†	67,342
500	Life Time Fitness, Inc.†(a)	35,480
700	Lifetime Brands, Inc.	10,696
200	Lincoln Educational Services Corp.	456
875	Lions Gate Entertainment Corp.(a)	29,680
234	Lithia Motors, Inc., Class A	23,262
1,512	Live Nation Entertainment, Inc.†	38,148
2,800	LKQ Corp.†(a)	71,568
300	Loral Space & Communications, Inc.†	20,532
10,356	Lowe's Cos., Inc.	770,383
241	Lumber Liquidators Holdings, Inc.†(a)	7,418
3,673	Macy's, Inc.	238,414
581	Madison Square Garden Co. (The), Class A†(a)	49,182
100	Marcus Corp.	2,129

Shares		Value
Consumer Discretionary — (continued)
700	Marine Products Corp.(a)	$5,999
2,277	Marriott International, Inc., Class A	182,889
3,100	Martha Stewart Living Omnimedia, Inc., Class A†(a)	20,150
3,355	Mattel, Inc.(a)	76,662
300	Mattress Firm Holding Corp.†(a)	20,892
496	McClatchy Co. (The), Class A†(a)	913
10,444	McDonald's Corp.	1,017,663
571	MDC Holdings, Inc.(a)	16,274
794	Media General, Inc.†(a)	13,093
475	Men's Wearhouse, Inc. (The)(a)	24,795
500	Meritage Homes Corp.†(a)	24,320
3,525	MGM Resorts International†(a)	74,131
732	Mohawk Industries, Inc.†(a)	135,969
1,600	Monarch Casino & Resort, Inc.†(a)	30,624
325	Monro Muffler Brake, Inc.(a)	21,141
150	Morgans Hotel Group Co.†	1,162
207	Morningstar, Inc.	15,506
300	Movado Group, Inc.(a)	8,556
518	Murphy USA, Inc.†(a)	37,488
500	National CineMedia, Inc.	7,550
50	Nautilus, Inc.†	764
627	Netflix, Inc.†	261,265
301	New Media Investment	7,203
1,300	New York & Co., Inc.†	3,250
2,751	Newell Rubbermaid, Inc.(a)	107,482
2,853	News Corp., Class A†	45,676
6,877	NIKE, Inc., Class B	689,969
1,600	Nordstrom, Inc.	128,512
40	NVR, Inc.†	53,146
5,384	Office Depot, Inc.†	49,533
2,625	Omnicom Group, Inc.(a)	204,697
1,175	Orbitz Worldwide, Inc.†(a)	13,700
1,042	O'Reilly Automotive, Inc.†	225,322
650	Orleans Homebuilders, Inc.†(f)	—
200	Outerwall, Inc.(a)	13,224
300	Overstock.com, Inc.†(a)	7,266
50	Oxford Industries, Inc.(a)	3,773
200	Pacific Sunwear of California, Inc.†(a)	552
300	Panera Bread Co., Class A†(a)	47,998
300	Papa John's International, Inc.(a)	18,543
700	Penske Automotive Group, Inc.	36,043
1,500	Pep Boys-Manny Moe & Jack (The)†(a)	14,430
100	Perry Ellis International, Inc.†(a)	2,316
800	Pinnacle Entertainment, Inc.†(a)	28,872
540	Polaris Industries, Inc.(a)	76,194
450	Pool Corp.	31,392
100	Popeyes Louisiana Kitchen, Inc.†(a)	5,982
525	Priceline Group, Inc.†	611,179
2,865	PulteGroup, Inc.	63,689
943	PVH Corp.	100,486
1,600	Quiksilver, Inc.†(a)	2,960
580	Ralph Lauren Corp., Class A	76,270
1,500	RCI Hospitality Holdings, Inc.†(a)	15,615
1,000	ReachLocal, Inc.†(a)	2,910
300	Red Robin Gourmet Burgers, Inc.†	26,100
925	Regal Entertainment Group, Class A	21,127
200	Regis Corp.†	3,272
205	Remy International†	4,553
46	Restaurant Brands	1,709
4,603	Restaurant Brands International, Inc.(a)	176,801
116	Restoration Hardware Holdings, Inc.†(a)	11,506
100	Rocky Brands, Inc.	2,160
2,075	Ross Stores, Inc.	218,622
1,325	Royal Caribbean Cruises, Ltd.	108,451
500	Ruby Tuesday, Inc.†(a)	3,005

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
500	Ryland Group, Inc. (The)(a)	$24,370
100	Salem Communications Corp., Class A	616
700	Sally Beauty Holdings, Inc.†	24,059
325	Scholastic Corp.	13,305
1,500	Scientific Games Corp., Class A†(a)	15,705
926	Scripps Networks Interactive, Inc., Class A	63,487
625	Sears Holdings Corp.†	25,862
325	SeaWorld Entertainment, Inc.	6,266
188	Select Comfort Corp.†(a)	6,480
2,000	Service Corp. International	52,100
475	ServiceMaster Global Holdings, Inc.†	16,031
600	Shoe Carnival, Inc.	17,664
400	Shutterfly, Inc.†(a)	18,096
793	Signet Jewelers, Ltd.	110,060
900	Sinclair Broadcast Group, Inc., Class A(a)	28,269
25,975	Sirius XM Holdings, Inc.†(a)	99,224
900	Six Flags Entertainment Corp.(a)	43,569
350	Skechers U.S.A., Inc., Class A†	25,169
300	Sonic Automotive, Inc., Class A	7,470
800	Sonic Corp.(a)	25,360
903	Sotheby's(a)	38,161
75	Spartan Motors, Inc.	364
400	Speedway Motorsports, Inc.(a)	9,100
552	Stage Stores, Inc.	12,652
300	Standard Motor Products, Inc.	12,678
1,625	Standard Pacific Corp.†(a)	14,625
1,619	Stanley Black & Decker, Inc.	154,388
200	Stanley Furniture Co., Inc.†	630
5,675	Staples, Inc.	92,417
7,849	Starbucks Corp.	743,300
1,903	Starwood Hotels & Resorts Worldwide, Inc.	158,901
1,177	Starz†	40,501
600	Steven Madden, Ltd.†	22,800
300	Sturm Ruger & Co., Inc.	14,889
150	Superior Industries International, Inc.(a)	2,840
100	Sypris Solutions, Inc.	225
600	Systemax, Inc.†(a)	7,332
6,752	Target Corp.	554,137
700	Tempur Sealy International, Inc.†	40,418
750	Tenneco, Inc.†	43,065
625	Tesla Motors, Inc.†(a)	117,981
1,000	Texas Roadhouse, Inc., Class A(a)	36,430
3,600	Thomson Reuters Corp.(a)	146,016
500	Thor Industries, Inc.(a)	31,605
1,035	Tiffany & Co.(a)	91,090
3,016	Time Warner Cable, Inc., Class A	452,038
9,522	Time Warner, Inc.	804,038
1,304	Time, Inc.(a)	29,262
6,650	TJX Cos., Inc.	465,833
1,200	Toll Brothers, Inc.†	47,208
1,300	Tractor Supply Co.	110,578
200	Trans World Entertainment Corp.†	740
1,900	TRI Pointe Homes, Inc.†(a)	29,317
1,171	TripAdvisor, Inc.†	97,392
1,331	TRW Automotive Holdings Corp.†	139,555
200	Tuesday Morning Corp.†(a)	3,220
300	Tupperware Brands Corp.(a)	20,706
10	Turtle Beach Corp.†	19
13,438	Twenty-First Century Fox, Inc., Class A	454,742
563	Ulta Salon Cosmetics & Fragrance, Inc.†	84,929
1,600	Under Armour, Inc., Class A†	129,200
200	Universal Electronics, Inc.†	11,288
500	Universal Technical Institute, Inc.(a)	4,800
800	Urban Outfitters, Inc.†(a)	36,520

Shares		Value
Consumer Discretionary — (continued)
138	Vail Resorts, Inc.	$14,272
200	Value Line, Inc.	2,922
2,675	VF Corp.	201,454
3,857	Viacom, Inc., Class B	263,433
700	Vista Outdoor, Inc.†(a)	29,974
400	Visteon Corp.†	38,560
300	Vitamin Shoppe, Inc.†(a)	12,357
17,455	Walt Disney Co. (The)	1,830,855
296	Weight Watchers International, Inc.†	2,069
2,500	Wendy's Co. (The)(a)	27,250
829	Whirlpool Corp.	167,508
800	Williams-Sonoma, Inc.(a)	63,768
500	Winnebago Industries, Inc.(a)	10,630
1,175	Wolverine World Wide, Inc.(a)	39,304
600	World Wrestling Entertainment, Inc., Class A(a)	8,406
1,176	Wyndham Worldwide Corp.	106,393
904	Wynn Resorts, Ltd.(a)	113,796
4,741	Yum! Brands, Inc.	373,212
300	Zumiez, Inc.†	12,075
		29,511,782
Consumer Staples — 8.9%
200	Alico, Inc.(a)	10,252
19,475	Altria Group, Inc.	974,139
375	Andersons, Inc. (The)	15,514
6,161	Archer-Daniels-Midland Co.	292,031
4,725	Avon Products, Inc.(a)	37,753
550	B&G Foods, Inc., Class A(a)	16,186
100	Boston Beer Co., Inc. (The), Class A†(a)	26,740
600	Boulder Brands, Inc.†(a)	5,718
1,409	Brown-Forman Corp., Class B	127,303
1,350	Bunge, Ltd.	111,186
300	Calavo Growers, Inc.(a)	15,426
318	Cal-Maine Foods, Inc.	12,421
1,975	Campbell Soup Co.	91,936
400	Casey's General Stores, Inc.	36,040
1,300	Church & Dwight Co., Inc.	111,046
1,274	Clorox Co. (The)(a)	140,637
42,515	Coca-Cola Co. (The)	1,723,983
2,395	Coca-Cola Enterprises, Inc.	105,859
9,636	Colgate-Palmolive Co.	668,160
4,473	ConAgra Foods, Inc.	163,399
1,772	Constellation Brands, Inc., Class A†	205,924
4,675	Costco Wholesale Corp.	708,239
725	Coty, Inc., Class A	17,596
12,192	CVS Health Corp.	1,258,336
1,067	Dean Foods Co.(a)	17,638
400	Diamond Foods, Inc.†	13,028
1,900	Dr. Pepper Snapple Group, Inc.(a)	149,112
592	Energizer Holdings, Inc.(a)	81,726
2,200	Estee Lauder Cos., Inc. (The), Class A	182,952
1,430	Flowers Foods, Inc.(a)	32,518
400	Fresh Del Monte Produce, Inc.(a)	15,564
6,525	General Mills, Inc.	369,315
1,200	Hain Celestial Group, Inc. (The)†(a)	76,860
1,200	Herbalife, Ltd.(a)	51,312
1,842	Hershey Co. (The)	185,876
1,400	Hormel Foods Corp.	79,590
2,500	HRG Group, Inc.†(a)	31,200
550	Ingles Markets, Inc., Class A(a)	27,214
800	Ingredion, Inc.	62,256
300	Inter Parfums, Inc.	9,786
70	J&J Snack Foods Corp.	7,469
1,019	JM Smucker Co. (The)(a)	117,929
2,875	Kellogg Co.	189,606
1,013	Keurig Green Mountain, Inc.	113,182

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — (continued)
3,977	Kimberly-Clark Corp.	$425,976
6,407	Kraft Foods Group, Inc.	558,146
4,700	Kroger Co. (The)	360,302
212	Lancaster Colony Corp.	20,176
3,430	Lorillard, Inc.	224,151
70	Mannatech, Inc.†	1,298
1,225	McCormick & Co., Inc.(a)	94,460
1,976	Mead Johnson Nutrition Co., Class A	198,647
200	MGP Ingredients, Inc.	2,692
1,500	Molson Coors Brewing Co., Class B	111,675
18,971	Mondelez International, Inc., Class A	684,663
1,300	Monster Beverage Corp.†	179,914
700	Nu Skin Enterprises, Inc., Class A(a)	42,147
15,858	PepsiCo, Inc.	1,516,342
15,607	Philip Morris International, Inc.	1,175,675
1,150	Pilgrim's Pride Corp.(a)	25,979
375	Pinnacle Foods, Inc.	15,304
350	Post Holdings, Inc.†(a)	16,394
28,722	Procter & Gamble Co. (The)	2,353,481
100	Reliv International, Inc.†(a)	112
3,403	Reynolds American, Inc.	234,501
9,075	Rite Aid Corp.†	78,862
70	Rocky Mountain Chocolate Factory, Inc.	972
243	Sanderson Farms, Inc.(a)	19,355
1,000	Snyder's-Lance, Inc.(a)	31,960
400	SpartanNash Co.	12,624
300	Sprouts Farmers Market, Inc.†(a)	10,569
2,050	SUPERVALU, Inc.†	23,841
6,600	Sysco Corp.	249,018
318	Tootsie Roll Industries, Inc.(a)	10,796
501	TreeHouse Foods, Inc.†(a)	42,595
3,230	Tyson Foods, Inc., Class A	123,709
450	United Natural Foods, Inc.†(a)	34,668
300	Universal Corp.(a)	14,148
198	USANA Health Sciences, Inc.†	22,002
1,214	Vector Group, Ltd.(a)	26,672
11,200	Walgreens Boots Alliance, Inc.	948,416
17,804	Wal-Mart Stores, Inc.	1,464,379
145	WD-40 Co.	12,838
1,121	WhiteWave Foods Co., Class A†	49,705
3,650	Whole Foods Market, Inc.	190,092
		20,299,213
Energy — 7.5%
250	Alon USA Energy, Inc.(a)	4,142
1,000	Amyris, Inc.†(a)	2,400
5,464	Anadarko Petroleum Corp.	452,474
800	Antero Resources Corp.†(a)	28,256
4,038	Apache Corp.	243,613
300	Approach Resources, Inc.†(a)	1,977
600	Atwood Oceanics, Inc.	16,866
4,245	Baker Hughes, Inc.	269,897
600	Barnwell Industries, Inc.†(a)	1,428
400	Bill Barrett Corp.†(a)	3,320
300	BP Prudhoe Bay Royalty Trust	17,460
200	Bristow Group, Inc.(a)	10,890
3,700	Cabot Oil & Gas Corp.	109,261
3,964	California Resources Corp.(a)	30,166
1,500	Callon Petroleum Co.†(a)	11,205
2,150	Cameron International Corp.†	97,008
150	CARBO Ceramics, Inc.(a)	4,577
400	Carrizo Oil & Gas, Inc.†(a)	19,860
2,400	Cheniere Energy, Inc.†	185,760
6,875	Chesapeake Energy Corp.(a)	97,350
20,094	Chevron Corp.	2,109,468
786	Cimarex Energy Co.	90,461
113	Clayton Williams Energy, Inc.†	5,721
Shares		Value
Energy — (continued)
600	Clean Energy Fuels Corp.†(a)	$3,201
1,000	Cloud Peak Energy, Inc.†(a)	5,820
400	Comstock Resources, Inc.(a)	1,428
1,022	Concho Resources, Inc.†(a)	118,470
13,217	ConocoPhillips	822,890
2,600	Consol Energy, Inc.(a)	72,514
830	Continental Resources, Inc.†(a)	36,246
200	Cross Timbers Royalty Trust	3,834
78	Dawson Geophysical Co.†(a)	333
175	Delek US Holdings, Inc.	6,956
3,779	Denbury Resources, Inc.(a)	27,549
4,416	Devon Energy Corp.	266,329
850	Diamond Offshore Drilling, Inc.(a)	22,772
300	Diamondback Energy, Inc.†(a)	23,052
800	Dresser-Rand Group, Inc.†(a)	64,280
445	Dril-Quip, Inc.†(a)	30,434
732	Enbridge Energy Management LLC	26,630
490	Energen Corp.	32,340
1,271	Energy XXI Bermuda, Ltd.(a)	4,626
1,550	EnLink Midstream LLC	50,437
5,063	EOG Resources, Inc.	464,226
1,560	EQT Corp.	129,277
300	Era Group, Inc.†	6,252
2,700	EXCO Resources, Inc.(a)	4,941
812	Exterran Holdings, Inc.	27,259
44,864	Exxon Mobil Corp.	3,813,440
1,606	FMC Technologies, Inc.†	59,438
300	Forum Energy Technologies, Inc.†	5,880
226	Geospace Technologies Corp.†(a)	3,731
500	Goodrich Petroleum Corp.†(a)	1,775
300	Green Plains, Inc.	8,565
381	Gulf Island Fabrication, Inc.(a)	5,662
300	Gulfmark Offshore, Inc., Class A(a)	3,912
900	Gulfport Energy Corp.†	41,319
3,775	Halcon Resources Corp.†(a)	5,813
9,131	Halliburton Co.(a)	400,668
1,000	Helix Energy Solutions Group, Inc.†	14,960
1,150	Helmerich & Payne, Inc.(a)	78,280
2,949	Hess Corp.	200,149
1,408	HollyFrontier Corp.	56,700
500	Hornbeck Offshore Services, Inc.,†(a)	9,405
1,750	ION Geophysical Corp.†(a)	3,798
2,200	Key Energy Services, Inc.†(a)	4,004
13,460	Kinder Morgan, Inc.(a)	566,128
1,859	Magnum Hunter Resources Corp.†(a)	4,964
7,272	Marathon Oil Corp.	189,872
3,203	Marathon Petroleum Corp.	327,955
375	Matador Resources Co.†(a)	8,220
450	Matrix Service Co.†	7,902
2,875	McDermott International, Inc.†(a)	11,040
550	Memorial Resource Development Corp.†	9,757
1,575	Murphy Oil Corp.	73,395
3,100	Nabors Industries, Ltd.	42,315
4,661	National Oilwell Varco, Inc.(a)	233,003
1,525	Newfield Exploration Co.†	53,512
875	Newpark Resources, Inc.†(a)	7,971
2,812	Noble Energy, Inc.	137,507
1,000	Northern Oil and Gas, Inc.†(a)	7,710
400	Northern Tier Energy	10,136
8,212	Occidental Petroleum Corp.	599,476
800	Oceaneering International, Inc.	43,144
500	Oil States International, Inc.†	19,885
2,050	ONEOK, Inc.(a)	98,892
1	Pacific Ethanol, Inc.†(a)	11
1,325	Parker Drilling Co.†(a)	4,624
650	Parsley Energy, Inc., Class A†(a)	10,387

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Energy — (continued)
1,950	Patterson-UTI Energy, Inc.	$36,611
675	PBF Energy, Inc., Class A	22,896
700	Penn Virginia Corp.†(a)	4,536
2,300	PetroQuest Energy, Inc.†(a)	5,290
5,981	Phillips 66	470,107
675	Pioneer Energy Services Corp.†(a)	3,659
1,484	Pioneer Natural Resources Co.(a)	242,649
2,200	QEP Resources, Inc.	45,870
1,708	Range Resources Corp.(a)	88,884
109	Renewable Energy Group, Inc.†(a)	1,005
600	Rex Energy Corp.†(a)	2,232
675	Rice Energy, Inc.†(a)	14,688
600	Rosetta Resources, Inc.†	10,212
1,600	Rowan PLC, Class A(a)	28,336
1,012	RPC, Inc.	12,964
325	Sanchez Energy Corp.†(a)	4,228
13,762	Schlumberger, Ltd.	1,148,301
300	SEACOR Holdings, Inc.†(a)	20,901
450	SemGroup Corp., Class A	36,603
576	Seventy Seven Energy, Inc.†(a)	2,390
1,000	Ship Finance International, Ltd.(a)	14,800
750	SM Energy Co.	38,760
1,000	Solazyme, Inc.†(a)	2,860
3,325	Southwestern Energy Co.†(a)	77,107
7,241	Spectra Energy Corp.(a)	261,907
475	Stone Energy Corp.†(a)	6,973
1,706	Superior Energy Services, Inc.(a)	38,112
230	Targa Resources Corp.(a)	22,032
775	Teekay Corp.(a)	36,092
1,500	Tesoro Corp.	136,935
850	TETRA Technologies, Inc.†	5,253
1,600	Trico Marine Services, Inc.†(f)	—
1,475	Ultra Petroleum Corp.†(a)	23,054
500	Unit Corp.†	13,990
1,000	US Energy Corp. Wyoming†	1,130
1,100	VAALCO Energy, Inc.†	2,695
5,564	Valero Energy Corp.	353,982
800	W&T Offshore, Inc.(a)	4,088
300	Warren Resources, Inc.†(a)	267
1,150	Western Refining, Inc.	56,798
300	Westmoreland Coal Co.†(a)	8,028
1,922	Whiting Petroleum Corp.†	59,390
8,050	Williams Cos., Inc. (The)(a)	407,250
800	World Fuel Services Corp.(a)	45,984
1,700	Yuma Energy, Inc.†(a)	1,734
		17,072,544
Financials — 18.1%
676	Acadia Realty Trust(a) (c)	23,579
578	Affiliated Managers Group, Inc.†	124,143
4,525	Aflac, Inc.	289,645
450	Alexander & Baldwin, Inc.	19,431
859	Alexandria Real Estate Equities, Inc.(c)	84,216
127	Alleghany Corp.†(a)	61,849
4,525	Allstate Corp. (The)	322,044
33	Altisource Residential Corp., Class B(c)	688
1,282	American Campus Communities, Inc.(c)	54,959
3,525	American Capital Agency Corp.(c)	75,188
575	American Capital Mortgage Investment Corp.(a) (c)	10,327
2,600	American Capital, Ltd.†	38,454
1,100	American Equity Investment Life Holding Co.	32,043
9,283	American Express Co.	725,188
700	American Financial Group, Inc.	44,905
1,700	American Homes 4 Rent, Class A(c)	28,135

Shares		Value
Financials — (continued)
5,550	American International Group, Inc.	$304,084
300	American National Insurance Co.	29,517
8,775	American Realty Capital Properties, Inc.(a) (c)	86,434
4,214	American Tower Corp., Class A(c)	396,748
1,852	Ameriprise Financial, Inc.	242,316
332	AmTrust Financial Services, Inc.(a)	18,919
11,050	Annaly Capital Management, Inc.(c)	114,920
1,500	Anworth Mortgage Asset Corp.(c)	7,635
1,481	Apartment Investment & Management Co., Class A(c)	58,292
600	Apollo Commercial Real Estate Finance, Inc.(c)	10,308
200	Arbor Realty Trust, Inc.(c)	1,396
1,100	Arch Capital Group, Ltd.†	67,760
3,675	Ares Capital Corp.(a)	63,100
330	Argo Group International Holdings, Ltd.	16,550
4	Arlington Asset Investment Corp., Class A(a)	96
1,550	Arthur J. Gallagher & Co.	72,463
300	Artisan Partners Asset Management, Inc., Class A(a)	13,638
108	Ashford Hospitality Prime, Inc.(c)	1,811
544	Ashford Hospitality Trust, Inc.(c)	5,233
6	Ashford, Inc.†	713
650	Aspen Insurance Holdings, Ltd.	30,700
1,200	Associated Banc-Corp(a)	22,320
300	Associated Estates Realty Corp.(c)	7,404
600	Assurant, Inc.	36,846
1,175	Assured Guaranty, Ltd.	31,008
700	Astoria Financial Corp.	9,065
200	Atlanticus Holdings Corp.†(a)	456
600	AV Homes, Inc.†	9,576
1,508	AvalonBay Communities, Inc.(c)	262,769
775	Axis Capital Holdings, Ltd.	39,975
50	Bancorp, Inc.†(a)	451
1,150	BancorpSouth, Inc.	26,703
117,673	Bank of America Corp.	1,810,987
450	Bank of Hawaii Corp.(a)	27,544
12,713	Bank of New York Mellon Corp. (The)	511,571
1,115	Bank of the Ozarks, Inc.(a)	41,177
700	BankFinancial Corp.	9,198
375	BankUnited, Inc.	12,277
300	Banner Corp.	13,770
8,175	BB&T Corp.	318,743
600	BBCN Bancorp, Inc.	8,682
16	BBX Capital Corp., Class A†(a)	298
549	Beneficial Bancorp, Inc.†	6,198
20,831	Berkshire Hathaway, Inc., Class B†	3,006,330
2,300	BGC Partners, Inc., Class A	21,735
2,525	BioMed Realty Trust, Inc.(c)	57,216
1,383	BlackRock, Inc., Class A	505,957
168	BofI Holding, Inc.†	15,631
300	BOK Financial Corp.(a)	18,366
1,000	Boston Private Financial Holdings, Inc.	12,150
1,757	Boston Properties, Inc.(c)	246,823
1,988	Brandywine Realty Trust(a) (c)	31,768
525	Brixmor Property Group, Inc.(c)	13,939
3,075	Brookfield Property Partners(A)	74,569
1,500	Brookline Bancorp, Inc.	15,075
700	Brown & Brown, Inc.	23,177
100	Camden National Corp.(a)	3,984
1,125	Camden Property Trust(a) (c)	87,896
30	Capital Bank Financial Corp., Class A†	828
350	Capital City Bank Group, Inc.	5,687
5,931	Capital One Financial Corp.	467,481
1,000	Capitol Federal Financial, Inc.	12,500

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
1,700	Capstead Mortgage Corp.(a) (c)	$20,009
100	Cardinal Financial Corp.	1,998
403	CareTrust, Inc.(c)	5,465
325	Cash America International, Inc.(a)	7,572
763	Cathay General Bancorp	21,707
1,205	CBL & Associates Properties, Inc.(a) (c)	23,859
600	CBOE Holdings, Inc.	34,443
3,125	CBRE Group, Inc., Class A†	120,969
650	Cedar Realty Trust, Inc.(c)	4,868
12,839	Charles Schwab Corp. (The)	390,819
498	Charter Financial Corp.	5,727
425	Chatham Lodging Trust (c)	12,499
500	Chemical Financial Corp.(a)	15,680
11,900	Chimera Investment Corp.(c)	37,366
2,471	Chubb Corp. (The)	249,818
23	CIFC Corp.(a)	176
1,294	Cincinnati Financial Corp.	68,944
1,650	CIT Group, Inc.	74,448
33,890	Citigroup, Inc.	1,746,013
1,875	Citizens Financial Group, Inc.	45,244
300	City Holding Co.(a)	14,109
600	City National Corp.	53,448
3,172	CME Group, Inc., Class A	300,420
300	CNA Financial Corp.	12,429
1,625	CNO Financial Group, Inc.	27,983
750	CoBiz Financial, Inc.	9,240
350	Cohen & Steers, Inc.	14,333
1,250	Colony Financial, Inc., Class A(a) (c)	32,400
276	Columbia Banking System, Inc.	7,996
1,625	Columbia Property Trust, Inc.(c)	43,908
2,083	Comerica, Inc.	94,006
1,435	Commerce Bancshares, Inc.(a)	60,729
500	Community Bank System, Inc.(a)	17,695
110	Community Trust Bancorp, Inc.(a)	3,648
300	CoreSite Realty Corp (c)	14,604
850	Corporate Office Properties Trust(c)	24,973
1,199	Corrections Corp. of America	48,272
2,613	Cousins Properties, Inc.(c)	27,698
199	Cowen Group, Inc., Class A†	1,035
200	Crawford & Co., Class B	1,728
112	Credit Acceptance Corp.†(a)	21,840
4,050	Crown Castle International Corp.(c)	334,287
1,737	CubeSmart,(c)	41,949
432	Cullen/Frost Bankers, Inc.(a)	29,843
1,000	CVB Financial Corp.	15,940
1,187	DCT Industrial Trust, Inc.(c)	41,141
3,845	DDR Corp.(c)	71,594
2,502	DiamondRock Hospitality Co.(c)	35,353
1,450	Digital Realty Trust, Inc.(c)	95,642
4,850	Discover Financial Services	273,298
1,100	Donegal Group, Inc., Class A(a)	17,292
1,725	Douglas Emmett, Inc.(c)	51,422
3,626	Duke Realty Corp.(c)	78,938
700	DuPont Fabros Technology, Inc.(c)	22,876
2,728	E*Trade Financial Corp.†	77,898
300	Eagle Bancorp, Inc.†	11,520
1,425	East West Bancorp, Inc.(a)	57,656
375	EastGroup Properties, Inc.(c)	22,553
1,325	Eaton Vance Corp.	55,173
633	Education Realty Trust, Inc.(c)	22,396
175	eHealth, Inc.†(a)	1,642
425	Ellington Financial LLC	8,462
1,100	Empire State Realty Trust, Inc., Class A(c)	20,691
375	Employers Holdings, Inc.	10,121
200	Encore Capital Group, Inc.†(a)	8,318
400	Endurance Specialty Holdings, Ltd.	24,456
297	Enova International, Inc.†	5,848

Shares		Value
Financials — (continued)
120	Enstar Group, Ltd.†	$17,023
50	Enterprise Financial Services Corp.	1,033
600	EPR Properties(a) (c)	36,018
1,293	Equity Commonwealth† (c)	34,329
1,000	Equity Lifestyle Properties, Inc.(c)	54,950
4,054	Equity Residential(c)	315,644
300	Erie Indemnity Co., Class A(a)	26,178
719	Essex Property Trust, Inc.(c)	165,298
350	Evercore Partners, Inc., Class A	18,081
336	Everest Re Group, Ltd.(a)	58,464
725	Excel Trust, Inc.(c)	10,165
1,200	Extra Space Storage, Inc.(c)	81,084
1,000	Ezcorp, Inc., Class A†(a)	9,130
14,375	Fannie Mae†	33,781
690	Federal Realty Investment Trust(c)	101,575
1,200	Federated Investors, Inc., Class B	40,668
200	Federated National Holding Co.	6,120
8,801	Fifth Third Bancorp	165,899
525	Financial Engines, Inc.(a)	21,961
1,200	Financial Institutions, Inc.	27,516
100	First Acceptance Corp.†	242
827	First American Financial Corp.	29,507
300	First Bancorp	5,268
2,516	First BanCorp†	15,599
500	First Cash Financial Services, Inc.†	23,260
50	First Citizens BancShares, Inc., Class A	12,985
800	First Commonwealth Financial Corp.(a)	7,200
425	First Community Bancshares, Inc.	7,450
575	First Financial Bancorp	10,241
600	First Financial Bankshares, Inc.(a)	16,584
100	First Financial Corp.	3,589
2,433	First Horizon National Corp.(a)	34,768
1,375	First Industrial Realty Trust, Inc.(c)	29,466
425	First Merchants Corp.	10,005
800	First Midwest Bancorp, Inc.	13,896
3,424	First Niagara Financial Group, Inc.	30,268
800	First Potomac Realty Trust(c)	9,512
150	First Republic Bank	8,564
1,582	FirstMerit Corp.(a)	30,153
1,650	FNB Corp.	21,681
3,184	FNF Group	117,044
2,100	Forest City Enterprises, Inc., Class A†	53,592
4,546	Franklin Resources, Inc.	233,301
950	Franklin Street Properties Corp.(a) (c)	12,179
8,075	Freddie Mac†	18,411
2,700	FS Investment Corp.	27,378
1,850	Fulton Financial Corp.	22,829
550	FXCM, Inc., Class A (a)	1,172
1,137	Gaming and Leisure Properties, Inc.(c)	41,921
4,415	General Growth Properties, Inc.(c)	130,463
5,850	Genworth Financial, Inc., Class A†(a)	42,763
400	Getty Realty Corp.(a)(c)	7,280
900	Glacier Bancorp, Inc.	22,635
50	Gleacher & Co., Inc.	297
4,638	Goldman Sachs Group, Inc. (The)	871,805
475	Golub Capital BDC, Inc.	8,336
550	Government Properties Income Trust(a) (c)	12,567
550	Green Dot Corp., Class A†	8,756
300	Greenhill & Co., Inc.	11,895
200	Guaranty Bancorp	3,392
100	Hallmark Financial Services, Inc.†	1,060
800	Hancock Holding Co.(a)	23,888
69	Hanmi Financial Corp.	1,459
400	Hanover Insurance Group, Inc. (The)	29,032
4,525	Hartford Financial Services Group, Inc.	189,235
1,000	Hatteras Financial Corp.(c)	18,160

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
775	HCC Insurance Holdings, Inc.	$43,919
5,150	HCP, Inc.(c)	222,531
3,662	Health Care, Inc.(c)	283,292
1,175	Healthcare Realty Trust, Inc.(c)	32,641
1,025	HealthCare Trust of America, Class A(c)	28,556
775	Hercules Technology Growth Capital, Inc.(a)	10,447
50	Heritage Commerce Corp.(a)	456
375	HFF, Inc., Class A	14,077
1,100	Highwoods Properties, Inc.(c)	50,358
1,500	Hilltop Holdings, Inc.†	29,160
625	Home BancShares, Inc.(a)	21,181
500	Home Properties, Inc.(c)	34,645
375	Horace Mann Educators Corp.	12,825
1,850	Hospitality Properties Trust	61,031
8,574	Host Hotels & Resorts, Inc., (c)	173,023
421	Howard Hughes Corp. (The)†	65,263
5,676	Hudson City Bancorp, Inc.(a)	59,484
700	Hudson Pacific Properties, Inc.(c)	23,233
9,351	Huntington Bancshares, Inc.	103,329
375	Iberiabank Corp.	23,636
85	Impac Mortgage Holdings, Inc.† (c)	1,058
300	Independent Bank Corp.	13,161
1,100	Inland Real Estate Corp.(c)	11,759
500	Interactive Brokers Group, Inc., Class A(a)	17,010
1,217	Intercontinental Exchange, Inc.	283,890
700	International Bancshares Corp.	18,221
500	INTL FCStone, Inc.†	14,865
1,000	Invesco Mortgage Capital, Inc.(a) (c)	15,530
4,625	Invesco, Ltd.	183,566
1,000	Investment Technology Group, Inc.†	30,310
1,800	Investors Real Estate Trust(c)	13,500
2,247	Iron Mountain, Inc.(a) (c)	81,971
2,475	Janus Capital Group, Inc.(a)	42,545
500	Jones Lang LaSalle, Inc.	85,200
39,734	JPMorgan Chase & Co.	2,407,086
600	Kearny Financial Corp.†(a)	8,148
650	Kemper Corp.(a)	25,324
925	Kennedy-Wilson Holdings, Inc.	24,179
9,023	KeyCorp	127,766
1,000	Kilroy Realty Corp.(c)	76,170
4,650	Kimco Realty Corp.(c)	124,852
1,125	Kite Realty Group Trust(a) (c)	31,691
1,000	Lamar Advertising Co., Class A(a)	59,270
1,000	LaSalle Hotel Properties(c)	38,860
375	LegacyTexas Financial Group, Inc.	8,524
1,200	Legg Mason, Inc.	66,240
90	LendingTree, Inc.†(a)	5,041
4,282	Leucadia National Corp.	95,446
1,525	Liberty Property Trust(c)	54,443
2,775	Lincoln National Corp.	159,452
3,925	Loews Corp.	160,258
200	LPL Financial Holdings, Inc.(a)	8,772
350	LTC Properties, Inc.(c)	16,100
1,172	M&T Bank Corp.	148,844
1,751	Macerich Co. (The)(c)	147,662
475	Main Street Capital Corp.(a)	14,677
138	Markel Corp.†(a)	106,116
350	MarketAxess Holdings, Inc.	29,015
5,820	Marsh & McLennan Cos., Inc.	326,444
865	MB Financial, Inc.	27,083
1,900	MBIA, Inc.†(a)	17,670
2,531	McGraw Hill Financial, Inc.	261,705
967	Meadowbrook Insurance Group, Inc.(a)	8,220
600	Medallion Financial Corp.(a)	5,556

Shares		Value
Financials — (continued)
1,500	Medical Properties Trust, Inc.(c)	$22,110
300	Mercury General Corp.(a)	17,325
10,796	MetLife, Inc.	545,738
4,000	MFA Financial, Inc.(c)	31,440
1,500	MGIC Investment Corp.†	14,445
914	Mid-America Apartment Communities, Inc.(c)	70,625
2,300	Monogram Residential Trust, Inc.(a) (c)	21,436
400	Montpelier Re Holdings, Ltd.(a)	15,376
1,784	Moody's Corp.	185,179
17,225	Morgan Stanley	614,760
997	MSCI, Inc., Class A	61,126
1,325	NASDAQ OMX Group, Inc. (The)(a)	67,496
325	National Health Investors, Inc.(a) (c)	23,078
400	National Interstate Corp.	11,232
2,500	National Penn Bancshares, Inc.	26,925
1,200	National Retail Properties, Inc.(c)	49,164
3,100	Navient Corp.	63,023
500	NBT Bancorp, Inc.	12,530
325	Nelnet, Inc., Class A	15,379
650	New Mountain Finance Corp.(a)	9,490
1,400	New Residential Investment Corp.(c)	21,042
695	New Senior Investment Group, Inc.(a)(c)	11,558
5,087	New York Community Bancorp, Inc.(a)	85,106
695	Newcastle Investment Corp.(a) (c)	3,371
2,650	Northern Trust Corp.	184,572
2,153	NorthStar Asset Management Group, Inc.	50,251
3,253	NorthStar Realty Finance Corp.(c)	58,944
875	Northwest Bancshares, Inc.	10,369
1,400	Oaktree Capital Group LLC, Class A	72,324
432	OFG Bancorp(a)	7,050
1,500	Old National Bancorp(a)	21,285
3,236	Old Republic International Corp.	48,346
400	Old Second Bancorp, Inc.†	2,288
1,275	Omega Healthcare Investors, Inc.(a)(c)	51,727
600	OneBeacon Insurance Group, Ltd., Class A	9,126
400	Oritani Financial Corp.	5,820
336	Outfront Media, Inc.	10,053
1,267	PacWest Bancorp(a)	59,410
1,800	Paramount Group, Inc.(c)	34,740
187	Park National Corp.	16,000
1,100	Parkway Properties, Inc.(c)	19,085
425	PartnerRe, Ltd.	48,590
1,000	Pebblebrook Hotel Trust(c)	46,570
775	PennyMac Mortgage Investment Trust(c)	16,500
2,997	People's United Financial, Inc.(a)	45,554
573	PHH Corp.†(a)	13,849
62	Phoenix, Inc.†	3,099
2,100	Piedmont Office Realty Trust, Inc., Class A(c)	39,081
350	Pinnacle Financial Partners, Inc.	15,561
300	Piper Jaffray Cos.†(a)	15,738
2,184	Plum Creek Timber Co., Inc.	94,895
5,606	PNC Financial Services Group, Inc.	522,703
1,157	Popular, Inc.†	39,789
600	Post Properties, Inc.(c)	34,158
400	Potlatch Corp.(c)	16,016
600	PRA Group, Inc.†(a)	32,592
200	Preferred Bank	5,494
600	Primerica, Inc.	30,540
2,550	Principal Financial Group, Inc.	130,994
697	PrivateBancorp, Inc., Class A	24,513
830	ProAssurance Corp.	38,105
5,875	Progressive Corp. (The)	159,800
5,660	Prologis, Inc.(c)	246,550
3,375	Prospect Capital Corp.(a)	28,519

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
800	Prosperity Bancshares, Inc.(a)	$41,984
1,500	Provident Financial Services, Inc.	27,975
4,956	Prudential Financial, Inc.	398,016
1,655	Public Storage(c)	326,267
2,077	Pzena Investment Management, Inc., Class A(a)	19,046
2,145	Radian Group, Inc.(a)	36,015
66	RAIT Financial Trust(a)(c)	453
1,000	Ramco-Gershenson Properties Trust(c)	18,600
1,525	Raymond James Financial, Inc.	86,590
1,501	Rayonier, Inc.(a)(c)	40,467
2,000	Realty Income Corp.(a)(c)	103,200
1,200	Redwood Trust, Inc.(a)	21,444
1,025	Regency Centers Corp.(a)(c)	69,741
14,006	Regions Financial Corp.	132,357
550	Reinsurance Group of America, Inc., Class A	51,255
400	RenaissanceRe Holdings, Ltd.(a)	39,892
400	Renasant Corp.(a)	12,020
315	Republic Bancorp, Inc., Class A(a)	7,790
250	Resource America, Inc., Class A(a)	2,275
200	Resource Capital Corp.(a) (c)	908
725	Retail Opportunity Investments Corp.(c)	13,268
725	Retail Properties of America, Inc., Class A(c)	11,622
425	RLI Corp.(a)	22,274
1,500	RLJ Lodging Trust(c)	46,965
174	Rouse Properties, Inc.(a)(c)	3,299
825	Ryman Hospitality Properties, Inc.	50,251
200	Saul Centers, Inc.(c)	11,440
150	Seacoast Banking Corp of Florida† (a)	2,141
1,300	SEI Investments Co.	57,317
350	Select Income (a) (c)	8,747
600	Selective Insurance Group, Inc.	17,430
2,750	Senior Housing Properties Trust(c)	61,023
606	Signature Bank†	78,525
152	Silver Bay Realty Trust Corp.(c)	2,456
200	Simmons First National Corp., Class A(a)	9,094
3,493	Simon Property Group, Inc.(c)	683,371
1,057	SL Green Realty Corp.(a) (c)	135,698
4,300	SLM Corp.(a)	39,904
500	Solar Capital, Ltd.	10,120
300	South State Corp.	20,517
300	Southside Bancshares, Inc.	8,607
50	Southwest Bancorp, Inc.	890
450	Sovran Self Storage, Inc.(c)	42,273
4,000	Spirit Realty Capital, Inc.(c)	48,320
300	Springleaf Holdings, Inc., Class A†(a)	15,531
500	St. Joe Co. (The)†	9,280
450	STAG Industrial, Inc.(c)	10,584
490	StanCorp Financial Group, Inc.	33,614
2,550	Starwood Property Trust, Inc.(a) (c)	61,965
415	Starwood Waypoint Residential Trust(c)	10,728
400	State Auto Financial Corp.(a)	9,716
4,765	State Street Corp.	350,370
1,113	Sterling Bancorp(a)	14,925
300	Stewart Information Services Corp.	12,192
640	Stifel Financial Corp.†	35,680
1,425	Strategic Hotels & Resorts, Inc.† (c)	17,713
50	Suffolk Bancorp	1,188
164	Sun Bancorp, Inc.†	3,101
500	Sun Communities, Inc.(a)(c)	33,360
1,318	Sunstone Hotel Investors, Inc.(c)	21,971
5,905	SunTrust Banks, Inc.	242,636
1,728	Susquehanna Bancshares, Inc.	23,691
501	SVB Financial Group†	63,647
1,000	Symetra Financial Corp.	23,460

Shares		Value
Financials — (continued)
1,650	Synchrony Financial†(a)	$50,078
1,547	Synovus Financial Corp.	43,331
2,754	T Rowe Price Group, Inc.	223,019
1,300	Tanger Factory Outlet Centers, Inc.(c)	45,721
800	Taubman Centers, Inc.(c)	61,704
1,500	TCF Financial Corp.	23,580
3,153	TD Ameritrade Holding Corp.	117,481
50	Tejon Ranch Co.†(a)	1,323
575	Terreno Realty Corp.(c)	13,110
384	Texas Capital Bancshares, Inc.†(a)	18,682
1,250	TFS Financial Corp.(a)	18,350
300	Tompkins Financial Corp.	16,155
1,250	Torchmark Corp.(a)	68,650
103	TowneBank	1,656
3,522	Travelers Cos., Inc. (The)	380,834
350	Triangle Capital Corp.(a)	7,983
409	Trico Bancshares	9,869
1,300	Trinity Place Holdings, Inc.†(a)	9,165
1,208	TrustCo Bank Corp.	8,311
1,000	Trustmark Corp.(a)	24,280
4,125	Two Harbors Investment Corp.(c)	43,808
19,209	U.S. Bancorp	838,857
2,853	UDR, Inc.(c)	97,088
400	UMB Financial Corp.(a)	21,156
2,275	Umpqua Holdings Corp.	39,085
575	Union Bankshares Corp.	12,771
832	United Bankshares, Inc.(a)	31,267
474	United Community Banks, Inc.	8,949
317	United Community Financial Corp.(a)	1,731
542	United Financial Bancorp, Inc.(a)	6,737
300	United Fire Group, Inc.	9,531
378	United Security Bancshares†	2,022
200	Universal Health Realty Income Trust(a)(c)	11,250
2,132	Unum Group	71,912
1,286	Urban Edge Properties(c)	30,478
500	Urstadt Biddle Properties, Inc., Class A(c)	11,530
1,083	Validus Holdings, Ltd.	45,594
2,225	Valley National Bancorp	21,004
3,915	Ventas, Inc.(c)	285,873
48	Virtus Investment Partners, Inc.(a)	6,277
2,072	Vornado Realty Trust(c)	232,064
1,650	Voya Financial, Inc.	71,132
687	W.R. Berkley Corp.(a)	34,700
1,125	Waddell & Reed Financial, Inc., Class A(a)	55,732
220	Walter Investment Management Corp.†(a)	3,553
1,333	Washington Federal, Inc.	29,066
1,250	Washington Real Estate Investment Trust(a)(c)	34,538
400	Washington Trust Bancorp, Inc.(a)	15,276
1,100	Webster Financial Corp.	40,755
1,700	Weingarten Realty Investors(c)	61,166
53,217	Wells Fargo & Co.	2,895,005
350	WesBanco, Inc.	11,403
383	Westamerica Bancorporation(a)	16,549
1,150	Western Alliance Bancorp†(a)	34,086
200	Westfield Financial, Inc.	1,546
5,083	Weyerhaeuser Co.(c)	168,501
80	White Mountains Insurance Group, Ltd.	54,762
700	Wilshire Bancorp, Inc.(a)	6,979
750	WisdomTree Investments, Inc.	16,095
100	World Acceptance Corp.†(a)	7,292
2,292	WP GLIMCHER, Inc.(c)	38,116
2,280	Zions Bancorporation	61,560
		41,371,107

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 13.5%
16,000	Abbott Laboratories	$741,280
14,225	AbbVie, Inc.	832,731
350	ABIOMED, Inc.†	25,053
475	Acadia Healthcare Co., Inc.†(a)	34,010
625	ACADIA Pharmaceuticals, Inc.†	20,369
300	Accretive Health, Inc.†	1,734
375	Acorda Therapeutics, Inc.†(a)	12,480
4,075	Actavis PLC†	1,212,941
300	Aegerion Pharmaceuticals, Inc.†(a)	7,851
3,768	Aetna, Inc.	401,405
200	Affymetrix, Inc.†(a)	2,512
3,346	Agilent Technologies, Inc.	139,026
300	Agios Pharmaceuticals, Inc.†(a)	28,290
300	Air Methods Corp.†(a)	13,977
900	Akorn, Inc.†(a)	42,759
700	Albany Molecular Research, Inc.†(a)	12,320
850	Alere, Inc.†	41,565
1,629	Alexion Pharmaceuticals, Inc.†	282,306
750	Align Technology, Inc.†	40,339
1,300	Alkermes PLC†(a)	79,261
140	Alliance HealthCare Services, Inc.†	3,105
596	Alnylam Pharmaceuticals, Inc.†	62,234
100	AMAG Pharmaceuticals, Inc.†(a)	5,466
201	Amedisys, Inc.†	5,383
600	American CareSource Holdings, Inc.†(a)	1,800
2,040	AmerisourceBergen Corp., Class A	231,887
7,096	Amgen, Inc.	1,134,296
250	AMN Healthcare Services, Inc.†	5,767
375	Amsurg Corp., Class A†	23,070
475	Anacor Pharmaceuticals, Inc.†	27,479
130	Analogic Corp.	11,817
500	Anika Therapeutics, Inc.†(a)	20,585
2,885	Anthem, Inc.	445,473
600	Arrowhead Research Corp.†(a)	4,059
45	Asterias Biotherapeutics, Inc.†	303
443	athenahealth, Inc.†(a)	52,890
300	Auspex Pharmaceuticals, Inc.†	30,081
5,838	Baxter International, Inc.(a)	399,903
2,156	Becton Dickinson and Co.	309,527
200	Biodel, Inc.†(a)	238
2,081	Biogen Idec, Inc.†	878,681
1,075	BioMarin Pharmaceutical, Inc.†	133,966
300	Bio-Rad Laboratories, Inc., Class A†	40,554
500	Bio-Techne Corp.	50,145
286	Bluebird Bio, Inc.†	34,540
12,139	Boston Scientific Corp.†	215,467
17,525	Bristol-Myers Squibb Co.	1,130,363
2,194	Brookdale Senior Living, Inc., Class A†	82,845
1,500	Bruker Corp.†	27,705
725	C.R. Bard, Inc.	121,329
350	Cambrex Corp.†	13,870
100	Capital Senior Living Corp.†(a)	2,594
3,513	Cardinal Health, Inc.	317,119
325	Cardiovascular Systems, Inc.†(a)	12,688
550	Catalent, Inc.†	17,133
2,385	Catamaran Corp.†(a)	142,003
8,614	Celgene Corp.†	993,022
927	Celldex Therapeutics, Inc.†(a)	25,835
1,260	Centene Corp.†	89,069
500	Cepheid, Inc.†	28,450
2,850	Cerner Corp.†	208,791
500	Charles River Laboratories International, Inc.†	39,645
136	Chemed Corp.(a)	16,238
2,763	Cigna Corp.	357,643

Shares		Value
Health Care — (continued)
300	Clovis Oncology, Inc.†(a)	$22,269
832	Community Health Systems, Inc.†	43,497
100	Computer Programs & Systems, Inc.(a)	5,426
300	CONMED Corp.	15,147
400	Cooper Cos., Inc. (The)	74,968
226	CTI BioPharma Corp.†(a)	409
300	Cyberonics, Inc.†	19,476
91	Cynosure, Inc., Class A†	2,791
1,808	DaVita HealthCare Partners, Inc.†	146,954
1,500	DENTSPLY International, Inc.(a)	76,335
675	Depomed, Inc.†(a)	15,127
650	DexCom, Inc.†	40,521
900	Edwards Lifesciences Corp.†	128,214
10,445	Eli Lilly & Co.	758,829
793	Emergent Biosolutions, Inc.†(a)	22,807
1,222	Endo International PLC†	109,613
700	Endologix, Inc.†(a)	11,949
300	Ensign Group, Inc. (The)(a)	14,058
600	Envision Healthcare Holdings, Inc.†	23,010
775	Exact Sciences Corp.†(a)	17,065
800	Exelixis, Inc.†(a)	2,056
7,915	Express Scripts Holding Co.†	686,785
100	Five Star Quality Care, Inc.†	444
500	Galena Biopharma, Inc.†	695
700	Genesis Healthcare, Inc., Class A†(a)	4,984
500	Genomic Health, Inc.†(a)	15,275
1,100	Geron Corp.†(a)	4,147
13,464	Gilead Sciences, Inc.†	1,321,222
300	Greatbatch, Inc.†	17,355
550	Haemonetics Corp.†	24,706
1,700	Halozyme Therapeutics, Inc.†(a)	24,276
597	Halyard Health, Inc.†(a)	29,372
350	Hanger, Inc.†(a)	7,941
500	HCA Holdings, Inc.†	37,615
600	Health Net, Inc.†	36,294
1,100	HealthSouth Corp.	48,796
170	HeartWare International, Inc.†(a)	14,921
672	Henry Schein, Inc.†(a)	93,825
600	Hill-Rom Holdings, Inc.	29,400
925	HMS Holdings Corp.†	14,291
2,452	Hologic, Inc.†(a)	80,977
1,125	Horizon Pharma PLC†	29,216
1,740	Hospira, Inc.†	152,842
1,476	Humana, Inc.	262,758
200	ICU Medical, Inc.†	18,628
409	IDEXX Laboratories, Inc.†(a)	63,182
1,262	Illumina, Inc.†	234,278
1,000	ImmunoGen, Inc.†(a)	8,950
1,000	Impax Laboratories, Inc.†	46,870
825	IMS Health Holdings, Inc.†(a)	22,333
1,700	Incyte Corp., Ltd.†	155,822
600	Infinity Pharmaceuticals, Inc.†	8,388
475	Insulet Corp.†(a)	15,841
300	Integra LifeSciences Holdings Corp.†(a)	18,495
137	Intercept Pharmaceuticals, Inc.†(a)	38,637
400	Intrexon Corp.†(a)	18,148
365	Intuitive Surgical, Inc.†	184,336
300	IPC The Hospitalist Co., Inc.†(a)	13,992
1,000	Ironwood Pharmaceuticals, Inc., Class A†	16,000
700	Isis Pharmaceuticals, Inc.†(a)	44,569
29,656	Johnson & Johnson	2,983,394
975	Keryx Biopharmaceuticals, Inc.†(a)	12,412
587	Kindred Healthcare, Inc.	13,965
1,049	Laboratory Corp. of America Holdings†	132,268
300	Lannett Co., Inc.†	20,313

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
600	LHC Group, Inc.†	$19,818
565	LifePoint Hospitals, Inc.†	41,499
316	Ligand Pharmaceuticals, Inc., Class B†(a)	24,367
400	Magellan Health, Inc.†	28,328
600	Masimo Corp.†(a)	19,788
2,486	McKesson Corp.	562,333
400	MedAssets, Inc.†	7,528
650	Medicines Co. (The)†(a)	18,213
847	Medivation, Inc.†	109,322
900	MEDNAX, Inc.†	65,259
28,680	Merck & Co., Inc.	1,648,526
100	Merge Healthcare, Inc.†	447
375	Meridian Bioscience, Inc.	7,155
200	Mettler-Toledo International, Inc.†	65,730
600	MGC Diagnostics Corp.†(a)	4,416
300	Molina Healthcare, Inc.†(a)	20,187
200	Momenta Pharmaceuticals, Inc.†	3,040
3,675	Mylan NV†(a)	218,111
800	Myriad Genetics, Inc.†(a)	28,320
375	Natus Medical, Inc.†(a)	14,801
950	Nektar Therapeutics†(a)	10,450
350	Neogen Corp.†	16,356
800	Neurocrine Biosciences, Inc.†	31,768
300	NewLink Genetics Corp.†(a)	16,413
2,150	Novavax, Inc.†(a)	17,780
400	NuVasive, Inc.†	18,396
1,000	NxStage Medical, Inc.†	17,300
1,000	Omnicare, Inc.	77,060
375	Omnicell, Inc.†	13,162
300	Ophthotech Corp.†	13,959
3,000	OPKO Health, Inc.†(a)	42,510
750	Orexigen Therapeutics, Inc.†	5,872
300	Orthofix International NV†(a)	10,767
375	Pacira Pharmaceuticals, Inc.†	33,319
6	Paratek Pharmaceuticals, Inc.	188
600	PAREXEL International Corp.†(a)	41,394
950	Patterson Cos., Inc.(a)	46,351
800	PDI, Inc.†	1,080
1,092	PerkinElmer, Inc.(a)	55,845
5	Pernix Therapeutics Holdings, Inc.†(a)	53
66,962	Pfizer, Inc.	2,329,608
725	Pharmacyclics, Inc.†	185,564
381	PharMerica Corp.†(a)	10,740
400	Pozen, Inc.†	3,088
350	Premier, Inc., Class A†	13,153
650	Prestige Brands Holdings, Inc.†	27,878
800	Progenics Pharmaceuticals, Inc.†(a)	4,784
200	Providence Service Corp. (The)†	10,624
254	Puma Biotechnology, Inc.†	59,972
575	Quality Systems, Inc.	9,189
1,475	Quest Diagnostics, Inc.(a)	113,354
300	Quidel Corp.†	8,094
750	Quintiles Transnational Holdings, Inc.†(a)	50,228
675	Raptor Pharmaceutical Corp.†(a)	7,337
100	Receptos, Inc.†	16,489
697	Regeneron Pharmaceuticals, Inc.†(a)	314,682
1,400	ResMed, Inc.(a)	100,492
1,600	Rigel Pharmaceuticals, Inc.†	5,712
418	RTI Surgical, Inc.†(a)	2,065
600	Sagent Pharmaceuticals, Inc.†(a)	13,950
500	Salix Pharmaceuticals, Ltd.†(a)	86,405
300	Sangamo BioSciences, Inc.†(a)	4,704
400	Sarepta Therapeutics, Inc.†(a)	5,312
925	Seattle Genetics, Inc.†(a)	32,699
1,500	Sequenom, Inc.†(a)	5,925

Shares		Value
Health Care — (continued)
600	Simulations Plus, Inc.	$3,684
650	Sirona Dental Systems, Inc.†(a)	58,494
475	Spectranetics Corp.†(a)	16,511
2,950	St. Jude Medical, Inc.	192,930
350	STERIS Corp.(a)	24,595
3,791	Stryker Corp.	349,720
50	Symmetry Surgical, Inc.†	366
303	Synageva BioPharma Corp.†(a)	29,552
400	Synta Pharmaceuticals Corp.†(a)	776
675	Team Health Holdings, Inc.†	39,494
300	Teleflex, Inc.(a)	36,249
1,231	Tenet Healthcare Corp.†(a)	60,947
300	Tetraphase Pharmaceuticals, Inc.†(a)	10,992
1,000	Theravance, Inc.(a)	15,720
4,256	Thermo Fisher Scientific, Inc.	571,751
525	Thoratec Corp.†(a)	21,992
400	United Therapeutics Corp.†(a)	68,974
10,182	UnitedHealth Group, Inc.	1,204,429
500	Universal American Corp.†(a)	5,340
1,100	Universal Health Services, Inc., Class B	129,481
1,200	Varian Medical Systems, Inc.†(a)	112,908
825	VCA, Inc.†	45,227
425	Veeva Systems, Inc., Class A†	10,850
2,114	Vertex Pharmaceuticals, Inc.†	249,389
900	Waters Corp.†	111,888
450	WellCare Health Plans, Inc.†(a)	41,157
650	West Pharmaceutical Services, Inc.	39,136
750	Wright Medical Group, Inc.†(a)	19,350
1,871	Zimmer Holdings, Inc.	219,880
1,250	Zoetis, Inc., Class A	57,863
		30,835,650
Industrials — 11.0%
1,423	3D Systems Corp.†(a)	39,019
6,803	3M Co.	1,122,155
525	AAON, Inc.(a)	12,878
500	ABM Industries, Inc.	15,930
300	Acacia Research Corp.(a)	3,210
300	Acme United Corp.	5,478
590	Actuant Corp., Class A(a)	14,007
500	Acuity Brands, Inc.	84,080
1,675	ADT Corp.(a)	69,546
400	Advisory Board Co. (The)†	21,312
1,427	AECOM Technology Corp.†(a)	43,980
700	AGCO Corp.(a)	33,348
1,000	Air Lease Corp., Class A(a)	37,740
1,200	Aircastle, Ltd.	26,952
1,134	Alaska Air Group, Inc.	75,048
400	Albany International Corp., Class A	15,900
153	Allegiant Travel Co., Class A	29,420
300	Altra Industrial Motion Corp.(a)	8,292
100	AMERCO	33,040
7,711	American Airlines Group, Inc.(a)	406,987
300	American Railcar Industries, Inc.(a)	14,919
2,512	AMETEK, Inc.	131,980
3,275	AMR Corp., Escrow†	—
1,500	AMREP Corp.†(a)	7,725
550	AO Smith Corp.	36,113
500	Apogee Enterprises, Inc.	21,600
300	ArcBest Corp.(a)	11,367
200	Armstrong World Industries, Inc.†	11,494
200	Astec Industries, Inc.	8,576
300	Astronics Corp.†	22,110
892	Avis Budget Group, Inc.†	52,641
600	AZZ, Inc.(a)	27,954
834	B/E Aerospace, Inc.(a)	53,059

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
1,437	Babcock & Wilcox Co. (The)	$46,113
600	Barnes Group, Inc.	24,294
500	Beacon Roofing Supply, Inc.†	15,650
900	BlueLinx Holdings, Inc.†	972
7,343	Boeing Co. (The)	1,102,038
445	Brady Corp., Class A	12,589
450	Briggs & Stratton Corp.(a)	9,243
450	Brink's Co. (The)(a)	12,433
450	Builders FirstSource, Inc.†	3,002
423	Carlisle Cos., Inc.	39,182
100	Casella Waste Systems, Inc., Class A†(a)	550
6,436	Caterpillar, Inc.	515,073
1,300	CBIZ, Inc.†(a)	12,129
400	CDI Corp.	5,620
400	Ceco Environmental Corp.(a)	4,244
300	Celadon Group, Inc.	8,166
800	Cenveo, Inc.†(a)	1,712
1,500	CH Robinson Worldwide, Inc.(a)	109,830
1,032	Cintas Corp.(a)	84,242
184	CIRCOR International, Inc.(a)	10,065
1,000	Civeo Corp.	2,540
400	CLARCOR, Inc.	26,424
400	Clean Harbors, Inc.†(a)	22,712
925	Colfax Corp.†(a)	44,150
400	Columbus McKinnon Corp.	10,776
900	Comfort Systems USA, Inc.	18,936
300	Commercial Vehicle Group, Inc.†(a)	1,932
500	Con-way, Inc.	22,065
1,400	Copart, Inc.†	52,598
300	Corporate Executive Board Co. (The)	23,958
1,750	Covanta Holding Corp.(a)	39,253
100	Covenant Transportation Group, Inc., Class A†	3,316
625	Crane Co.	39,006
10,250	CSX Corp.	339,480
300	Cubic Corp.	15,531
1,762	Cummins, Inc.	244,284
300	Curtiss-Wright Corp.	22,182
6,338	Danaher Corp.	538,096
3,455	Deere & Co.(a)	302,969
9,425	Delta Air Lines, Inc.	423,748
500	Deluxe Corp.	34,640
750	DigitalGlobe, Inc.†	25,553
925	Donaldson Co., Inc.(a)	34,882
1,718	Dover Corp.(a)	118,748
313	Dun & Bradstreet Corp.	40,177
100	DXP Enterprises, Inc.†	4,409
350	Dycom Industries, Inc.†	17,094
400	Dynamic Materials Corp.(a)	5,108
5	Eagle Bulk Shipping, Inc.†	37
5,371	Eaton Corp. PLC	364,906
800	EMCOR Group, Inc.	37,176
7,403	Emerson Electric Co.	419,158
700	Empire Resources, Inc.(a)	2,968
550	Encore Wire Corp.	20,834
500	Energy Recovery, Inc.†(a)	1,295
375	EnerSys, Inc.	24,090
179	Engility Holdings, Inc.	5,377
50	Ennis, Inc.	706
178	EnPro Industries, Inc.	11,739
1,193	Equifax, Inc.	110,949
200	ESCO Technologies, Inc.	7,796
290	Esterline Technologies Corp.†(a)	33,182
2,200	Exelis, Inc.	53,614
1,850	Expeditors International of Washington, Inc.	89,133
135	Exponent, Inc.	12,002
Shares		Value
Industrials — (continued)
2,900	Fastenal Co.(a)	$120,161
1,000	Federal Signal Corp.	15,790
2,632	FedEx Corp.	435,464
1,115	Flowserve Corp.	62,986
1,686	Fluor Corp.	96,372
1,300	Fortune Brands Home & Security, Inc.	61,724
300	Forward Air Corp.	16,290
600	Franklin Electric Co., Inc.(a)	22,884
500	FreightCar America, Inc.(a)	15,715
600	FTI Consulting, Inc.†	22,476
700	Fuel Tech, Inc.†	2,191
500	FuelCell Energy, Inc.†	625
300	Furmanite Corp.†	2,367
300	G&K Services, Inc., Class A	21,759
500	GenCorp, Inc.†	11,595
625	General Cable Corp.(a)	10,769
2,688	General Dynamics Corp.	364,842
106,746	General Electric Co.	2,648,368
585	Genessee & Wyoming, Inc., Class A†(a)	56,417
507	Gorman-Rupp Co. (The)(a)	15,185
662	Graco, Inc.	47,770
1,350	GrafTech International, Ltd.†	5,252
400	Granite Construction, Inc.	14,056
1,500	Great Lakes Dredge & Dock Corp.†(a)	9,015
550	Greenbrier Cos., Inc.(a)	31,900
350	Griffon Corp.(a)	6,100
325	H&E Equipment Services, Inc.(a)	8,122
850	Hardinge, Inc.	9,860
1,500	Hawaiian Holdings, Inc.†(a)	33,037
675	Healthcare Services Group, Inc.(a)	21,688
625	Heartland Express, Inc.	14,850
200	Heidrick & Struggles International, Inc.	4,916
600	Herman Miller, Inc.	16,656
2,150	Hertz Global Holdings, Inc.†(a)	46,612
1,050	Hexcel Corp.	53,991
300	Hill International, Inc.†	1,077
625	Hillenbrand, Inc.	19,294
400	HNI Corp.	22,068
8,859	Honeywell International, Inc.	924,082
350	Hub Group, Inc., Class A†(a)	13,752
338	Hubbell, Inc., Class B	37,052
525	Huntington Ingalls Industries, Inc.	73,579
400	Hurco Cos., Inc.	13,172
200	Huron Consulting Group, Inc.†	13,230
118	Hyster-Yale Materials Handling, Inc.	8,648
675	IDEX Corp.	51,185
594	IHS, Inc., Class A†	67,573
3,620	Illinois Tool Works, Inc.(a)	351,647
875	Industrial Services of America, Inc.†	3,692
500	InnerWorkings, Inc.†	3,360
100	Innovative Solutions & Support, Inc.†	380
336	Insperity, Inc.	17,569
500	Integrated Electrical Services, Inc.†(a)	4,400
1,300	Interface, Inc., Class A	27,014
400	International Shipholding Corp.(a)	4,844
400	Intersections, Inc.(a)	1,364
1,100	ITT Corp.	43,901
1,725	Jacobs Engineering Group, Inc.†(a)	77,901
852	JB Hunt Transport Services, Inc.(a)	72,757
2,525	JetBlue Airways Corp.†(a)	48,606
251	John Bean Technologies Corp.	8,966
875	Joy Global, Inc.(a)	34,282
200	Kadant, Inc.	10,522
300	Kaman Corp.(a)	12,729
1,152	Kansas City Southern	117,596
400	KAR Auction Services, Inc.	15,172

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
1,550	KBR, Inc.	$22,444
400	Kelly Services, Inc., Class A(a)	6,976
800	Kennametal, Inc.	26,952
150	Kforce, Inc.	3,346
700	Kimball International, Inc., Class B(a)	7,336
600	Kirby Corp.†(a)	45,030
617	KLX, Inc.†	23,779
650	Knight Transportation, Inc.(a)	20,962
500	Knoll, Inc.	11,715
525	Korn/Ferry International	17,257
10	Kratos Defense & Security Solutions, Inc.†	55
875	L-3 Communications Holdings, Inc., Class 3	110,066
300	Landstar System, Inc.(a)	19,890
600	Layne Christensen Co.†(a)	3,006
457	Lennox International, Inc.(a)	51,042
600	Lincoln Electric Holdings, Inc.(a)	39,234
200	Lindsay Corp.(a)	15,250
100	LMI Aerospace, Inc.†(a)	1,221
3,144	Lockheed Martin Corp.	638,106
700	LSI Industries, Inc.(a)	5,705
1,075	Manitowoc Co., Inc. (The)(a)	23,177
702	Manpowergroup, Inc.	60,477
150	Marten Transport, Ltd.	3,480
2,925	Masco Corp.	78,098
1,000	MasTec, Inc.†(a)	19,300
400	Matthews International Corp., Class A	20,604
300	McGrath RentCorp	9,873
1,550	Meritor, Inc.†	19,546
300	MFRI, Inc.†	1,875
528	Middleby Corp.†	54,199
406	Mobile Mini, Inc.	17,312
300	Moog, Inc., Class A†	22,515
350	MSA Safety, Inc.	17,458
508	MSC Industrial Direct Co., Inc., Class A(a)	36,678
600	Mueller Industries, Inc.	21,678
200	NACCO Industries, Inc., Class A	10,598
1,500	Navigant Consulting, Inc.†	19,440
1,000	Navistar International Corp.†(a)	29,500
500	NCI Building Systems, Inc.†	8,640
600	Nordson Corp.	47,004
3,335	Norfolk Southern Corp.(a)	343,238
2,128	Northrop Grumman Corp.	342,523
1,299	NOW, Inc.†(a)	28,110
900	Old Dominion Freight Line, Inc.†	69,570
550	On Assignment, Inc.†	21,103
608	Orbital ATK, Inc.(a)	46,591
500	Orion Energy Systems, Inc.†	1,570
1,000	Oshkosh Corp.(a)	48,790
1,550	Owens Corning(a)	67,270
3,480	PACCAR, Inc.(a)	219,727
1,080	Pall Corp.	108,421
1,507	Parker Hannifin Corp.(a)	179,001
1,825	Pentair PLC(a)	114,774
2,125	Pitney Bowes, Inc.(a)	49,555
2,075	Plug Power, Inc.†(a)	5,374
250	PowerSecure International, Inc.†	3,290
1,464	Precision Castparts Corp.	307,440
475	Primoris Services Corp.	8,165
1,000	Quanex Building Products Corp.	19,740
1,950	Quanta Services, Inc.†(a)	55,634
600	Raven Industries, Inc.(a)	12,276
3,316	Raytheon Co.	362,273
400	Regal-Beloit Corp.	31,968

Shares		Value
Industrials — (continued)
1,500	Republic Airways Holdings, Inc.†	$20,625
2,818	Republic Services, Inc., Class A	114,298
200	Resources Connection, Inc.	3,500
325	Rexnord Corp.†	8,674
350	Roadrunner Transportation Systems, Inc.†	8,845
1,300	Robert Half International, Inc.	78,676
1,384	Rockwell Automation, Inc.(a)	160,530
1,125	Rockwell Collins, Inc.(a)	108,619
1,575	Rollins, Inc.(a)	38,950
1,022	Roper Industries, Inc.	175,784
1,000	RPX Corp. †	14,390
1,850	RR Donnelley & Sons Co.(a)	35,502
375	Rush Enterprises, Inc., Class A†	10,260
534	Ryder System, Inc.	50,671
225	Saia, Inc.†(a)	9,968
300	SIFCO Industries, Inc.(a)	6,537
400	Simpson Manufacturing Co., Inc.	14,948
500	Snap-on, Inc.	73,530
300	SolarCity Corp.†(a)	15,384
6,174	Southwest Airlines Co.	273,508
1,475	Spirit AeroSystems Holdings, Inc., Class A†	77,010
312	SPX Corp.	26,489
50	Standex International Corp.	4,107
916	Stericycle, Inc.†	128,634
300	Sun Hydraulics Corp.(a)	12,408
1,000	Swift Transportation Co., Class A†(a)	26,020
500	TAL International Group, Inc.(a)	20,365
650	Taser International, Inc.†(a)	15,672
500	Team, Inc.†	19,490
500	Tecumseh Products Co.†(a)	1,415
333	Teledyne Technologies, Inc.†(a)	35,541
1,300	Terex Corp.(a)	34,567
743	Tetra Tech, Inc.	17,847
700	Textainer Group Holdings, Ltd.(a)	20,993
2,675	Textron, Inc.	118,583
1,100	Timken Co.	46,354
312	Titan International, Inc.(a)	2,920
600	Toro Co. (The)	42,072
500	Towers Watson & Co., Class A	66,092
500	TransDigm Group, Inc.(a)	109,360
100	TRC Cos., Inc.†	832
600	Trex Co., Inc.†(a)	32,718
1,000	Trinity Industries, Inc.	35,510
556	Triumph Group, Inc.(a)	33,204
800	TrueBlue, Inc.†	19,480
500	Tutor Perini Corp.†(a)	11,675
400	Twin Disc, Inc.(a)	7,068
200	Ultralife Corp.†	798
200	UniFirst Corp.	23,538
9,061	Union Pacific Corp.	981,397
3,330	United Continental Holdings, Inc.†	223,943
7,567	United Parcel Service, Inc., Class B	733,545
1,077	United Rentals, Inc.†(a)	98,179
9,787	United Technologies Corp.(a)	1,147,036
300	Universal Forest Products, Inc.	16,644
500	US Ecology, Inc.(a)	24,985
1,075	USG Corp.†(a)	28,703
900	UTi Worldwide, Inc.†(a)	11,070
259	Valmont Industries, Inc.(a)	31,826
122	Vectrus, Inc.†	3,110
1,400	Verisk Analytics, Inc., Class A†	99,960
97	Veritiv Corp.†	4,281
400	Viad Corp.	11,128
300	Vicor Corp.†(a)	4,560
750	Volt Information Sciences, Inc.†	8,820

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
50	Wabash National Corp.†	$705
691	WABCO Holdings, Inc.†	84,910
859	Wabtec Corp.	81,614
1,462	Waste Connections, Inc.	70,381
4,350	Waste Management, Inc.	235,900
328	Watsco, Inc.	41,230
250	Werner Enterprises, Inc.	7,853
300	WESCO International, Inc.†(a)	20,967
425	West Corp.	14,335
800	Woodward, Inc.	40,808
685	WW Grainger, Inc.(a)	161,530
655	XPO Logistics, Inc.†(a)	29,783
1,600	Xylem, Inc.	56,032
		25,140,178
Information Technology — 18.7%
1,185	ACI Worldwide, Inc.†	25,667
4,988	Activision Blizzard, Inc.	113,352
100	Actua Corporation†	1,549
800	Acxiom Corp.†	14,792
600	ADDvantage Technologies Group, Inc.†(a)	1,416
5,162	Adobe Systems, Inc.†	381,678
700	Advanced Energy Industries, Inc.†	17,962
6,750	Advanced Micro Devices, Inc.†(a)	18,090
400	Advent Software, Inc.	17,644
500	Aehr Test Systems†	1,170
500	Agilysys, Inc.†(a)	4,920
1,759	Akamai Technologies, Inc.†	124,968
608	Alliance Data Systems Corp.†	180,120
3,200	Altera Corp.	137,312
1,050	Amkor Technology, Inc.†	9,277
2,550	Amphenol Corp., Class A	150,271
32	Amtech Systems, Inc.†	358
3,050	Analog Devices, Inc.	192,150
278	Anixter International, Inc.†	21,164
922	ANSYS, Inc.†	81,311
1,016	AOL, Inc.†	40,244
62,137	Apple, Inc.	7,731,707
11,608	Applied Materials, Inc.	261,876
1,500	Applied Micro Circuits Corp.†(a)	7,650
1,529	ARRIS Group, Inc.†(a)	44,180
800	Arrow Electronics, Inc.†	48,920
1,500	Aruba Networks, Inc.†	36,735
1,000	Aspen Technology, Inc.†	38,490
100	Astea International, Inc.†	124
5,250	Atmel Corp.(a)	43,207
2,350	Autodesk, Inc.†	137,804
5,114	Automatic Data Processing, Inc.	437,963
1,778	Aviat Networks, Inc.†(a)	2,116
1,575	Avnet, Inc.	70,088
1,000	AVX Corp.	14,270
289	Axcelis Technologies, Inc.†	688
200	Badger Meter, Inc.	11,988
300	Bel Fuse, Inc., Class B	5,709
400	Belden, Inc.	37,424
1,150	Benchmark Electronics, Inc.†	27,635
298	Black Box Corp.	6,237
300	Blackbaud, Inc.	14,214
250	Blucora, Inc.†(a)	3,415
1,000	Booz Allen Hamilton Holding Corp., Class A	28,940
375	Bottomline Technologies, Inc.†	10,264
5,665	Broadcom Corp., Class A	245,266
1,175	Broadridge Financial Solutions, Inc.	64,637
3,075	Brocade Communications Systems, Inc.	36,485

Shares		Value
Information Technology — (continued)
106	Brooks Automation, Inc.	$1,233
3,622	CA, Inc.(a)	118,113
100	Cabot Microelectronics Corp.†	4,997
199	CACI International, Inc., Class A†	17,894
3,177	Cadence Design Systems, Inc.†(a)	58,584
400	CalAmp Corp.†(a)	6,476
175	Calix, Inc.†	1,468
200	Callidus Software, Inc.†	2,536
475	Cardtronics, Inc.†(a)	17,860
200	Cascade Microtech, Inc.†	2,716
500	Cavium, Inc.†(a)	35,410
300	CDW Corp.	11,172
900	CIBER, Inc.†	3,708
997	Ciena Corp.†	19,252
400	Cirrus Logic, Inc.†(a)	13,304
54,848	Cisco Systems, Inc.	1,509,691
1,575	Citrix Systems, Inc.†	100,595
1,000	Cognex Corp.†	49,590
6,548	Cognizant Technology Solutions Corp., Class A†	408,530
100	Coherent, Inc.†	6,496
1,150	CommScope Holding Co., Inc.†	32,821
375	CommVault Systems, Inc.†(a)	16,388
1,255	Computer Sciences Corp.(a)	81,926
400	comScore, Inc.†	20,480
100	Comtech Telecommunications Corp.(a)	2,895
300	Comverse, Inc.†	5,910
400	Constant Contact, Inc.†	15,284
1,300	Convergys Corp.	29,731
1,152	CoreLogic, Inc.†	40,631
500	Cornerstone OnDemand, Inc.†	14,445
13,744	Corning, Inc.	311,714
325	CoStar Group, Inc.†(a)	64,295
284	Covisint Corp.†(a)	577
425	Cray, Inc.†	11,934
1,200	Cree, Inc.†(a)	42,588
200	Crexendo, Inc.†(a)	450
378	CSG Systems International, Inc.(a)	11,487
100	CTS Corp.(a)	1,799
1,625	Cypress Semiconductor Corp.	22,929
800	Daktronics, Inc.(a)	8,648
600	Datalink Corp.†	7,224
300	Demandware, Inc.†(a)	18,270
388	Dice Holdings, Inc.†(a)	3,461
650	Diebold, Inc.	23,049
51	Digital Ally, Inc.†	650
300	Diodes, Inc.†	8,568
600	Dolby Laboratories, Inc., Class A	22,896
400	DST Systems, Inc.	44,284
1,421	EarthLink Holdings Corp.	6,309
12,875	eBay, Inc.†	742,630
331	Ebix, Inc.(a)	10,056
150	Echelon Corp.†(a)	143
700	EchoStar Corp., Class A†	36,204
100	Electro Scientific Industries, Inc.	618
2,975	Electronic Arts, Inc.†	174,975
729	Electronics For Imaging, Inc.†(a)	30,436
350	Ellie Mae, Inc.†(a)	19,359
21,879	EMC Corp.	559,227
125	Emcore Corp.†	680
1,000	Emulex Corp.†	7,970
300	EnerNOC, Inc.†(a)	3,420
1,836	Entegris, Inc.†	25,135
300	EPAM Systems, Inc.†	18,387
1,500	Epiq Systems, Inc.	26,895

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
516	Equinix, Inc.(a) (c)	$120,151
450	Euronet Worldwide, Inc.†	26,437
500	Exar Corp.†	5,025
200	Extreme Networks, Inc.†(a)	632
768	F5 Networks, Inc.†(a)	88,274
23,394	Facebook, Inc., Class A†	1,923,338
350	FactSet Research Systems, Inc.	55,720
246	Fair Isaac Corp.	21,825
1,250	Fairchild Semiconductor International, Inc., Class A†	22,725
900	FalconStor Software, Inc.†	1,395
200	FARO Technologies, Inc.†(a)	12,426
406	FEI Co.(a)	30,994
2,735	Fidelity National Information Services, Inc.	186,144
600	FireEye, Inc.†(a)	23,550
700	First Solar, Inc.†	41,853
2,546	Fiserv, Inc.†	202,152
450	FleetCor Technologies, Inc.†	67,914
1,500	FLIR Systems, Inc.	46,920
350	FormFactor, Inc.†	3,105
255	Forrester Research, Inc.	9,379
1,675	Fortinet, Inc.†	58,541
850	Freescale Semiconductor, Ltd.†	34,646
800	Gartner, Inc.†	67,080
2,100	Genpact, Ltd.†	48,825
102	GigOptix, Inc.†(a)	123
1,850	Global Cash Access Holdings, Inc.†	14,097
725	Global Payments, Inc.	66,468
400	Glu Mobile, Inc.†(a)	2,004
5,912	Google, Inc., Class C†	3,239,776
200	Guidance Software, Inc.†	1,082
300	Guidewire Software, Inc.†	15,783
800	Harmonic, Inc.†	5,928
1,225	Harris Corp.	96,481
300	Heartland Payment Systems, Inc.(a)	14,055
20,052	Hewlett-Packard Co.	624,820
1,100	Hutchinson Technology, Inc.†	2,937
600	IAC/InterActiveCorp.	40,482
100	ID Systems, Inc.†(a)	637
625	iGATE Corp.†	26,662
1,000	II-VI, Inc.†(a)	18,460
600	Infinera Corp.†(a)	11,802
1,075	Informatica Corp.†	47,144
1,600	Ingram Micro, Inc., Class A†(a)	40,192
500	Insight Enterprises, Inc.†	14,260
1,560	Integrated Device Technology, Inc.†(a)	31,231
400	Integrated Silicon Solution, Inc.	7,156
51,393	Intel Corp.	1,607,059
350	Interactive Intelligence Group, Inc.†(a)	14,413
371	Internap Network Services Corp.†	3,795
9,736	International Business Machines Corp.	1,562,628
600	Interphase Corp.†(a)	900
850	Intersil Corp., Class A(a)	12,172
2,917	Intuit, Inc.	282,832
381	IPG Photonics Corp.†(a)	35,319
500	Itron, Inc.†	18,255
1,200	Ixia†(a)	14,556
800	IXYS Corp.(a)	9,856
2,400	Jabil Circuit, Inc.	56,112
600	Jack Henry & Associates, Inc.	41,934
3,203	JDS Uniphase Corp.†(a)	42,023
600	Journal Communications, Inc., Class A†	8,892
4,540	Juniper Networks, Inc.	102,513
233	Kemet Corp.†(a)	965

Shares		Value
Information Technology — (continued)
600	Key Tronic Corp.†	$6,456
2,023	Keysight Technologies, Inc.†	75,154
525	Kimball Electronics, Inc.†(a)	7,423
1,100	KLA-Tencor Corp.	64,119
983	Knowles Corp.†(a)	18,942
400	Kulicke & Soffa Industries, Inc.†	6,252
1,487	Lam Research Corp.	104,439
200	Lattice Semiconductor Corp.†	1,268
981	Leidos Holdings, Inc.	41,163
550	Lexmark International, Inc., Class A	23,287
2,100	Limelight Networks, Inc.†(a)	7,623
2,150	Linear Technology Corp.	100,620
1,080	LinkedIn Corp., Class A†	269,849
218	Littelfuse, Inc.	21,667
300	LogMeIn, Inc.†(a)	16,797
200	LoJack Corp.†(a)	572
100	LRAD Corp.†(a)	235
650	Manhattan Associates, Inc.†	32,897
300	ManTech International Corp., Class A	10,182
200	Marchex, Inc., Class B	816
4,125	Marvell Technology Group, Ltd.	60,638
11,194	MasterCard, Inc., Class A	967,050
400	Mattson Technology, Inc.†	1,576
2,575	Maxim Integrated Products, Inc.	89,636
725	MAXIMUS, Inc.	48,401
1,200	Mentor Graphics Corp.	28,836
100	Mercury Systems, Inc.†	1,555
400	Methode Electronics, Inc.	18,816
600	Micrel, Inc.	9,048
2,037	Microchip Technology, Inc.(a)	99,609
11,552	Micron Technology, Inc.†(a)	313,406
650	Microsemi Corp.†	23,010
92,912	Microsoft Corp.	3,777,337
600	MKS Instruments, Inc.	20,286
662	MoneyGram International, Inc.†	5,720
500	Monolithic Power Systems, Inc.	26,325
350	Monotype Imaging Holdings, Inc.	11,424
1,550	Monster Worldwide, Inc.†(a)	9,827
100	MoSys, Inc.†	210
2,435	Motorola Solutions, Inc.	162,341
328	Multi-Fineline Electronix, Inc.†(a)	5,993
200	Nanometrics, Inc.†(a)	3,364
900	NAPCO Security Technologies, Inc.†	5,211
1,312	National Instruments Corp.	42,036
1,925	NCR Corp.†	56,807
3,300	NetApp, Inc.	117,018
350	NETGEAR, Inc.†	11,508
400	NetScout Systems, Inc.†(a)	17,540
600	NetSuite, Inc.†(a)	55,656
750	NeuStar, Inc., Class A†(a)	18,465
200	Newport Corp.†	3,812
1,000	NIC, Inc.	17,670
50	Novatel Wireless, Inc.†	241
2,725	Nuance Communications, Inc.†(a)	39,104
100	NVE Corp.	6,892
4,525	NVIDIA Corp.	94,686
21	Oclaro, Inc.†(a)	42
600	OmniVision Technologies, Inc.†	15,822
4,630	ON Semiconductor Corp.†	56,069
37,530	Oracle Corp.	1,619,420
200	OSI Systems, Inc.†	14,852
100	Palo Alto Networks, Inc.†(a)	14,608
425	Pandora Media, Inc.†(a)	6,889
100	PAR Technology Corp.†	419
600	Park Electrochemical Corp.	12,936

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
3,525	Paychex, Inc.	$174,893
400	PCM, Inc.†	3,736
600	Pegasystems, Inc.	13,050
100	Pericom Semiconductor Corp.(a)	1,547
8	PFSweb, Inc.†	88
33	Pixelworks, Inc.†	166
100	Planar Systems, Inc.†	629
300	Plexus Corp.†	12,231
300	Power Integrations, Inc.(a)	15,624
220	PRGX Global, Inc.†	885
500	Progress Software Corp.†	13,585
300	PROS Holdings, Inc.†(a)	7,413
1,240	PTC, Inc.†	44,851
40	QAD, Inc., Class B	800
1,000	Qlik Technologies, Inc.†	31,130
1,650	QLogic Corp.†	24,321
17,355	QUALCOMM, Inc.	1,203,396
300	Qualys, Inc.†(a)	13,944
1,275	Rackspace Hosting, Inc.†(a)	65,777
1,000	Rambus, Inc.†(a)	12,575
1,000	RealD, Inc.†(a)	12,790
681	RealNetworks, Inc.†	4,583
625	RealPage, Inc.†	12,588
1,840	Red Hat, Inc.†	139,380
600	RELM Wireless Corp.†	3,660
200	Rightside Group, Ltd.†(a)	2,030
1,427	Riverbed Technology, Inc.†	29,839
300	Rogers Corp.†	24,663
300	Rosetta Stone, Inc.†	2,283
1,020	Rovi Corp.†	18,574
340	Rudolph Technologies, Inc.†	3,747
5,600	Salesforce.com, Inc.†	374,136
2,372	SanDisk Corp.(a)	150,907
633	Sanmina Corp.†	15,312
300	ScanSource, Inc.†	12,195
560	Science Applications International Corp.	28,756
600	Semtech Corp.†(a)	15,987
300	ServiceNow, Inc.†	23,634
300	ShoreTel, Inc.†	2,046
122	Shutterstock, Inc.†(a)	8,378
500	Silicon Laboratories, Inc.†	25,385
1,907	Skyworks Solutions, Inc.(a)	187,439
800	SolarWinds, Inc.†	40,992
800	Solera Holdings, Inc.	41,328
193	Splunk, Inc.†(a)	11,426
100	SS&C Technologies Holdings, Inc.	6,230
2,475	SunEdison, Inc.†(a)	59,400
1,300	SunPower Corp., Class A†(a)	40,703
375	Super Micro Computer, Inc.†	12,454
102	SYKES Enterprises, Inc.†	2,535
7,383	Symantec Corp.	172,504
333	Synaptics, Inc.†(a)	27,074
325	Synchronoss Technologies, Inc.†(a)	15,424
300	SYNNEX Corp.(a)	23,175
1,717	Synopsys, Inc.†	79,531
600	Syntel, Inc.†(a)	31,038
1,025	Take-Two Interactive Software, Inc.†(a)	26,091
800	TechTarget, Inc.†	9,224
1,800	Teradata Corp.†(a)	79,452
2,425	Teradyne, Inc.	45,711
100	Tessco Technologies, Inc.(a)	2,466
400	Tessera Technologies, Inc.	16,112
8,310	Texas Instruments, Inc.	475,207
800	TiVo, Inc.†	8,488
1,637	Total System Services, Inc.	62,452

Shares		Value
Information Technology — (continued)
100	Travelzoo, Inc.†(a)	$964
1,959	Trimble Navigation, Ltd.†(a)	49,367
1,200	TTM Technologies, Inc.†(a)	10,812
1,100	Twitter, Inc.†	55,088
292	Tyler Technologies, Inc.†	35,195
265	Ultimate Software Group, Inc.†(a)	45,038
427	Unisys Corp.†	9,911
114	United Online, Inc.†	1,816
700	Universal Display Corp.†	32,725
66	UTStarcom Holdings Corp.†	175
825	Vantiv, Inc., Class A†	31,102
450	VASCO Data Security International, Inc.†(a)	9,693
400	Veeco Instruments, Inc.†(a)	12,220
1,665	VeriFone Systems, Inc.†(a)	58,092
375	Verint Systems, Inc.†	23,224
916	VeriSign, Inc.†(a)	61,345
350	ViaSat, Inc.†(a)	20,864
55	Viasystems Group, Inc.†(a)	962
475	VirnetX Holding Corp.†(a)	2,893
400	Virtusa Corp.†	16,552
19,604	Visa, Inc., Class A	1,282,298
1,806	Vishay Intertechnology, Inc.(a)	24,959
129	Vishay Precision Group, Inc.†	2,055
845	VMware, Inc., Class A†	69,298
500	Web.com Group, Inc.†(a)	9,475
458	WebMD Health Corp., Class A†	20,076
2,326	Western Digital Corp.	211,689
3,679	Western Union Co. (The)(a)	76,560
459	WEX, Inc.†(a)	49,278
195	Workday, Inc., Class A†(a)	16,460
11,395	Xerox Corp.	146,426
2,750	Xilinx, Inc.	116,325
800	XO Group, Inc.†	14,136
9,325	Yahoo!, Inc.†	414,356
241	Yelp, Inc., Class A†(a)	11,411
525	Zebra Technologies Corp., Class A†	47,625
524	Zillow Group, Inc., Class A†(a)	52,557
8,150	Zynga, Inc., Class A†(a)	23,227
		42,871,796
Materials — 3.3%
381	A Schulman, Inc.	18,364
2,135	Air Products & Chemicals, Inc.(a)	322,983
535	Airgas, Inc.	56,769
1,875	AK Steel Holding Corp.†(a)	8,381
1,032	Albemarle Corp.	54,531
12,423	Alcoa, Inc.	160,505
1,350	Allegheny Technologies, Inc.	40,514
500	AM Castle & Co.†	1,825
400	American Vanguard Corp.(a)	4,248
550	AptarGroup, Inc.	34,936
714	Ashland, Inc.	90,899
700	Avery Dennison Corp.	37,037
675	Axalta Coating Systems, Ltd.†	18,643
575	Axiall Corp.(a)	26,990
348	Balchem Corp.(a)	19,272
1,200	Ball Corp.(a)	84,768
1,150	Bemis Co., Inc.	53,256
700	Cabot Corp.	31,500
500	Calgon Carbon Corp.(a)	10,535
500	Carpenter Technology Corp.(a)	19,440
1,400	Celanese Corp., Class A	78,204
600	Century Aluminum Co.†(a)	8,280
519	CF Industries Holdings, Inc.	147,230
850	Chemtura Corp.†(a)	23,196

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
300	Clearwater Paper Corp.†	$19,590
1,400	Cliffs Natural Resources, Inc.	6,734
37	Codexis, Inc.†	169
1,110	Coeur Mining, Inc.†(a)	5,228
1,300	Commercial Metals Co.	21,047
400	Compass Minerals International, Inc.	37,284
1,800	Core Molding Technologies, Inc.†	30,870
1,500	Crown Holdings, Inc.†	81,030
716	Cytec Industries, Inc.	38,693
100	Deltic Timber Corp.(a)	6,625
11,861	Dow Chemical Co. (The)	569,091
534	Eagle Materials, Inc.	44,621
1,415	Eastman Chemical Co.	98,003
2,862	Ecolab, Inc.	327,356
9,696	EI du Pont de Nemours & Co.	692,973
1,000	Ferro Corp.†	12,550
550	Flotek Industries, Inc.†(a)	8,107
875	FMC Corp.(a)	50,094
11,144	Freeport-McMoRan Copper & Gold, Inc.(a)	211,179
1,000	Friedman Industries, Inc.(a)	6,200
500	Globe Specialty Metals, Inc.	9,460
300	Greif, Inc., Class A(a)	11,781
450	HB Fuller Co.	19,292
750	Headwaters, Inc.†	13,755
300	Horsehead Holding Corp.†(a)	3,798
1,575	Huntsman Corp.	34,918
300	Innophos Holdings, Inc.	16,908
300	Innospec, Inc.	13,917
910	International Flavors & Fragrances, Inc.	106,834
4,517	International Paper Co.	250,649
400	Intrepid Potash, Inc.†	4,620
138	Kaiser Aluminum Corp.(a)	10,611
950	KapStone Paper and Packaging Corp.(a)	31,198
300	Koppers Holdings, Inc.(a)	5,904
1,275	Louisiana-Pacific Corp.†(a)	21,050
300	LSB Industries, Inc.†(a)	12,399
645	Martin Marietta Materials, Inc.	90,171
300	Materion Corp.	11,529
1,276	MeadWestvaco Corp.	63,634
350	Minerals Technologies, Inc.	25,585
4,800	Monsanto Co.	540,192
3,275	Mosaic Co. (The)	150,847
200	Myers Industries, Inc.(a)	3,506
300	Neenah Paper, Inc.(a)	18,762
100	NewMarket Corp.(a)	47,780
5,100	Newmont Mining Corp.	110,721
100	NL Industries, Inc.	775
1,000	Noranda Aluminum Holding Corp.(a)	2,970
2,695	Nucor Corp.(a)	128,093
770	Olin Corp.(a)	24,671
300	OM Group, Inc.(a)	9,009
1,875	Owens-Illinois, Inc.†	43,725
975	Packaging Corp. of America	76,235
1,000	PH Glatfelter Co.	27,530
1,158	PolyOne Corp.(a)	43,251
1,421	PPG Industries, Inc.	320,492
2,861	Praxair, Inc.	345,437
300	Quaker Chemical Corp.	25,692
500	Rayonier Advanced Materials, Inc.(a)	7,450
1,000	Reliance Steel & Aluminum Co.	61,080
1,064	Rock-Tenn Co., Class A	68,628
600	Royal Gold, Inc.(a)	37,866
1,100	RPM International, Inc.	52,789
300	RTI International Metals, Inc.†(a)	10,773
300	Schweitzer-Mauduit International, Inc.	13,836
400	Scotts Miracle-Gro Co. (The), Class A	26,868

Shares		Value
Materials — (continued)
1,975	Sealed Air Corp.	$89,981
100	Senomyx, Inc.†(a)	441
500	Sensient Technologies Corp.	34,440
872	Sherwin-Williams Co. (The)	248,084
1,100	Sigma-Aldrich Corp.	152,075
375	Silgan Holdings, Inc.	21,799
1,075	Sonoco Products Co.	48,870
1,322	Southern Copper Corp.(a)	38,576
2,800	Steel Dynamics, Inc.	56,280
300	Stepan Co.	12,498
1,600	Stillwater Mining Co.†(a)	20,672
564	SunCoke Energy, Inc.	8,426
400	TimkenSteel Corp.	10,588
671	Tredegar Corp.(a)	13,494
500	UFP Technologies, Inc.†	11,390
50	United States Lime & Minerals, Inc.(a)	3,225
1,050	United States Steel Corp.(a)	25,620
600	Valspar Corp.	50,418
1,244	Vulcan Materials Co.	104,869
1,300	Wausau Paper Corp.(a)	12,389
502	Westlake Chemical Corp.(a)	36,114
1,000	Worthington Industries, Inc.(a)	26,610
587	WR Grace & Co.†(a)	58,037
50	Zep, Inc.	851
		7,662,488
Telecommunication Services — 2.1%
1,000	8x8, Inc.†	8,400
600	Alaska Communications Systems Group, Inc.†(a)	1,008
55,124	AT&T, Inc.(a)	1,799,799
5,010	CenturyLink, Inc.	173,096
500	Cogent Communications Holdings, Inc.	17,665
1	Consolidated Communications Holdings, Inc.	20
8,586	Frontier Communications Corp.	60,531
600	General Communication, Inc., Class A†	9,456
16	IDT Corp., Class B	284
500	Inteliquent, Inc.	7,870
2,511	Level 3 Communications, Inc.†	135,192
1,411	SBA Communications Corp., Class A†	165,228
400	Spok Holdings, Inc.(a)	7,668
5,422	Sprint Corp.†(a)	25,700
8	Straight Path Communications, Inc.†	159
1,050	Telephone & Data Systems, Inc.	26,145
7,900	T-Mobile US, Inc.†	250,351
300	United States Cellular Corp.†(a)	10,716
44,113	Verizon Communications, Inc.	2,145,215
4,391	Windstream Holdings, Inc.(a)	32,494
		4,876,997
Utilities — 3.1%
6,335	AES Corp. (The)	81,405
1,119	AGL Resources, Inc.	55,558
425	ALLETE, Inc.	22,423
1,100	Alliant Energy Corp.	69,300
2,500	Ameren Corp.	105,500
5,205	American Electric Power Co., Inc.	292,781
400	American States Water Co.(a)	15,956
1,900	American Water Works Co., Inc.	102,999
1,351	Aqua America, Inc.	35,599
1,100	Atmos Energy Corp.	60,830
1,000	Avista Corp.	34,180
600	Black Hills Corp.(a)	30,264
525	California Water Service Group	12,868
4,000	Calpine Corp.†	91,480
3,600	CenterPoint Energy, Inc.(a)	73,476
300	Chesapeake Utilities Corp.	15,183

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Utilities — (continued)
700	Cleco Corp.	$38,164
2,850	CMS Energy Corp.	99,493
3,150	Consolidated Edison, Inc.(a)	192,150
6,290	Dominion Resources, Inc.(a)	445,772
1,675	DTE Energy Co.	135,156
7,635	Duke Energy Corp.(a)	586,215
11	Dynegy, Inc., Class A†	346
3,450	Edison International	215,522
400	El Paso Electric Co.	15,456
475	Empire District Electric Co.	11,790
1,650	Entergy Corp.	127,859
3,167	Eversource Energy(a)	159,997
8,341	Exelon Corp.(a)	280,341
3,680	FirstEnergy Corp.(a)	129,021
16	Genie Energy, Ltd., Class B	127
905	Great Plains Energy, Inc.	24,145
1,100	Hawaiian Electric Industries, Inc.(a)	35,332
500	IDACORP, Inc.	31,435
700	Integrys Energy Group, Inc.	50,414
1,800	ITC Holdings Corp.(a)	67,374
650	Laclede Group, Inc.	33,293
1,125	MDU Resources Group, Inc.	24,008
450	MGE Energy, Inc.(a)	19,944
950	National Fuel Gas Co.(a)	57,314
800	New Jersey Resources Corp.(a)	24,848
4,707	NextEra Energy, Inc.(a)	489,763
3,315	NiSource, Inc.	146,390
300	Northwest Natural Gas Co.(a)	14,385
400	NorthWestern Corp.	21,516
2,977	NRG Energy, Inc.(a)	74,990
300	NRG Yield, Inc., Class A(a)	15,219
1,800	OGE Energy Corp.	56,898
587	ONE Gas, Inc.	25,376
1,000	Ormat Technologies, Inc.(a)	38,020
350	Otter Tail Corp.(a)	11,260
1,850	Pepco Holdings, Inc.	49,635
4,600	PG&E Corp.	244,122
1,000	Piedmont Natural Gas Co., Inc.(a)	36,910
1,000	Pinnacle West Capital Corp.	63,750
700	PNM Resources, Inc.	20,440
1,100	Portland General Electric Co.(a)	40,799
7,525	PPL Corp.(a)	253,291
5,325	Public Service Enterprise Group, Inc.	223,224
1,300	Questar Corp.(a)	31,018
1,379	SCANA Corp.(a)	75,831
2,640	Sempra Energy	287,813
325	South Jersey Industries, Inc.	17,641
9,700	Southern Co. (The)(a)	429,516
475	Southwest Gas Corp.	27,631
1,700	TECO Energy, Inc.(a)	32,980
1,950	UGI Corp.	63,550
550	UIL Holdings Corp.(a)	28,281
433	Vectren Corp.	19,113
1,175	Westar Energy, Inc., Class A(a)	45,543
650	WGL Holdings, Inc.	36,660
2,200	Wisconsin Energy Corp.	108,900
5,150	Xcel Energy, Inc.	179,272
		7,115,055
Total Common Stock
(Cost $96,337,437)		226,756,810

SHORT-TERM INVESTMENTS — 15.4%
1,742,036	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%(d)	1,742,036

Shares		Value
SHORT-TERM INVESTMENTS — (continued)
33,494,360	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(d) (e)	$33,494,360

Total Short-Term Investments
(Cost $35,236,396)		35,236,396

Number of Rights
RIGHTS* — 0.0%
United States — 0.0%
116	Furiex Pharmaceuticals†(b)	1,133
1,500	Leap Wireless†(b)	3,780
2,075	Safeway CVR - PDC†(a)	101
2,075	Safeway CVR - Casa Ley†(a)	2,106
80	Transcept Pharmaceuticals Inc†(b)	—
Total Rights (Cost $–)		7,120

Number of Warrants
WARRANTS — 0.0%
55	Biotime, Expires 10/01/18†	110
183	Dynegy, Inc., Expires 10/04/17†	772
79	Eagle Bulk Shipping, Inc. †*	73
1	Magnum Hunter, Expires 04/20/16†	—
Total Warrants (Cost $5,185)		955
Total Investments — 114.5%

(Cost $131,579,018)‡		262,001,281
Other Assets & Liabilities, Net — (14.5)%		(33,129,433)
NET ASSETS — 100.0%		$228,871,848

†	Non-income producing security.
*	Expiration date may be unavailable.
(a)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $32,737,602.
(b)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2015 was $4,913 and represents 0.0% of Net Assets.
(c)	Real Estate Investment Trust.
(d)	Rate shown is the 7-day effective yield as of March 31, 2015.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $33,494,360.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $200,555.

‡	At March 31, 2015, the tax basis cost of the Fund's investments was $131,579,018, and the unrealized appreciation and depreciation were $133,177,461 and $(2,755,198), respectively.

BDC — Business Development Company
CVR — Contingent Value Rights LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

Amounts designated as “—” are either $0, or have been rounded to $0.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2015
Schedule of Investments	(Unaudited)

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at market value
Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$226,756,810	$—	$—	$226,756,810
Short-Term Investments	35,236,396	—	—	35,236,396
Rights	—	—	7,120	7,120
Warrants	955	—	—	955
Total Investments in Securities	$261,994,161	$—	$7,120	$262,001,281

‡	A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 96.2%
Australia — 4.0%
41,821	Alumina, Ltd.	$50,893
4,138	Amcor, Ltd.	44,090
42,890	APA Group	295,001
801	ASX, Ltd.	25,200
23,157	Aurizon Holdings, Ltd.	85,234
29,242	Australia & New Zealand Banking Group, Ltd.	813,517
13,058	Bank of Queensland, Ltd.	136,832
3,297	Boral, Ltd.	15,982
418	Caltex Australia, Ltd.	11,093
3,663	Cochlear, Ltd.	251,819
6,373	Commonwealth Bank of Australia	452,041
26,512	Computershare, Ltd.	256,261
27,055	CSL, Ltd.	1,892,831
104,484	GPT Group(a)	362,910
9,116	Iluka Resources, Ltd.	58,761
8,874	Lend Lease Group	112,084
2,527	Macquarie Group, Ltd.	146,885
11,640	Newcrest Mining, Ltd.†	117,395
973	Ramsay Health Care, Ltd.	49,677
14,786	Sonic Healthcare, Ltd.	229,714
22,246	Stockland(a)	76,005
36,544	Sydney Airport	143,807
9,699	Tabcorp Holdings, Ltd.	34,946
49,466	Tatts Group, Ltd.	149,653
80,859	Transurban Group	585,490
21,216	Westfield Corp.(a)	153,755
19,353	Westpac Banking Corp.	578,481
		7,130,357
Austria — 0.5%
29,972	OMV AG	822,174

Belgium — 1.0%
3,962	Ageas	142,285
2,095	Anheuser-Busch InBev NV	255,935
728	Colruyt SA	31,685
4,497	Delhaize Group SA	404,009
1,981	KBC Groep NV	122,430
1,510	Telenet Group Holding NV†	83,088
10,462	UCB SA	755,783
		1,795,215
Bermuda — 1.5%
48,300	Lazard, Ltd., Class A	2,540,097
6,123	Seadrill, Ltd.	57,333
150,000	Sihuan Pharmaceutical Holdings Group, Ltd.(e)	85,326
		2,682,756
Brazil — 0.6%
58,116	Banco Bradesco SA ADR(b)	539,316
700	Banco Santander Brasil SA	3,071
1,300	Cia de Saneamento Basico do Estado de Sao Paulo	7,157
5,700	Cia Energetica de Sao Paulo, Class Preference	42,506
1,900	Cielo SA	27,200
43,400	Embraer SA	333,841
2,200	JBS SA	9,781
18,700	Kroton Educacional SA	60,526
22,900	Petroleo Brasileiro SA	68,882

Shares		Value
Brazil — (continued)
500	Porto Seguro SA	$5,565
3,100	Transmissora Alianca de Energia Eletrica SA	20,582
		1,118,427
Canada — 6.8%
600	Agrium, Inc.	62,532
2,300	Alimentation Couche Tard, Inc., Class B	91,652
500	Barrick Gold Corp.	5,467
7,900	CAE, Inc.	92,189
2,400	Canadian Imperial Bank of Commerce	173,991
16,900	Canadian National Railway Co.*	1,131,782
32,255	Canadian National Railway Co.	2,156,892
3,600	Canadian Oil Sands, Ltd.	27,997
13,395	Canadian Pacific Railway, Ltd.(b)	2,447,267
600	Canadian Pacific Railway, Ltd.*	109,857
800	Cenovus Energy, Inc.	13,485
5,100	CGI Group, Inc., Class A†	216,314
1,400	CI Financial Corp.	39,141
4,100	Constellation Software, Inc.	1,417,091
6,200	Dollarama, Inc.	346,579
300	Enbridge, Inc.	14,461
100	Fairfax Financial Holdings, Ltd.	56,058
2,200	First Capital Realty, Inc.	34,271
1,600	Franco-Nevada Corp.	77,540
1,700	Husky Energy, Inc.	34,697
700	Industrial Alliance Insurance & Financial Services, Inc.	23,417
1,100	Intact Financial Corp., Class Common Subscription Receipt	82,872
4,600	Kinross Gold Corp.†	10,206
16,400	Magna International, Inc.	876,747
700	Methanex Corp.	37,477
5,700	Metro, Inc., Class A	154,454
10,200	New Gold, Inc.†	34,227
2,500	Onex Corp.	145,178
300	Paramount Resources, Ltd., Class A†	7,390
16,600	Royal Bank of Canada	999,237
12,000	Suncor Energy, Inc.	350,653
7,100	TransAlta Corp.	65,868
4,500	Valeant Pharmaceuticals International, Inc.†	888,986
1,400	Yamana Gold, Inc.	5,018
		12,230,993
Cayman Islands — 0.2%
1,500	Baidu, Inc. ADR†	312,600

China — 4.5%
694,000	Agricultural Bank of China, Ltd., Class H	343,594
72,000	ANTA Sports Products, Ltd.	131,475
1,916,000	Bank of China, Ltd., Class H	1,107,593
104,000	Beijing Capital International Airport Co., Ltd., Class H	101,560
32,000	China CITIC Bank Corp., Ltd., Class H	24,125
867,000	China Construction Bank Corp., Class H	719,599
75,000	China Everbright Bank Co., Ltd., Class H	41,314
28,500	China Merchants Bank Co., Ltd., Class H	69,587
143,000	China Railway Group, Ltd., Class H	146,259
115,000	Fosun International	222,505
305,000	Industrial & Commercial Bank of China, Ltd., Class H	225,603
10,000	Jiangsu Expressway Co., Ltd., Class H	13,428
4,500	NetEase, Inc. ADR(b)	473,850

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
China — (continued)
26,000	PICC Property & Casualty Co., Ltd., Class H	$51,333
45,000	Ping An Insurance Group Co. of China, Ltd., Class H	539,848
162,200	Tencent Holdings, Ltd.	3,080,165
17,500	WuXi PharmaTech Cayman, Inc. ADR†	678,650
104,000	Zhejiang Expressway Co., Ltd., Class H	137,665
		8,108,153
Denmark — 6.1%
59,198	Chr Hansen Holding A	2,718,010
1,177	DSV A/S	36,580
49,445	Novo Nordisk ADR	2,639,868
5,013	Novo Nordisk A, Class B	267,613
42,578	Novozymes A, Class B	1,943,643
15,096	Pandora A	1,374,417
155,472	TDC A	1,113,951
6,800	Tryg A	799,738
993	Vestas Wind Systems A/S	40,942
		10,934,762
Finland — 0.8%
345	Neste Oil OYJ	9,053
2,440	Sampo, Class A	123,069
12,741	Stora Enso OYJ, Class R	131,003
22,596	UPM-Kymmene OYJ	438,969
15,500	Wartsila OYJ Abp	685,569
		1,387,663
France — 2.9%
55,897	Alcatel-Lucent†	210,142
5,948	AXA SA	149,706
2,352	BNP Paribas	143,109
3,747	Christian Dior SA	705,249
5,763	Cie Generale des Etablissements Michelin, Class B	573,099
37,200	Electricite de France SA	891,988
4,293	Eutelsat Communications SA	142,403
12	Hermes International	4,237
1,062	Lagardere SCA	31,919
6,574	LVMH Moet Hennessy Louis Vuitton SA	1,156,908
27,900	Natixis SA	208,987
645	Renault SA	58,585
9,883	Safran SA	690,538
3,377	Societe Generale	163,048
1,037	Sodexo	101,142
100	Valeo SA	14,915
515	Vinci SA	29,424
		5,275,399
Germany — 4.7%
3,334	Allianz SE	578,835
1,798	Axel Springer SE	106,121
9,220	BASF SE	912,736
8,952	Bayer AG	1,339,356
4,584	Bayerische Motoren Werke AG	570,867
2,369	Brenntag AG	141,534
3,209	Continental AG	755,705
2,878	Daimler AG	276,387
14,197	Deutsche Lufthansa AG	198,795
32,424	Deutsche Telekom AG	593,046
12,209	Fresenius SE & Co. KGaA	727,855
3,905	Hannover Rueck SE	403,520
3,106	Muenchener Rueckversicherungs AG	667,422
2,489	ProSiebenSat.1 Media AG	121,744
6,221	RWE AG	158,386
1,054	SAP AG	76,180

Shares		Value
Germany — (continued)
530	Siemens AG	$57,321
9,664	ThyssenKrupp AG	253,004
1,980	United Internet AG	89,870
8,720	Wincor Nixdorf AG	408,646
		8,437,330
Guernsey — 0.0%
7,424	Friends Life Group, Ltd.	45,450

Hong Kong — 2.7%
43,600	Beijing Enterprises Holdings, Ltd.	342,539
106,000	China Everbright International, Ltd.	177,783
9,000	China Mobile, Ltd.	117,291
298,000	China Unicom Hong Kong, Ltd.	453,643
6,000	CNOOC, Ltd.	8,468
806,000	GOME Electrical Appliances Holding, Ltd.	116,105
182,000	Guangdong Investment, Ltd.	238,669
150,000	Haier Electronics Group Co., Ltd.	392,640
17,100	Hang Seng Bank, Ltd.	309,491
99,000	Hutchison Whampoa, Ltd.	1,372,224
348,000	Lenovo Group, Ltd.	507,109
6,000	Shangri-La Asia, Ltd.	8,240
212,500	Techtronic Industries Co.	716,422
		4,760,624
India — 0.5%
23,500	Infosys, Ltd. ADR	824,380

Indonesia — 0.8%
463,900	Bank Mandiri	442,407
623,300	Bank Rakyat Indonesia	632,223
688,800	Indofood Sukses Makmur	392,246
		1,466,876
Ireland — 2.8%
157,761	Experian PLC	2,611,409
14,015	Perrigo Co. PLC(b)	2,320,183
		4,931,592
Israel — 0.0%
14	Delek Group, Ltd.	3,603

Italy — 1.2%
3,630	Assicurazioni Generali SpA	71,373
901	Atlantia SpA	23,661
5,679	Enel SPA	25,654
1,147	Eni SpA	19,852
6,043	Exor SpA	274,110
14,479	Fiat Chrysler Automobiles NV†	235,052
4,081	Finmeccanica SPA	48,475
205,734	Intesa Sanpaolo SpA	698,259
58,948	Snam SpA	286,141
151,320	Telecom Italia SpA	142,288
240,301	Telecom Italia SpA	281,368
26,586	Terna Rete Elettrica Nazionale SpA	117,070
		2,223,303
Japan — 13.0%
1,600	ABC-Mart, Inc.	93,577
6,000	Aozora Bank, Ltd.	21,267
35,300	Astellas Pharma, Inc.	578,387
9,000	Bank of Kyoto, Ltd.	94,328
7,500	Bridgestone Corp.	300,299
11,800	Brother Industries, Ltd.	187,477
5,900	Calbee, Inc.	256,132

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Japan — (continued)
7,000	Chiba Bank, Ltd. (The)	$51,304
9,600	Chugoku Bank, Ltd.	143,348
13,400	Citizen Holdings Co., Ltd.	102,704
1,000	Dai Nippon Printing Co., Ltd.	9,713
24,300	Dai-ichi Life Insurance Co., Ltd.	352,474
500	Daikin Industries, Ltd.	33,427
3,400	Daito Trust Construction Co., Ltd.	379,664
1,800	Electric Power Development Co., Ltd.	60,637
10,300	FANUC Corp.	2,248,632
4,900	Fuji Heavy Industries, Ltd.	162,662
12,000	GungHo Online Entertainment, Inc.(b)	46,878
6,000	Gunma Bank, Ltd.	40,533
2,730	Hirose Electric Co., Ltd.	351,489
8,000	Hiroshima Bank, Ltd.	43,115
6,000	Hitachi Metals, Ltd.	91,959
78,000	Hitachi, Ltd.	532,729
75,000	Hokuhoku Financial Group, Inc.	167,181
14,400	Honda Motor Co., Ltd.	470,058
5,600	Idemitsu Kosan Co., Ltd.	97,530
44,600	INPEX Corp.	491,438
74,800	ITOCHU Corp.	809,477
4,000	Iyo Bank, Ltd.	47,437
3,000	Japan Airlines Co., Ltd.	93,322
26,000	Japan Tobacco, Inc.	821,986
28,200	JFE Holdings, Inc.	622,462
13,000	JGC Corp.	258,148
3,500	JSR Corp.	60,610
3,000	Kamigumi Co., Ltd.	28,320
32,000	Kansai Paint Co., Ltd.	582,392
12,000	Keikyu Corp.	95,918
11,000	Keisei Electric Railway Co., Ltd.	136,526
200	Keyence Corp.	109,139
8,000	Kikkoman Corp.	253,674
77,000	Kobe Steel, Ltd.	142,020
3,600	Koito Manufacturing Co., Ltd.	108,248
3,900	Kurita Water Industries, Ltd.	94,221
2,400	Lawson, Inc.	166,368
1,600	M3, Inc.	33,944
2,200	Makita Corp.	114,005
4,300	Maruichi Steel Tube, Ltd.	101,781
3,900	McDonald's Holdings Co. Japan, Ltd.	86,430
4,000	Minebea Co., Ltd.	62,914
3,200	Miraca Holdings, Inc.	147,114
1,500	Mitsubishi Motors Corp.	13,525
4,900	Mitsubishi Tanabe Pharma Corp.	84,062
92,700	Mitsubishi UFJ Financial Group, Inc.	574,129
1,800	Mixi, Inc.	72,763
2,100	MS&AD Insurance Group Holdings, Inc.	58,792
3,300	Nabtesco Corp.	95,334
6,000	NH Foods, Ltd.	138,262
9,300	NHK Spring Co., Ltd.	96,749
1,400	Nidec Corp.	92,934
1,000	Nippon Paint Holdings Co., Ltd.	36,557
25	Nippon Prologis REIT, Inc.(a)	55,034
14,000	Nippon Yusen KK	40,274
62,000	Nissan Motor Co., Ltd.	630,574
3,500	Nissin Foods Holdings Co., Ltd.	172,011
7,200	Nitto Denko Corp.	480,773
129,100	Nomura Holdings, Inc.	758,286
2,200	Nomura Research Institute, Ltd.	82,654
1,000	Obayashi Corp.	6,482
2,400	Oriental Land Co., Ltd.	181,723
2,200	Otsuka Holdings Co., Ltd.	68,824
87,900	Resona Holdings, Inc.	436,227

Shares		Value
Japan — (continued)
46,300	Ricoh Co., Ltd.	$503,440
9,500	Santen Pharmaceutical Co., Ltd.	138,565
200	Seiko Epson Corp.	3,542
31,400	Sekisui House, Ltd.	455,929
1,100	Seven & I Holdings Co., Ltd.	46,226
7,000	Sharp Corp.	13,711
1,400	Shimano, Inc.	208,043
500	SMC Corp.	148,882
12,600	Softbank Corp.	733,817
12,900	Sundrug Co., Ltd.	669,602
4,800	Suntory Beverage & Food, Ltd.	205,532
42,900	Sysmex Corp.	2,378,671
10,300	T&D Holdings, Inc.	141,482
13,000	Taiheiyo Cement Corp.	39,693
20,000	Taisei Corp.	112,886
1,900	THK Co., Ltd.	48,280
4,400	Toho Co., Ltd.	107,583
100	Toyota Motor Corp.	6,981
142	United Urban Investment Corp., Class REIT(a)	221,366
13,300	USS Co., Ltd.	229,818
13,000	Yamaguchi Financial Group, Inc.	149,413
14,000	Yokohama Rubber Co., Ltd.	144,313
		23,269,142

Mexico — 1.3%
72,200	Alfa SAB de CV, Class A†	146,024
28,900	Controladora Comercial Mexicana SAB de CV	93,084
10,800	Gruma SAB de CV, Class B	137,422
19,600	Grupo Aeroportuario del Pacifico SAB de CV, Class B	128,790
4,700	Grupo Carso SAB de CV	19,609
84,600	Grupo Financiero Banorte SAB de CV, Class O	490,512
17,700	Grupo Televisa SAB†	116,840
46,000	OHL Mexico SAB de CV†	86,943
474,000	Wal-Mart de Mexico SAB de CV(b)	1,181,154
		2,400,378
Netherlands — 6.1%
5,175	Airbus Group NV	336,430
4,950	ASML Holding NV	501,827
24,405	ASML Holding NV, Class G(b)	2,465,637
13,430	Core Laboratories NV(b)	1,403,301
15,599	Delta Lloyd NV	293,526
2,192	Heineken Holding NV	150,841
721	Heineken NV	55,031
65,916	ING Groep NV, CVA†	965,532
23,600	Koninklijke Ahold NV	465,057
12,949	Randstad Holding NV	784,964
27,880	Reed Elsevier NV	694,700
3,916	Royal Dutch Shell PLC, Class A	116,450
3,971	Royal Dutch Shell PLC, Class B	123,697
43,530	Sensata Technologies Holding NV†(b)	2,500,799
184	Wolters Kluwer NV	6,008
		10,863,800
New Zealand — 0.0%
5,808	Fletcher Building, Ltd.	36,479
12,575	Meridian Energy, Ltd.	19,010
1,936	Ryman Healthcare, Ltd.	11,330
		66,819
Norway — 1.1%
10,762	DnB NOR ASA	172,727
88,606	Norsk Hydro ASA	465,743

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Norway — (continued)
1,323	Orkla ASA	$9,985
63,847	Statoil ASA	1,128,905
6,693	Telenor ASA	135,067
131	Yara International ASA	6,651
		1,919,078
Panama — 0.4%
19,100	Banco Latinoamericano de Comercio Exterior SA, Class E	626,289

Russia — 0.8%
5,038	Lukoil OAO GDR	231,395
7,575	Lukoil OAO ADR	350,104
4,440	Moscow Exchange OAO	5,253
2,140	Severstal PAO†	24,231
179,900	Surgutneftegas†	108,372
6,030	Tatneft†	29,675
48,470	Yandex NV, Class A†	735,047
		1,484,077
Singapore — 0.8%
114,000	Ascendas Real Estate Investment Trust(a)	215,030
44,000	Keppel Land, Ltd.	142,487
99,200	Singapore Press Holdings, Ltd.	302,813
31,000	StarHub, Ltd.	98,278
40,400	United Overseas Bank, Ltd.	677,192
6,000	Wilmar International, Ltd.	14,244
		1,450,044
South Africa — 2.2%
566	AngloGold Ashanti, Ltd.	5,336
10,600	Aspen Pharmacare Holdings, Ltd.	334,923
150,806	FirstRand, Ltd.	693,262
7,736	Liberty Holdings, Ltd.	106,950
921	Mr Price Group, Ltd.	19,698
62,633	Netcare, Ltd.	214,786
54,485	Remgro, Ltd.	1,192,323
22,223	Sanlam, Ltd.	143,223
5,211	Sasol, Ltd.	175,942
70,825	Shoprite Holdings, Ltd.	957,565
5,551	Vodacom Group, Ltd.	60,633
		3,904,641
South Korea — 2.1%
2,599	Daewoo Securities Co., Ltd.	30,219
100	Dongbu Insurance Co., Ltd.	4,453
1,500	Hanwha Corp.	49,002
1,790	Hyundai Motor Co.	271,080
3,001	Industrial Bank of Korea	36,023
1,000	Kangwon Land, Inc.	31,186
1,480	KB Financial Group, Inc.	52,242
16,779	Korea Electric Power Corp.	691,458
800	KT&G Corp.	63,965
21,270	LG Display Co., Ltd.	601,940
106	Mirae Asset Securities Co., Ltd.	4,991
699	NAVER Corp.	421,709
460	Samsung Electronics Co., Ltd.	596,506
1,504	Samsung Securities Co., Ltd.	70,337
548	Shinhan Financial Group Co., Ltd.	20,588
8,705	SK Hynix, Inc.	355,570
2,889	SK Networks Co., Ltd.	21,203
1,610	SK Telecom Co., Ltd.	396,167
219	S-Oil Corp.	12,667
		3,731,306
Spain — 2.9%
3,601	Abertis Infraestructuras SA	65,086

Shares		Value
Spain — (continued)
1,509	ACS Actividades de Construccion y Servicios SA	$53,410
3,114	Amadeus IT Holding SA, Class A	133,457
8,222	Banco Bilbao Vizcaya Argentaria SA	83,038
197,989	Banco Santander SA	1,484,193
76,500	Bankinter SA	583,261
12,509	CaixaBank SA	59,323
31,536	Ferrovial SA	670,518
14,585	Grifols SA	624,946
45,852	Inditex SA	1,472,104
		5,229,336
Sweden — 2.5%
7,022	Boliden AB	139,103
8,920	Electrolux AB, Class B	254,830
9,501	Elekta AB, Class B	85,406
11,068	Hennes & Mauritz AB, Class B	448,450
22,941	Husqvarna AB, Class B	166,175
2,827	ICA Gruppen AB	94,759
2,360	Nordea Bank AB	28,746
3,181	Sandvik AB	35,621
26,151	Skandinaviska Enskilda Banken AB, Class A	305,227
65,959	Svenska Cellulosa AB, Class B	1,515,663
1,181	Svenska Handelsbanken AB, Class A	53,188
47,646	Swedbank AB, Class A	1,137,488
2,313	Telefonaktiebolaget LM Ericsson, Class B	29,040
17,435	TeliaSonera AB	110,794
		4,404,490
Switzerland — 5.3%
1,750	Actelion, Ltd.	201,834
9,918	Aryzta AG†	608,001
13,810	Credit Suisse Group AG	371,543
3,101	Lonza Group AG	386,068
32,917	Nestle SA	2,478,730
10,624	Novartis AG	1,048,594
5,037	Roche Holding AG	1,384,128
902	SGS SA	1,719,769
9	Sika AG	32,224
17,091	STMicroelectronics NV	159,271
2,370	Swatch Group AG (The)	1,002,289
454	Zurich Insurance Group AG	153,453
		9,545,904
Taiwan — 3.9%
167,000	Acer, Inc.	107,586
14,000	Advanced Semiconductor Engineering, Inc.	18,958
5,000	Asustek Computer, Inc.	50,265
222,000	AU Optronics Corp.	111,392
32,000	Chicony Electronics Co., Ltd.	89,536
36,000	China Motor Corp.	31,153
18,000	China Steel Corp.	14,943
204,000	Chunghwa Telecom Co., Ltd.	651,964
36,000	Far Eastern New Century Corp.	37,108
13,000	Foxconn Technology Co., Ltd.	34,856
36,000	Innolux Corp.	17,936
2,000	Novatek Microelectronics Corp.	10,322
61,000	Pegatron Corp.	164,581
1,000	Phison Electronics Corp.	8,287
30,000	Realtek Semiconductor Corp.	95,552
17,000	Ruentex Industries, Ltd.	37,199
483,000	Shin Kong Financial Holding Co., Ltd.	137,194
132,000	SinoPac Financial Holdings Co., Ltd.	55,022
21,000	Standard Foods Corp.	54,061

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value
Taiwan — (continued)
260,000	Taiwan Business Bank†	$78,860
56,000	Taiwan Cooperative Financial Holding Co., Ltd.	28,339
203,230	Taiwan Semiconductor Manufacturing Co., Ltd.	4,771,840
13,000	Transcend Information, Inc.	46,027
21,000	Uni-President Enterprises Corp.	35,095
54,000	Vanguard International Semiconductor Corp.	91,663
92,000	WPG Holdings, Ltd.	118,377
		6,898,116
Thailand — 0.4%
48,000	Kasikornbank PCL	339,233
525,500	Krung Thai Bank PCL	368,140
		707,373
Turkey — 0.2%
117,400	Haci Omer Sabanci Holding AS	414,035

United Kingdom — 9.8%
5,916	Aberdeen Asset Management PLC	40,248
1,241	Admiral Group PLC	28,100
2,362	AMEC PLC	31,595
6,698	ARM Holdings PLC	108,784
42,565	ARM Holdings PLC ADR (b)	2,098,454
6,073	AstraZeneca PLC	416,718
25,411	BAE Systems PLC	196,924
203,328	BP PLC	1,317,999
30,561	British American Tobacco PLC	1,582,565
17,245	British Sky Broadcasting Group PLC	253,707
191,714	BT Group PLC, Class A	1,245,723
1,006	Burberry Group PLC	25,835
1,865	Capita Group PLC (The)	30,830
46,348	Centrica PLC	173,355
10,611	Diageo PLC	293,227
11,400	easyJet PLC	317,277
105,800	G4S PLC	463,764
23,919	GlaxoSmithKline PLC	550,612
18,311	Glencore PLC	77,304
54,521	HSBC Holdings PLC	464,595
19,356	ICAP PLC	150,967
52,200	International Consolidated Airlines Group SA†	465,268
9,448	ITV PLC	35,374
6,577	Legal & General Group PLC	27,086
292,790	Lloyds Banking Group PLC†	339,382
4,849	London Stock Exchange Group PLC	176,357
126,500	Man Group PLC	381,567
1,027	Next PLC	106,806
3,862	Persimmon PLC	95,173
10,350	Provident Financial PLC	412,873
36,756	Prudential PLC	912,112
27,486	Reckitt Benckiser Group PLC	2,361,191
4,481	Reed Elsevier PLC	77,063
1,291	Rio Tinto PLC	53,236
37,879	Rolls-Royce Holdings PLC	534,241
35,496	Smith & Nephew PLC	605,260
2,588	Travis Perkins PLC	74,723
36,384	Tullow Oil PLC	152,529
20,089	Vodafone Group PLC	65,737
1,826	Weir Group PLC	46,076
41,242	WH Smith PLC	792,435
		17,583,072

Shares		Value
United States — 1.8%
23,275	ACE, Ltd.	$2,594,930
12,900	Tata Motors, Ltd. ADR	581,274
		3,176,204
Total Common Stock		–
(Cost $166,943,884)		172,165,761

SHORT-TERM INVESTMENTS — 13.5%
3,033,475	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%(c)	3,033,474
21,032,826	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(c) (d)	21,032,826

Total Short-Term Investments
(Cost $24,066,300)		24,066,300

PREFERRED STOCK — 1.0%
Brazil — 0.3%
3,200	AES Tiete SA	17,226
1,320	Banco Bradesco SA, Class Preference	12,255
9,200	Cia Brasileira de Distribuicao, Class Preference	275,145
600	Cia Energetica de Minas Gerais	2,436
5,600	Itau Unibanco Holding SA	62,149
2,000	Metalurgica Gerdau SA, Class A	6,843
28,300	Petroleo Brasileiro SA	86,898
3,600	Suzano Papel e Celulose SA, Class A	16,694
		479,646
Germany — 0.5%
7,513	Henkel AG & Co. KGAA	882,484

Russia — 0.1%
39	AK Transneft OAO†	83,337
96,700	Surgutneftegas†	73,794
		157,131
South Korea — 0.1%
200	Hyundai Motor Co.	19,952
302	Hyundai Motor Co.	30,954
162	Samsung Electronics Co., Ltd., Class Preference	160,859
		211,765
Total Preferred Stock
(Cost $1,808,855)		1,731,026

EXCHANGE TRADED FUNDS — 0.8%
27,401	iShares MSCI India ETF	879,298
11,591	Vanguard FTSE All-World ex-US ETF	564,830
Total Exchange Traded Fund
(Cost $1,373,063)		1,444,128

Number of Rights
RIGHTS ‡‡ — 0.0%
Spain — 0.0%
8,222	Banco Bilbao Vizcaya Argentaria SA†	1,185

Total Rights (Cost $–)		1,185

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2015
Schedule of Investments	(Unaudited)

Shares		Value

PRIVATE COMPANY — 0.0%
Malta — 0.0%
4,007	BGP Holdings PLC†	$—
Total Private Company
(Cost $–)		—

Total Investments — 111.5%
(Cost $194,192,102)‡		199,408,400
Other Assets & Liabilities, Net — (11.5)%		(20,511,728)
NET ASSETS — 100.0%		$178,896,672

†	Non-income producing security.
‡‡	Expiration date may be unavailable.
*	Security traded on the Toronto Stock Exchange.
(a)	Real Estate Investment Trust.
(b)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $20,558,587.
(c)	Rate shown is the 7-day effective yield as of March 31, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2015 was $21,032,826.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $70,395.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2015 was $85,326 and represents 0.0% of Net Assets.
‡	At March 31, 2015, the tax basis cost of the Fund's investments was $194,192,102, and the unrealized appreciation and depreciation were $13,431,640 and $(8,215,342), respectively.

ADR — American Depositary Receipt
ETF— Exchange Traded Fund
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2*	Level 3‡		Total
Common Stock	$—	$—	$—		$—
Australia	—	7,130,357	—		7,130,357
Austria	—	822,174	—		822,174
Belgium	—	1,795,215	—		1,795,215
Bermuda	2,540,097	57,333	85,326		2,682,756
Brazil	1,118,427	—	—		1,118,427
Canada	12,230,993	—	—		12,230,993
Cayman Islands	312,600	—	—		312,600
China	1,152,500	6,955,653	—		8,108,153
Denmark	2,639,868	8,294,894	—		10,934,762
Finland	—	1,387,663	—		1,387,663
France	—	5,275,399	—		5,275,399
Germany	—	8,437,330	—		8,437,330
Guernsey	—	45,450	—		45,450
Hong Kong	—	4,760,624	—		4,760,624
India	824,380	—	—		824,380
Indonesia	—	1,466,876	—		1,466,876
Ireland	2,320,183	2,611,409	—		4,931,592
Israel	—	3,603	—		3,603
Italy	—	2,223,303	—		2,223,303
Japan	—	23,269,142	—		23,269,142
Mexico	2,400,378	—	—		2,400,378
Netherlands	6,369,737	4,494,063	—		10,863,800
New Zealand	—	66,819	—		66,819
Norway	—	1,919,078	—		1,919,078
Panama	626,289	—	—		626,289
Russia	1,128,720	355,357	—		1,484,077
Singapore	—	1,450,044	—		1,450,044
South Africa	—	3,904,641	—		3,904,641
South Korea	—	3,731,306	—		3,731,306
Spain	—	5,229,336	—		5,229,336
Sweden	—	4,404,490	—		4,404,490
Switzerland	—	9,545,904	—		9,545,904
Taiwan	4,771,840	2,126,276	—		6,898,116
Thailand	—	707,373	—		707,373
Turkey	—	414,035	—		414,035
United Kingdom	2,098,454	15,484,618	—		17,583,072
United States	3,176,204	—	—		3,176,204
Total Common Stock	43,710,670	128,369,765	85,326		172,165,761
Private Company	—	—	—		—
Malta	—	—	—	^	—
Total Private Company	—	—	—		—
Short-Term Investments	24,066,300	—	—		24,066,300
Preferred Stock	479,646	1,251,380	—		1,731,026
Exchange Traded Funds	1,444,128	—	—		1,444,128
Rights	1,185	—	—		1,185
Total Investments in Securities	$69,701,929	$129,621,145	$85,326		$199,408,400

*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

‡	A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

^	This security was categorized as Level 3 and had a market value of $0 as of March 31, 2015 and the value has remained $0 throughout the period ended March 31, 2015. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended March 31, 2015.

For the period ended March 31, 2015, the transfers out of Level 1 and into Level 2 were $6,636,965 and the transfers out of Level 2 into Level 1 were $1,185.  The transfers were related to the fair value of certain foreign securities.

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: May 29, 2015

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 29, 2015